As filed with the Securities and Exchange Commission on October 20, 1995


                                        Securities Act Registration No. 2-63394
                               Investment Company Act Registration No. 811-2896
===============================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------


                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 26                     [x]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     [x]
                                Amendment No. 25                            [x]
                        (Check appropriate box or boxes)                    [x]


                               -------------------

                        PRUDENTIAL HIGH YIELD FUND, INC.
               (Exact name of registrant as specified in charter)
               (formerly Prudential-Bache High Yield Fund, Inc.)

                               ONE SEAPORT PLAZA,
                            NEW YORK, NEW YORK 10292
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 214-1250

                               S. Jane Rose, Esq.
                               One Seaport Plaza
                            New York, New York 10292
               (Name and Address of Agent for Service of Process)

                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

              It is proposed that this filing will become effective
                            (check appropriate box):



              [ ] immediately upon filing pursuant to paragraph (b)
              [ ] on (date) pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [X] on (January 2, 1996) pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] on (date) pursuant to paragraph (a)(2) of rule 485.
                  If appropriate, check the following box:
              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's most recent fiscal year ended December 31, 1994 was filed on February 24, 1995.


================================================================================

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)


N-1a Item No.                                                                   Location
------------                                                                    --------
Part A
Item  1.Cover Page .........................................................    Cover Page

Item  2.Synopsis ...........................................................    Fund Expenses

Item  3.Condensed Financial Information ....................................    Fund Expenses; Financial Highlights;
                                                                                How the Fund Calculates Performance

Item  4.General Description of Registrant ..................................    Cover Page; Fund Highlights; How the
                                                                                Fund Invests; General Information

Item  5.Management of the Fund .............................................    Financial Highlights; How the Fund
                                                                                is Managed

Item  6.Capital Stock and Other Securities .................................    Dividends, Distributions and Taxes;
                                                                                General Information

Item  7.Purchase of Securities Being Offered ...............................    Shareholder Guide; How the Fund
                                                                                Values its Shares

Item  8.Redemption or Repurchase ...........................................    Shareholder Guide; How the Fund
                                                                                Values its Shares; General Information

Item  9.Pending Legal Proceedings ..........................................    Not Applicable

Part B
Item  10.Cover Page ........................................................    Cover Page

Item  11.Table of Contents .................................................    Table of Contents

Item  12.General Information and History ...................................    General Information

Item  13.Investment Objectives and Policies ................................    Investment Objective and Policies;
                                                                                Investment Restrictions

Item  14.Management of the Fund ............................................    Directors and Officers; Manager;
                                                                                Distributor

Item  15.Control Persons and Principal Holders of Securities ...............    Not Applicable

Item  16.Investment Advisory and Other Services ............................    Manager; Distributor; Custodian,
                                                                                Transfer and Dividend Disbursing
                                                                                Agent and Independent Accountants

Item  17.Brokerage Allocation and Other Practices ..........................    Portfolio Transactions and Brokerage

Item  18.Capital Stock and Other Securities ................................    Not Applicable

Item  19.Purchase, Redemption and Pricing of Securities Being Offered ......    Purchase and Redemption of Fund
                                                                                Shares; Shareholder Investment
                                                                                Account; Net Asset Value

Item  20.Tax Status ........................................................    Taxes, Dividends and Distributions

Item  21.Underwriters ......................................................    Distributor

Item  22.Calculation of Performance Data ...................................    Performance Information

Item  23.Financial Statements ..............................................    Financial Statements

Part C
Information required to be included in Part C is set forth under the appropriate
Item,  so  numbered,  in  Part  C  to  this  Post-Effective   Amendment  to  the
Registration Statement.

                        Prudential High Yield Fund, Inc.
             Supplement dated January 2, 1996 to Prospectus Dated
                               February 28, 1995


    Prudential High Yield Fund, Inc. (the Fund) currently offers four classes of shares to provide investors with alternative investment options. Class A, Class B and Class C shares are described in the Prospectus and Class Z shares are described in the Prospectus as supplemented hereby. Class Z shares are offered exclusively for sale to the Trustee of the Prudential Securities 401(k) Plan, a defined contribution plan sponsored by Prudential Securities Incorporated (the PSI 401(k) Plan or the Plan).



The following information supplements "Financial Highlights" in the Prospectus:

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
            (for a share outstanding throughout the period indicated)
                      (Class A, Class B and Class C Shares)

--------------------------------------------------------------------------------

The following financial highlights for Class A, Class B and Class C shares are unaudited. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A, Class B and Class C share of common stock, respectively, outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information has been determined based on data contained in the financial statements. No Class Z shares were outstanding during the indicated period.


--------------------------------------------------------------------------------

                                                                 Six Months Ended June 30, 1995
                                                             -------------------------------------
                                                                Class A       Class B      Class C

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....................  $     7.68    $     7.67       $  7.67
                                                           ----------    ----------       -------
Income from investment operations
Net investment income ...................................         .40           .38           .38
Net realized and unrealized gain (loss) on investments ..         .37           .37           .37
                                                           ----------    ----------       -------
    Total from investment operations ....................         .77           .75           .75
                                                           ----------    ----------       -------

Less distributions
Dividends from net investment income ....................        (.40)         (.38)         (.38)
Dividends in excess of net investment income ............        (.01)         (.01)         (.01)
                                                           ----------    ----------       -------
    Total distributions .................................        (.41)         (.39)         (.39)
                                                           ----------    ----------       -------
Net asset value, end of period ..........................  $     8.04    $     8.03       $  8.03
                                                           ==========    ==========       =======

TOTAL RETURN# ...........................................       9.90%         9.73%         9.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) .........................  $1,120,995    $2,651,716       $11,194
Average net assets (000) ................................  $  913,428    $2,758,358       $ 7,370
Ratios to average net assets:*
  Expenses, including distribution fees .................        .74%         1.34%         1.34%
  Expenses, excluding distribution fees .................        .59%          .59%          .59%
  Net investment income .................................      10.45%         9.83%         9.84%
Portfolio turnover rate .................................         42%           42%           42%

--------------
*Annualized*
#Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------

The following information supplements "How the Fund is Managed-Distributor" in the Prospectus:

    Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

The following  information  supplements  "How the Fund Values its Shares" in the
Prospectus:

    The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution and/or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related accrual differential among the classes.

The    following     information     supplements    "Taxes,     Dividends    and
Distributions-Taxation of Shareholders" in the Prospectus:

    As a qualified plan, the PSI 401(k) Plan generally pays no federal income tax. Individual participants in the Plan should consult the Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI 401(k) Plan.

    The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

The following information supplements "General Information-Description of Common Stock" in the Prospectus:

    The Fund is authorized to offer 3 billion shares of common stock, $.01 par value per share, divided into four classes of shares, designated Class A, Class B, Class C and Class Z shares, each consisting of 750 million authorized shares. Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares which are not subject to any distribution and/or service fee), (ii) each class has exclusive voting rights with respect to its distribution and service plan, if any, and on any other matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the Trustee of the PSI 401(k) Plan. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Directors may determine. Currently, the Fund is offering four classes, designated Class A, Class B, Class C and Class Z shares.

The  following  information   supplements  the  information  under  "Shareholder
Guide-How to Buy Shares of the Fund" and "Shareholder Guide-How to Sell Your Shares" in the Prospectus:

    Class Z shares of the Fund are offered exclusively for sale to the Trustee of the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual plan participants with respect to their contributions in the Plan. All purchases through the Plan will be for Class Z shares. Individual Plan participants should consult Plan documents for a description of the procedures and limitations applicable to the making or changing of investment choices. Copies of the Plan documents are available from the Prudential Securities Benefits Department at One Seaport Plaza, 33rd Floor, New York, New York 10292 or by calling (212) 214-7194.

    The average net asset value per share at which shares of the Fund are purchased or redeemed by the Plan for the accounts of individual plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

The following information supplements "Shareholder Guide-How to Exchange Your Shares" in the Prospectus:

    Effective (as of the date of this Supplement), Class A shares held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged at relative net asset value for Class Z shares. You should contact the Prudenital Securities Benefits Department about how to exchange your Class Z shares. See "How to Buy Shares of the Fund" above.

The information above also supplements the information under "Fund Highlights" in the Prospectus as appropriate.

    The following information supplements "Fund Expenses" in the Prospectus.


                                  FUND EXPENSES

--------------------------------------------------------------------------------


Shareholder Transaction Expenses                                        Class Z Shares
  Maximum Sales Load Imposed on Purchases (as a percentage of
    offering price) ..................................................      None
  Maximum Sales Load or Deferred Sales Load Imposed on
    Reinvested Dividends .............................................      None
  Deferred Sales Load (as a percentage of original purchase
    price or redemption proceeds, whichever is lower) ................      None
  Redemption Fees ....................................................      None
  Exchange Fee .......................................................      None


Annual Fund Operating Expenses
(as a percentage of average net assets)                                 Class Z Shares*
    Management Fees ..................................................       42%
    12b-1 Fees .......................................................      None
    Other Expenses ...................................................      .21%
    Total Fund Operating Expenses ....................................      .63%
                                                                            ===



Example                                                                  1 year   3 years  5 years  10 years
-------                                                                  ------   -------  -------  --------


You would pay the following expenses on a $1,000 investment, assuming:
  (1) 5% annual return and (2) redemption at the end of each time period:
    Class Z* .........................................................     $6       $20      $35      $79


The above example is based on expenses expected to have been incurred if Class Z shares had been in existence during the fiscal year ended December 31, 1994. The example should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in Class Z shares of the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees and franchise taxes.

-------------
*Estimated based on expenses expected to have been incurred if Class Z shares had been in existence during the fiscal year ended December 31, 1994.

--------------------------------------------------------------------------------

                        Prudential High Yield Fund, Inc.
                      Supplement dated January 2, 1996 to
           Statement of Additional Information dated February 28, 1995


The following information supplements "Directors and Officers" in the Statement of Additional Information:

    As of September 22, 1995, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund.

    As of September 22, 1995, Prudential Securities was the record holder for other beneficial owners of 52,853,233 Class A shares (or 36% of the outstanding Class A shares), 160,524,533 Class B shares (or 48% of the outstanding Class B shares) and 1,708,429 Class C shares (or 89% of the outstanding Class C shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

The  following  information  supplements   "Distributor"  in  the  Statement  of
Additional Information:

    Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

The following information supplements "Purchase and Redemption of Fund Shares" in the Statement of Additional Information:

    Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are not subject to any sales or redemption charge and are offered exclusively for sale to the Trustee of the Prudential Securities 401(k) Plan, a defined contribution plan sponsored by Prudential Securities (the PSI 401(k) Plan). See "Shareholder Guide-How to Buy Shares of the Fund" in the Prospectus.

    Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares which are not subject to any sales or redemption charge or to any distribution and/or service fee), (ii) each class has exclusive voting rights with respect to its distribution and service plan, if any, and on any other matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to the Trustee of the PSI 401(k) Plan. See "Distributor." Each class also has separate exchange privileges. See "Shareholder Investment Account-Exchange Privilege."



Specimen Price Make-up Sheet

    Under the current distribution arrangement between the Fund and the Distributor, Class A shares are sold with a maximum sales charge of 4% and Class B*, Class C* and Class Z** shares are sold at net asset value. Using the Fund's net asset value at June 30, 1995, the maximum offering price of the Fund's shares is as follows:


  Class A
    Net asset value and redemption price per Class A share ......................   $8.04
                                                                                    -----
    Maximum sales charge (4% of offering price) .................................     .34
                                                                                    -----
    Offering price to public ....................................................   $8.38
                                                                                    -----
  Class B
    Net asset value, offering price and redemption price per Class B share* .....   $8.03
                                                                                    -----
  Class C
    Net asset value, offering price and redemption price per Class C share* .....   $8.03
                                                                                    -----
  Class Z
    Net asset value, offering price and redemption price per Class Z share** ....   $8.03
                                                                                    -----

 ------------
 *Class B and Class C shares are subject to a contingent  deferred  sales charge
  on certain   redemptions.    See   "Shareholder   Guide-How   to   Sell   Your
  Shares-Contingent Deferred Sales Charges" in the Prospectus.
**Class Z shares did not exist prior to January 2, 1996.

The following information supplements "Shareholder Investment Account-Exchange Privilege" in the Statement of Additional Information:

    Class Z. Class Z shares may be exchanged for Class Z shares of the funds listed below which particpate in the PSI 401(k) Plan. No fee or sales load will be imposed upon the exchange.

     Prudential Allocation Fund
       (Balanced Portfolio)
     Prudential Equity Income Fund
     Prudential Equity Fund, Inc.
     Prudential Global Fund, Inc.
     Prudential Government Income Fund, Inc.
     Prudential Government Securities Trust
       (Money Market Series)
     Prudential Growth Opportunity Fund, Inc.
     Prudential MoneyMart Assets, Inc.
     Prudential Multi-Sector Fund, Inc.
     Prudential Pacific Growth Fund, Inc.
     Prudential Utility Fund, Inc.

The following information supplements "Performance Information" in the Statement of Additional Information:

    Average Annual Total Return. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.


    The average annual total return for Class A shares for the one year, five years and since inception (January 22, 1990) periods ended June 30, 1995 was 5.1%, 11.7% and 10.4%, respectively. The average annual total return for the Class B shares of the Fund for the one, five and ten year periods ended on June 30, 1995 was 4.0%, 11.9% and 10.1%, respectively. The average annual total return for Class C shares since inception (August 1, 1994) through June 30, 1995 was 7.9%. During these periods, no Class Z shares were outstanding.


    Aggregate Total Return. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.


    The aggregate total return for Class A shares for the one year, five years and since inception (January 22, 1990) periods ended June 30, 1995 was 9.5%, 81.3% and 78.1%, respectively. The aggregate total return with respect to the Class B shares of the Fund for the one, five and ten-year periods ended on June 30, 1995 was 9.0%, 76.5%, and 140.1%, respectively. The aggregate total return for Class C shares since inception (August 1, 1994) through June 30, 1995 was 8.9%. During these periods, no Class Z shares were outstanding.


    Yield. The Fund may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B, Class C shares and Class Z shares. The Fund's 30-day yields for the 30-day period ended June 30, 1995 for the Fund's Class A, Class B and Class C shares was 10.5%, 10.3% and 10.3%, respectively. During these periods, no Class Z shares were outstanding.

Left Column --



Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------
LONG-TERM INVESTMENTS--96.0%
BONDS--95.2%
-----------------------------------------------------------
Aerospace--1.7%
B1           $17,515     K & F Industries, Inc.,
                          Sr. Sec'd. Notes,
                          11.875%, 12/1/03           $   17,865,300
Ba3           18,500     Rohr, Inc., Sr. Notes,
                          11.625%, 5/15/03               19,517,500
B3            27,750     Sequa Corp.,
                          Sr. Sub. Notes,
                          9.375%, 12/15/03               25,946,250
                                                     --------------
                                                         63,329,050
------------------------------------------------------------
Airlines--0.9%
NR             6,716     NWA, Inc., Sr. Notes,
                          12.09%, 12/31/00                6,846,296
                         USAir, Inc., Sr. Notes,
B3             5,000     9.625%, 2/1/01                   4,250,000
B3            26,275     10.00%, 7/1/03                  22,333,750
                                                     --------------
                                                         33,430,046
------------------------------------------------------------
Automotive Parts--4.5%
B3            13,000     Doehler Jarvis, Inc.,
                          Sr. Notes,
                          11.875%, 6/1/02                13,910,000
                         Exide Corp.,
B1            23,000D    Sr. Notes,
                          (cost $23,204,375;
                          purchased-1995),
                          10.00%, 4/15/05                23,632,500
B2            18,000     Sr. Sub. Def'd. Deb.,
                          12.25%, 12/15/04               14,310,000
                         Foamex JPS Automotive
                          L.P.,
B2            23,700     Sr. Notes,
                          11.125%, 6/15/01               23,344,500
B1            13,500     Foamex L.P., Sr. Notes,
                          11.25%, 10/1/02                13,297,500
Caa           20,250     Sr. Sec'd. Disc. Deb.,
                          Ser. B,
                          Zero Coupon (until
                          7/1/99),
                          14.00%, 7/1/04                 10,935,000



Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------

B3           $ 6,910     Sr. Sub. Deb.,
                          11.875%, 10/1/04           $    6,529,950
B2            12,500     Harvard Industries, Inc.,
                          Sr. Notes,
                          12.00%, 7/15/04                12,625,000
B2            10,000     J.B. Poindexter & Co.,
                          Inc.,
                          Sr. Notes,
                          12.50%, 5/15/04                 9,600,000
B2            10,130     Motor Wheel Corp.,
                          Sr. Notes,
                          11.50%, 3/1/00                  8,813,100
B3            31,750     SPX Corp., Sr. Sub. Notes,
                          11.75%, 6/1/02                 33,099,375
                                                     --------------
                                                        170,096,925
------------------------------------------------------------
Broadcasting & Other Media--12.8%
B1            10,000     Ackerly Communications,
                          Inc., Sr. Sec'd. Notes,
                          10.75%, 10/1/03                10,500,000
                         Adelphia Communications
                          Corp., Sr. Notes,
                          12.50%, 5/15/02                21,123,850
B3            21,230
B2            19,707     9.50%, 2/15/04, PIK             16,209,010
B3             9,500     Allbritton Communications
                          Co., Sr. Sub. Deb.,
                          11.50%, 8/15/04                10,070,000
B2            25,500     Bell Cablemedia Co.,
                          Sr. Disc. Notes,
                          Zero Coupon (until
                          7/15/99),
                          11.95%, 7/15/04                17,148,750
                         Benedek Broadcasting
                          Corp., Sr. Notes,
                          (cost $15,542,500;
                          purchased-1995),
                          11.875%, 3/1/05                15,874,875
B2            15,450D
B1            26,000     Cablevision Industries
                          Corp.,
                          Sr. Notes,
                          9.25%, 4/1/08                  26,910,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

Left Column --


Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount      Description                  Value (Note 1)
Rating       (000)
-----------------------------------------------------------
Broadcasting & Other Media (cont'd.)
                         Cablevision System Corp.,
B3           $ 6,560     Sr. Sub. Deb.,
                          10.75%, 4/1/04             $    6,888,000
B3            20,750     Sr. Sub. Notes,
                          9.875%, 2/15/13                21,891,250
B2            33,385     Century Communications
                          Corp., Sr. Sub. Notes,
                          11.875%, 10/15/03              35,388,100
B3             9,600     Chancellor Broadcasting
                          Co.,
                          Sr. Sub. Notes,
                          12.50%, 10/1/04                 9,936,000
                         Continental Cablevision,
                          Inc.,
Ba2           18,500     Sr. Deb.,
                          9.50%, 8/1/13                  19,055,000
B1            15,700     Sr. Sub. Deb.,
                          11.00%, 6/1/07                 17,427,000
NR               750     Cooke Media Group, Inc.,
                          Sub. Deb.,
                          11.625%, 4/1/99                   720,000
NR            27,468     Falcon Holdings Corp.
                          L.P.,
                          Sr. Sub. Notes,
                          11.00%, 9/15/03, PIK           24,721,239
B3            10,800D    Granite Broadcasting
                          Corp.,
                          Sr. Notes, Ser. A,
                          (cost $10,806,750;
                          purchased-1995),
                          10.375%, 5/15/05               10,840,500
B3             6,500D/@  Heartland Wireless
                          Communications, Inc.,
                          Sr. Notes,
                          (cost $6,500,000;
                          purchased-1995),
                          13.00%, 4/15/03                 6,841,250
B3            38,200D    International Cabletel,
                          Inc.,
                          Sr. Notes,
                          (cost $21,112,190;
                          purchased-1995),
                          Zero Coupon (until
                          4/15/00),
                          12.75%, 4/15/05                22,729,000
                         Jones Intercable, Inc.,
                          Sr. Sub. Deb.,
B1            14,950     11.50%, 7/15/04                 16,519,750
B1            18,645     10.50%, 3/1/08                  19,763,700
B3           $50,000     Marcus Cable Operating Co.
                          L. P., Sr. Sub. Disc.
                          Notes,
                          Zero Coupon (until
                          2/1/00),
                          13.50%, 8/1/04             $   31,625,000





Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------

Caa           17,000@    Peoples Choice TV Corp.,
                          Sr. Disc. Notes,
                          Zero Coupon, 6/1/04             8,075,000
                         Rogers Cablesystems, Inc.,
NR            60,000     Sr. Notes,
                          10.00%, 3/15/05                61,650,000
Ba3           10,000     Sr. Sec'd. Deb.,
                          10.125%, 9/1/12                10,175,000
B3            44,500@    United Int'l. Holdings,
                          Inc.,
                          Sr. Disc. Notes,
                          Zero Coupon, 11/15/99          26,922,500
NR            16,000D    Young Broadcasting, Inc.,
                          Sr. Notes,
                          (cost $16,000,000;
                          purchased-1995),
                          10.125%, 2/15/05               16,040,000
                                                     --------------
                                                        485,044,774
------------------------------------------------------------
Building & Related Industries--4.8%
B1            35,425     American Standard, Inc.,
                          Sr. Sub. Deb.,
                          Zero Coupon (until
                          6/1/98),
                          10.50%, 6/1/05                 26,923,000
B2             8,250     Baldwin Co., Sr. Notes,
                          10.375%, 8/1/03                 4,991,250
B1            34,750     Building Material Corp. of
                          America, Sr. Def'd.
                          Notes,
                          Zero Coupon (until
                          7/1/99),
                          11.75% 7/1/04, Ser. B          20,676,250
B1            10,000     Continental Homes
                          Holdings, Sr. Notes,
                          12.00%, 8/1/99                 10,050,000
B3            15,000     Greystone Homes, Inc.,
                          Sr. Notes,
                          10.75%, 3/1/04                 13,050,000
NR            10,000     J.M. Peters, Inc., Sr.
                          Notes,
                          12.75%, 5/1/02                  8,200,000

--------------------------------------------------------------------------------
                                           See Notes to Financial Statements.

Left Column --


Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount      Description                  Value (Note 1)
Rating       (000)
-----------------------------------------------------------
Building & Related Industries (cont'd.)
B3           $25,125     Nortek, Inc.,
                          Sr. Sub. Notes,
                          9.875%, 3/1/04             $   22,612,500
B2            15,600     NVR, Inc., Sr. Notes,
                          11.00%, 4/15/03                14,196,000
Ba3            8,950     Ryland Group, Inc.,
                          Sr. Sub. Notes,
                          10.50%, 7/15/02                 8,860,500
Ba3           26,580     U.S. Home Corp.,
                          Sr. Notes,
                          9.75%, 6/15/03                 25,782,600
NR            25,000     Walter Industries, Inc.,
                          Sr. Notes,
                          12.19%, 3/15/00                25,000,000
                                                     --------------
                                                        180,342,100
------------------------------------------------------------
Casinos--4.6%
B2            25,900     Bally's Grand, Inc.,
                          First Mtge. Notes,
                          10.375%, 12/15/03              25,252,500
B1            18,200     Bally's Park Place
                          Funding, Inc.,
                          First Mtge. Bonds,
                          9.25%, 3/15/04                 17,108,000
B2            12,500     Boyd Gaming Corp.,
                          Sr. Sub. Notes, Ser. B,
                          10.75%, 9/1/03                 12,875,000
B1            10,000     Casino Magic Finance
                          Corp., First Mtge. Bonds,
                          11.50%, 10/15/01                7,600,000
B1            16,000     Empress River Casino
                          Finance Corp., Sr. Notes,
                          10.75%, 4/1/02                 16,000,000
Ba3           12,000     Grand Casino Resorts,
                          Inc.,
                          First Mtge. Notes, Ser.
                          B,
                          12.50%, 2/1/00                 12,960,000
NR             8,897     Hollywood Casino Corp.,
                          Sr. Sec'd. Notes,
                          14.00%, 4/1/98                  9,764,458
NR             5,000     President Riverboat
                          Casinos, Inc.,
                          Sr. Notes,
                          13.00%, 9/15/01                 4,300,000





Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------
B3           $ 7,960     Resorts Int'l., Inc.,
                          First Mtge. Notes,
                          7.25%, 6/30/00             $    6,576,286
B2            18,800     Station Casinos, Inc.,
                          Sr. Sub. Notes,
                          9.625%, 6/1/03                 17,343,000
Caa           55,464     Trump Taj Mahal Funding,
                          Inc.,
                          First Mtg. Bonds,
                          Class B, PIK,
                          11.35%, 11/15/99               43,954,891
                                                     --------------
                                                        173,734,135
------------------------------------------------------------
Chemicals--4.0%
B2            20,000     Arcadian Partners L.P.,
                          Sr. Notes, Ser. A,
                          10.75%, 5/1/05                 20,150,000
Ba3           44,500     G-I Holdings, Inc.,
                          Sr. Notes,
                          Zero Coupon, 10/1/98           29,815,000
                         Huntsman Corp.,
                          First Mtge. Notes,
                          10.625%, 4/15/01               13,715,000
B1            13,000
B1             3,500     11.00%, 4/15/04                  3,823,750
NR            19,427     Indspec Chemical Corp.,
                          Sr. Sub. Notes,
                          Zero Coupon (until
                          12/1/98),
                          10.50%, 12/1/03                12,239,010
                         NL Industries, Inc.,
B2            15,830     Sr. Notes,
                          Zero Coupon (until
                          10/15/98),
                          13.00%, 10/15/05               11,081,000
B1            20,850     Sr. Sec'd Notes,
                          11.75%, 10/15/03               21,736,125
B1            19,600     Rexene Corp., Sr. Notes,
                          11.75%, 12/1/04                20,972,000
Ba3           16,500D    Terra Industries, Inc.,
                          Sr. Notes,
                          (cost $16,500,000;
                          purchased-1995),
                          10.50%, 6/15/05                16,912,500
                                                     --------------
                                                        150,444,385

--------------------------------------------------------------------------------
See Notes to Financial Statements.

Left Column --

Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount      Description                  Value (Note 1)
Rating       (000)
-----------------------------------------------------------
Consumer Goods--2.2%
B3           $ 7,000@    Health O Meter, Inc.,
                          Sr. Sub. Notes,
                          13.00%, 8/15/02            $    6,370,000
B2             5,800D    Remington Arms, Inc.,
                          Sr. Sub. Notes,
                          (cost $5,002,375;
                          purchased-1994),
                          10.00%, 12/1/03                 5,452,000
B2            31,345     Revlon Consumer Products
                          Corp., Sr. Notes,
                          9.375%, 4/1/01                 30,247,925
B3            57,500     Revlon Worldwide Corp.,
                          Sr. Sec'd. Notes,
                          Zero Coupon, 3/15/98           39,818,750
                                                     --------------
                                                         81,888,675
------------------------------------------------------------
Diversified Industries--4.2%
                         Envirodyne Industries,
                          Inc.,
                          Sr. Notes,
                          10.25%, 12/1/01                14,707,500
B3            18,500
NR             5,000D    Sr. Sec'd. Notes,
                          (cost $5,000,000;
                          purchased-1995),
                          12.00%, 6/15/00                 4,875,000
B3             5,000     Fairchild Corp., Sub.
                          Deb.,
                          12.00%, 10/15/01                4,350,000
B2            14,800     Fairchild Industries,
                          Inc.,
                          Sr. Sec'd. Notes,
                          12.25%, 2/1/99                 15,022,000
                         IMO Industries, Inc.,
                          Sr. Sub. Deb.,
B3            15,180     12.25%, 8/15/97                 15,217,950
B3             5,750     12.00%, 11/1/01                  5,951,250
                         Interlake Corp.,
B2             9,500     Sr. Notes,
                          12.00%, 11/15/01                9,713,750
B3            27,420     Sr. Sub. Deb.,
                          12.125%, 3/1/02                27,077,250
B3            27,000     Jordan Industries, Inc.,
                          Sr. Notes,
                          10.375%, 8/1/03                24,907,500





Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------

B3           $ 1,000     MAXXAM Group, Inc.,
                          Sr. Sec'd. Disc. Notes,
                          Zero Coupon (until
                          8/1/98),
                          12.25%, 8/1/03             $      620,000
B3            10,500     Newflo Corp., Sub. Notes,
                          13.25%, 11/15/02               10,447,500
NR            29,000D/@  Terex Corp., Sr. Notes,
                          (cost $28,950,000;
                          purchased-1995),
                          13.75%, 5/12/02                25,810,000
                                                     --------------
                                                        158,699,700
------------------------------------------------------------
Drugs & Health Care--3.1%
B2            36,950     Charter Medical Corp.,
                          Sr. Sub. Notes,
                          11.25%, 4/15/04                39,351,750
B2            28,500     Continental Medical
                          System, Inc., Sr. Sub.
                          Notes,
                          10.875%, 8/15/02               29,925,000
Ba3           46,500     National Medical
                          Enterprises, Inc., Sr.
                          Sub. Notes,
                          10.125%, 3/1/05                49,115,625
                                                     --------------
                                                        118,392,375
------------------------------------------------------------
Energy--5.5%
NR             4,100D    Chesapeake Energy Corp.,
                          Sr. Notes,
                          (cost $4,120,500;
                          purchased-1995),
                          10.50%, 6/1/02                  4,028,250
B1            30,000     Clark R&M Holdings, Inc.,
                          Sr. Sec'd. Notes,
                          Zero Coupon, 2/15/00           18,450,000
Caa           11,750     Empire Gas Corp.,
                          Sr. Sec'd. Notes,
                          7.00% (until 7/15/99),
                          10.00%, 7/15/04                 9,400,000
B2            10,250     Falcon Drilling, Inc.,
                          Sr. Notes,
                          9.75%, 1/15/01                 10,147,500

--------------------------------------------------------------------------------
                                           See Notes to Financial Statements.

Left Column --


Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount      Description                  Value (Note 1)
Rating       (000)
-----------------------------------------------------------
Energy (cont'd.)
                         Gulf Canada Resources,
                          Ltd.,
Ba3          $30,480     Sr. Sub. Deb.,
                          9.25%, 1/15/04             $   29,718,000
Ba3           40,000     Sr. Sub. Notes,
                          9.625%, 7/1/05                 39,800,000
B2            12,850     Kenetech Corp.,
                          Sr. Sec'd. Notes,
                          12.75%, 12/15/02               12,593,000
B1            11,000     Maxus Energy Corp.,
                          Notes,
                          9.375%, 11/1/03                10,175,000
                         Petroleum Heat & Power,
                          Inc.,
B2            11,980     Sub. Deb.,
                          9.375%, 2/1/06                 10,722,100
B2             8,010     Sub. Notes,
                          10.125%, 4/1/03                 7,649,550
B2            26,000     Trans Texas Gas Corp.,
                          Sr. Sec'd. Notes,
                          11.50%, 6/15/02                26,520,000
B1            18,000     Triton Energy Corp.,
                          Sr. Sub. Disc. Notes,
                          Zero Coupon (until
                          12/15/96),
                          9.75%, 12/15/00                15,840,000
B1            11,850     Wainoco Oil Corp.,
                          Sr. Notes,
                          12.00%, 8/1/02                 12,205,500
                                                     --------------
                                                        207,248,900
------------------------------------------------------------
Financial Services--0.5%
B1            18,700     Reliance Group Holdings,
                          Inc.,
                          Sr. Sub. Deb.,
                          9.75%, 11/15/03                18,139,000
------------------------------------------------------------
Food & Beverage--4.1%
B3            12,500     Curtice Burns Foods, Inc.,
                          Sr. Sub. Notes,
                          12.25%, 2/1/05                 13,281,250
NR            17,319D    Del Monte Corp.,
                          Sub. Notes,
                          (cost $18,285,513;
                          purchased-1993),
                          12.25%, 9/1/02, PIK            16,428,600





Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------

B2           $ 9,000     Di Giorgio Corp.,
                          Sr. Notes,
                          12.00%, 2/15/03            $    6,570,000
B3            26,698     Fresh Del Monte Produce,
                          N.V., Sr. Notes,
                          10.00%, 5/1/03                 21,358,400
B3            12,531     Heileman Acquisition
                          Corp., Sr. Sub. Notes,
                          9.625%, 1/31/04                 7,518,600
B3            13,225     Pilgrim's Pride Corp.,
                          Sr. Sub. Notes,
                          10.875%, 8/1/03                12,464,562
NR            13,237     PM Holdings Corp.,
                          Sub. Notes,
                          Zero Coupon (until
                          9/1/00),
                          11.50% 9/1/05                   6,750,870
                         Premium Standard Farms L.
                          P.,
NR            34,627     Sr. Sec'd. Disc. Notes,
                          12.00%, 9/15/03                27,009,060
NR            10,000     Sr. Sec'd. Notes,
                          12.25%, 6/15/04                 9,800,000
Caa            8,780     Seven-Up/RC Bottling Co.,
                          Sr. Sec'd. Notes,
                          11.50%, 8/1/99                  7,726,400
                         Specialty Foods Corp.,
                          Sr. Sub. Notes,
                          11.25%, 8/15/03                14,504,125
Caa           14,725
B3            12,000     Sr. Unsec'd. Notes,
                          10.25%, 8/15/01                11,520,000
                                                     --------------
                                                        154,931,867
------------------------------------------------------------
Leisure & Tourism--2.7%
BB-*          48,000D    HMH Properties, Inc.,
                          Sr. Notes,
                          (cost $46,241,760;
                          purchased-1995),
                          9.50%, 5/15/05                 46,440,000
BB-*          45,750D    Host Marriot Travel
                          Plazas, Inc., Sr. Notes,
                          (cost $44,236,875;
                          purchased-1995),
                          9.50%, 5/15/05                 43,805,625

--------------------------------------------------------------------------------
See Notes to Financial Statements.

Left Column --


Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount      Description                  Value (Note 1)
Rating       (000)
-----------------------------------------------------------
Leisure & Tourism (cont'd.)
B2           $ 5,000     Kloster Cruise Ltd.,
                          Sr. Sec'd. Notes,
                          13.00%, 5/1/03             $    3,850,000
Ba3            8,500     United Artists, Inc.,
                          Sr. Sec'd. Notes,
                          11.50%, 5/1/02                  9,201,250
                                                     --------------
                                                        103,296,875
------------------------------------------------------------
Miscellaneous Services--1.0%
Caa           13,500     Americold Corp.,
                          First Mtg. Bonds, Ser. B,
                          11.50%, 3/1/05                 13,162,500
B3             5,565     La Petite Holdings Corp.,
                          Sr. Sec'd. Notes,
                          9.625%, 8/1/01                  5,203,275
B3            18,000D    United Stationers Supply
                          Co., Sr. Notes,
                          (cost $18,170,000;
                          purchased-1995),
                          12.75%, 5/1/05                 18,292,500
                                                     --------------
                                                         36,658,275
------------------------------------------------------------
Packaging & Containers--1.6%
B2            24,940     Anchor Glass Container
                          Corp., Sr. Sub. Deb.,
                          9.875%, 12/15/08              22,,820,100
B2            23,500     Container Corp.,
                          Sr. Notes, Ser. A,
                          11.25%, 5/1/04                 24,440,000
B3             4,250     Gaylord Container Corp.,
                         Sr. Notes,
                          11.50%, 5/15/01                 4,505,000
B3            10,750     Ivex Packaging Corp.,
                          Sr. Sub. Notes,
                          12.50%, 12/15/02               11,556,250
                                                     --------------
                                                         63,321,350





Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------

Paper & Forest Products--7.0%
                         Domtar, Inc., Notes,
                          12.00%, 4/15/01            $   21,045,000
Ba1          $18,300
Caa           63,500     Sr. Sub. Disc. Deb.,
                          Zero Coupon (until
                          5/15/96),
                          12.75%, 5/15/05                62,230,000
Ba3           22,500     Indah Kiat Int'l. Finance
                          Co.,
                          Sr. Sec'd. Notes, Ser. C,
                          12.50%, 6/15/06                22,500,000
Ba3            9,500     Malette, Inc.,
                          Sr. Sec'd. Notes,
                          12.25%, 7/15/04                10,545,000
B3            38,653     Pacific Lumber Co.,
                          Sr. Notes,
                          10.50%, 3/1/03                 35,464,127
B2            43,250     Repap Enterprises, Inc.,
                          Sr. Notes,
                          10.625%, 4/15/05               43,682,500
B1            15,000@    SD Warren Co.,
                          Sr. Sub. Notes, Ser. B,
                          12.00%, 12/15/04               16,162,500
B1            15,000     Stone Consolidated, Inc.,
                          Sr. Sub. Notes,
                          10.25%, 12/15/00               15,562,500
                         Stone Container Corp.,
B1            19,500     First Mtge. Notes,
                          10.75%, 10/1/02                20,426,250
                         Sr. Notes,
B1             1,000     12.625%, 7/15/98                 1,085,000
B1            14,272     11.875%, 12/1/98                15,378,080
                                                     --------------
                                                        264,080,957
------------------------------------------------------------
Plastic Products--0.8%
B2            19,800     Applied Extrusion
                          Technology, Inc.,
                          Sr. Notes, Ser. B,
                          11.50%, 4/1/02                 20,790,000
B3            12,000     Plastic Specialty &
                          Technology, Inc.,
                          Sr. Notes,
                          11.25%, 12/1/03                10,980,000
                                                     --------------
                                                         31,770,000

--------------------------------------------------------------------------------
                                          See Notes to Financial Statements.

Left Column --


Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount      Description                  Value (Note 1)
Rating       (000)
-----------------------------------------------------------
Pollution Control--0.4%
B2           $ 5,000     Clean Harbors, Inc.,
                          Sr. Notes,
                          12.50%, 5/15/01            $    4,450,000
B3            12,000     ICF Kaiser Int'l., Inc.,
                          Sr. Sub. Notes,
                          12.00%, 12/31/03               11,370,000
                                                     --------------
                                                         15,820,000
------------------------------------------------------------
Publishing--2.3%
B3            14,000     Affiliated Newspapers,
                          Sr. Disc. Notes,
                          Zero Coupon (until
                          7/1/99),
                          13.25%, 7/1/06                  8,330,000
B1             9,000     American Media Operations,
                          Inc.,
                          Sr. Sub. Notes,
                          11.625%, 11/15/04               9,630,000
B3            12,500     Big Flower Press, Inc.,
                          Sr. Sub. Notes,
                          10.75%, 8/1/03                 12,312,500
B2            10,000     Garden State Newspapers,
                          Sr. Sub. Notes,
                          12.00%, 7/1/04                 10,000,000
B3             8,500     Mail-Well Envelope Corp.,
                          Sr. Sub. Notes,
                          10.50%, 2/15/04                 7,565,000
B3            22,750     Marvel Holdings, Inc.,
                          Sr. Notes,
                          Zero Coupon, 4/15/98           16,038,750
B3            14,500     Neodata Services, Inc.,
                          Sr. Def'd. Notes, Ser. B,
                          Zero Coupon (until
                          5/1/96), 12.00%, 5/1/03        12,071,250
B2            11,000     Williamhouse Regency
                          Delaware, Inc.,
                          Sr. Sub. Deb.,
                          11.50%, 6/15/05                11,000,000
                                                     --------------
                                                         86,947,500



Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------

Restaurants--1.5%
B2           $16,000     Family Restaurants, Inc.,
                          Sr. Notes,
                          9.75%, 2/1/02              $   10,400,000
                         Flagstar Corp.,
                          Sr. Notes,
                          10.75%, 9/15/01                40,185,000
B2            42,750
Caa            8,000     Sr. Sub. Deb.,
                          11.25%, 11/1/04                 6,240,000
                                                     --------------
                                                         56,825,000
------------------------------------------------------------
Retail--2.9%
Caa           12,250     Apparel Retailers, Inc.,
                          Sr. Disc. Deb.,
                          Zero Coupon (until
                          8/15/98),
                          12.75%, 8/15/05                 7,472,500
B2            10,000     Brylane L.P.,
                          Sr. Sub. Notes,
                          10.00%, 9/1/03                  9,300,000
B1            20,600     Cole National Corp.,
                          Sr. Notes,
                          11.25%, 10/1/01                19,261,000
B2            20,000     Color Tile, Inc.,
                          Sr. Notes,
                          10.75%, 12/15/01                9,600,000
Ba3           20,320     Hills Stores Co.,
                          Sr. Notes,
                          10.25%, 9/30/03                20,116,800
B1            14,850     Musicland Group, Inc.,
                          Sr. Sub. Notes,
                          9.00%, 6/15/03                 13,365,000
B2             6,500     Orchard Supply Corp.,
                          Sr. Notes,
                          9.375%, 2/15/02                 5,720,000
B1             1,797     Pier 1 Imports, Inc.,
                          Sub. Deb.,
                          11.50%, 7/15/03                 1,866,634
B3            14,290     Specialty Retailers, Inc.,
                          Sr. Sub. Notes,
                          11.00%, 8/15/03                13,146,800

--------------------------------------------------------------------------------
See Notes to Financial Statements.

Left Column --


Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount      Description                  Value (Note 1)
Rating       (000)
-----------------------------------------------------------
Retail (cont'd.)
B3           $10,000     Wickes Lumber Co.,
                          Sr. Sub. Disc. Notes,
                          11.625%, 12/15/03          $    8,400,000
                                                     --------------
                                                        108,248,734
------------------------------------------------------------
Steel & Metals--6.0%
B3            22,061     Envirosource, Inc.,
                          Sr. Notes,
                          9.75%, 6/15/03                 19,799,747
Ba3            4,050     Florida Steel Corp.,
                          First Mtge. Notes,
                          11.50%, 12/15/00                4,090,500
                         Geneva Steel Co.,
                          11.125%, 3/15/01               12,936,250
B1            16,375
B1             4,750     9.50%, 1/15/04                   3,396,250
B2             7,200     GS Technologies Operating,
                          Inc., Sr. Notes,
                          12.00%, 9/1/04                  7,056,000
B2            10,000     Horsehead Industries,
                          Inc.,
                          Sub. Notes,
                          14.00%, 6/1/99                 10,225,000
                         Kaiser Aluminum & Chemical
                          Corp.,
B1            23,250     Sr. Notes,
                          9.875%, 2/15/02                22,610,625
B2            19,850     Sr. Sub. Notes,
                          12.75%, 2/1/03                 21,338,750
B2             6,450     Republic Engineered
                          Steels, Inc., First Mtge.
                          Bonds,
                          9.875%, 12/15/01                5,837,250
B1             4,800     Sherritt Gordon Ltd.,
                          Sr. Notes,
                          9.75%, 4/1/03                   4,656,000
B1            24,000     Sherritt, Inc., Deb.,
                          10.50%, 3/31/14                23,280,000
B3            11,695     Silgan Corp., Sr. Sub.
                          Deb.,
                          11.75%, 6/15/02                12,221,275
NR             5,000D    Tubos De Acero De Mexico
                          SA, Unsec'd. Notes,
                          (cost $4,987,500;
                          purchased-1994),
                          13.75%, 12/8/99                 4,412,500





Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------
B2           $18,450     Ucar Global Enterprises,
                          Inc., Sr. Sub. Notes,
                          12.00%, 1/15/05            $   19,926,000
NR             8,750     Waters Corp., Sr. Sub.
                          Notes,
                          12.75%, 9/30/04                 9,165,625
B1            22,000     WCI Steel, Inc., Sr.
                          Notes,
                          10.50%, 3/1/02                 21,560,000
B2             8,000D    Weirton Steel Corp.,
                          Sr. Notes,
                          (cost $7,880,000;
                          purchased-1995),
                          10.75%, 6/1/05                  7,480,000
B1            20,000     Wheeling Pittsburgh Corp.,
                          Sr. Notes,
                          9.375%, 11/15/03               18,200,000
                                                     --------------
                                                        228,191,772
------------------------------------------------------------
Supermarkets--7.8%
B3           15,610D     Dominicks Finer Foods,
                          Inc.,
                          Sr. Notes,
                          (cost $15,733,100;
                          purchased-1995),
                          10.875%, 5/1/05                15,844,150
                         Farm Fresh, Inc.,
                          Sr. Notes,
B2                        12.25%, 10/1/00                11,985,000
              12,750
B2             1,250     12.25%, 10/1/00                  1,209,375
NR            36,000     Grand Union Co., Notes,**
                          12.00%, 9/1/04                 34,740,000
                         Pathmark Stores, Inc.,
B2            23,565     Jr. Sub. Notes,
                          Zero Coupon (until
                          11/1/99),
                          10.75%, 11/1/03                14,139,000
B3            22,538     Sr. Sub. Notes,
                          9.625%, 5/1/03                 21,974,550
                         Sub. Notes,
                          11.625%, 6/15/02               22,736,250
B3            21,500
B3            10,500     12.625%, 6/15/02                11,235,000

--------------------------------------------------------------------------------
                                          See Notes to Financial Statements.

Left Column --

Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount      Description                  Value (Note 1)
Rating       (000)
-----------------------------------------------------------
Supermarkets (cont'd.)
B2           $58,675     Penn Traffic Co.,
                          Sr. Sub. Notes,
                          9.625%, 4/15/05            $   55,301,188
B2            21,605     Pueblo Xtra Int'l., Inc.,
                          Sr. Notes,
                          9.50%, 8/1/03                  19,768,575
                         Ralphs Grocery Co.,
                          Sr. Notes,
B1            41,745      10.45%, 6/15/04                41,745,000
B3            31,335     11.00%, 6/15/05                 30,159,937
B3             4,950     13.75%, 6/15/05                  5,296,500
B2            10,000     Southland Corp.,
                          Sr. Sub. Deb.,
                          12.00%, 6/15/09                 9,950,000
                                                     --------------
                                                        296,084,525
------------------------------------------------------------
Telecommunications--5.1%
B2            18,000     Call-Net Enterprises,
                          Sr. Disc. Notes,
                          Zero Coupon (until
                          12/1/99),
                          13.25%, 12/1/04                10,800,000
NR            19,000D/@  Cellnet Data Systems,
                          Inc.,
                          Sr. Disc. Notes,
                          (cost $10,176,415;
                          purchased-1995),
                          13.00%, 6/15/05                10,260,000
Caa           36,330     Cencall Communications
                          Corp., Sr. Disc. Notes,
                          Zero Coupon (until
                          1/15/99),
                          13.25%, 1/15/04                18,165,000
                         Centennial Cellular Corp.,
                          Sr. Notes,
                          8.875%, 11/1/01                11,609,000
B2            12,350
B2            17,750     10.125%, 5/15/05                17,483,750
                         Dial Call Communications,
                          Inc., Sr. Disc. Notes,
Caa           13,000     Zero Coupon (until
                          4/15/99),
                          12.25%, 4/15/04                 6,240,000





Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------

Caa          $ 4,250     Zero Coupon (until
                          12/15/98),
                          10.25%, 12/15/05           $    1,912,500
B3            11,250D/@  Intermedia Communications,
                          Inc., Sr. Notes,
                          (cost $11,250,000;
                          purchased-1995),
                          13.50%, 6/1/05                 11,306,250
B3            23,920     Mobilemedia
                          Communications, Inc.,
                          Sr. Notes,
                          Zero Coupon (until
                          12/1/98),
                          10.50%, 12/1/03                15,906,800
                         Nextel Communications,
                          Inc., Sr. Disc. Notes,
B3            18,620     Zero Coupon (until
                          9/1/98),
                          11.50% 9/1/03                  10,427,200
B3            27,500     Zero Coupon (until
                          2/15/99),
                          9.75%, 8/15/04                 13,200,000
                         Pagemart Nationwide, Inc.,
                         Sr. Disc. Notes,
                          Zero Coupon (until
                          11/1/98),
                          12.25%, 11/1/03                 4,432,300
NR             6,980
NR            20,500D/@  Sr. Disc. Notes,
                          (cost $10,484,052;
                          purchased-1995),
                          Zero Coupon (until
                          2/1/00),
                          15.00%, 2/1/05                 12,505,000
B2            29,300     Paging Network, Inc.,
                          Sr. Sub. Notes,
                          8.875%, 2/1/06                 26,663,000
Caa           10,000     Pricellular Wireless
                          Corp.,
                          Sr. Sub. Disc. Exch.
                          Notes,
                          Zero Coupon (until
                          11/15/97),
                          14.00%, 11/15/01                8,050,000
                         USA Mobile Communications,
                          Inc.,
                          Sr. Notes,
B3             5,350      9.50%, 2/1/04                   4,708,000
B3             8,000     14.00%, 11/1/04                  8,880,000
                                                     --------------
                                                        192,548,800

--------------------------------------------------------------------------------
See Notes to Financial Statements.

Left Column --

Portfolio of Investments as of June 30, 1995 (Unaudited)
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------
Textiles--1.7%
B1           $15,635     CMI Industries, Inc.,
                          Sr. Sub. Notes,
                          9.50%, 10/1/03             $   14,306,025
B3            10,633     Forstmann Textiles, Inc.,
                          Sr. Sub. Notes,
                          14.75%, 4/15/99                10,526,200
B3            40,850     Westpoint Stevens, Inc.,
                          Sr. Sub. Deb.,
                          9.375%, 12/15/05               39,318,125
                                                     --------------
                                                         64,150,350
------------------------------------------------------------
Transportation/Trucking/Shipping--1.5%
Caa           24,160     Great Dane Holdings, Inc.,
                          Sr. Sub. Notes.,
                          12.75%, 8/1/01                 23,797,600
Ba3            4,000     Moran Transport Co.,
                          Gtd. First Mtg. Notes,
                          11.75%, 7/15/04, Ser. B         3,600,000
B3            11,200     OMI Corp.,
                          Sr. Notes,
                          10.25%, 11/1/03                 9,520,000
B1            10,000     TNT Transport,
                          Sr. Notes,
                          11.50%, 4/15/04                10,200,000
B2            11,535     Trism, Inc.,
                          Sr. Sub. Notes,
                          10.75%, 12/15/00               11,361,975
                                                     --------------
                                                         58,479,575
                                                     --------------
                         Total bonds
                          (cost $3,648,795,829)       3,602,145,645
                                                     --------------
Shares
PREFERRED STOCKS--0.4%
  200,000D   Color Tile, Inc. $13.00
               (cost $5,000,000; purchased-1992)           600,000
   20,000    Color Tile, Inc., $14.50, Sr. Cum           2,160,000
   18,340D   Premium Standard Farms, $12.50
               (cost $1,834,000; purchased-1992)         1,889,020
  214,240    Riggs National Corp. Washington
               D.C., $10.75                              5,463,120





Right Column --

                                   PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

Shares       Description                            Value (Note 1)
-----------------------------------------------------------

  244,000    SD Warren Co.                         $     6,598,248
             West Federal Holdings, Inc.,
   81,631D     Cum. Sr. Pfd., $15.50
               (cost $8,000,000; purchased-1988)               816
   26,078D   Sr. Pfd., Ser. A, $15.50 (cost
               $674,047;
               purchased-1990)                                 261
                                                   ---------------
             Total preferred stocks (cost
               $31,097,275)                             16,711,465
                                                   ---------------
COMMON STOCKSDD--0.2%
   14,000    Affiliated Newspapers                         350,000
   72,580D   Dr. Pepper Bottling Co., Cl. A,
               (cost $65,322; purchased-1992)              254,030
  428,333    EnviroSource, Inc.                          1,981,040
   31,559D   Peachtree Cable Assn., Ltd.,
               (cost $315,590; purchased-1986)             307,700
    3,679D   PM Holdings Corp; (cost $0;
               purchased-1993)                                   0
    4,500    Smittys Supermarkets, Inc.                     45,000
  323,000    Thrifty Payless Holdings, Inc.              1,049,750
1,122,335    Triton Group Ltd.                           2,525,254
    7,097    Walter Industries, Inc.                        97,584
                                                   ---------------
             Total common stocks (cost
               $11,731,258)                              6,610,358
                                                   ---------------
Warrants
WARRANTSDD--0.2%
   22,841    Casino America, Inc., expiring
               11/15/96                                     11,421
   60,000    Casino Magic Corp., expiring
               10/14/96                                      3,000
   27,273D   Dial Page Inc., (cost $0;
               purchased-1993), expiring
               12/15/98                                     35,455
   14,835    Empire Gas Corp., expiring 7/15/04             14,835
   20,250    Foamex JPS Automotive L.P.,
               expiring 7/1/99                             202,500
  742,254    Gaylord Container Corp., expiring
               7/31/96                                   7,700,885
   57,600    ICF Kaiser Int'l., Inc., expiring
               12/31/98                                     36,000
   79,000    JM Peters Co., Inc., expiring
               5/1/02                                       39,500
   44,150D   President Riverboat Casinos Inc.
               (cost $0; purchased-1994),
               expiring 9/30/99                                  0
      200    Santa Fe Hotel, Inc., expiring
               12/15/96                                          0
                                                   ---------------
             Total warrants (cost $468,777)              8,043,596
                                                   ---------------

--------------------------------------------------------------------------------
                                            See Notes to Financial Statements.

Left Column --


PRUDENTIAL HIGH YIELD FUND, INC.
Portfolio of Investments as of June 30, 1995 (Unaudited)
-----------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)       Description                  Value (Note 1)
-----------------------------------------------------------
SHORT-TERM INVESTMENTS--5.7%
BONDS--0.1%
                         Fairchild Corp.,
                          Sr. Notes,
B3           $ 3,400     12.25%, 3/15/96
                          (cost $3,195,187)          $    3,383,000
------------------------------------------------------------
TIME DEPOSITS--5.6%
             100,000     Mitsubishi Bank, Ltd.,
                          6.375%, 7/3/95                100,000,000
             110,744     Sumitomo Bank, Ltd.,
                          6.375%, 7/3/95                110,744,000
                                                     --------------
                         Total time deposits
                          (cost $210,744,000)           210,744,000
                                                     --------------
                         Total short-term
                          investments
                          (cost $213,939,187)           214,127,000
------------------------------------------------------------
Total Investments--101.7%
                         (cost $3,906,032,326;
                          Note 4)                     3,847,638,064
                         Liabilities in excess of
                          other assets--(1.7%)          (63,732,556)
                                                     --------------
                         Net Assets--100%            $3,783,905,508
                                                     --------------
                                                     --------------

---------------

NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
L.P.--Limited Partnership.
   * Standard & Poor's rating.
  ** Represents issuer in default on interest payments;
     non-income producing security.
   D Indicates a restricted security; the aggregate cost of
     such securities is $356,072,864. The aggregate value
     ($342,897,782) is approximately 9.1% of net assets.
  DD Non-income producing securities.
   @ Consists of more than one class of securities traded
     together as a unit; generally bonds with attached stock
     or warrants.
The Fund's current Prospectus contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.

Statement of Assets and Liabilities (Unaudited) PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                            June 30, 1995
Investments, at value (cost $3,906,032,326).................................................................      $3,847,638,064
Interest receivable.........................................................................................          71,513,411
Receivable for investments sold.............................................................................          17,959,140
Receivable for Fund shares sold.............................................................................           6,753,318
Deferred expenses and other assets..........................................................................             146,235
                                                                                                                  --------------
   Total assets.............................................................................................       3,944,010,168
                                                                                                                  --------------
                                                                                                                  --------------
Liabilities
Bank overdraft..............................................................................................              89,715
Payable for investments purchased...........................................................................         110,849,486
Payable for Fund shares reacquired..........................................................................          36,052,208
Dividends payable...........................................................................................           9,686,978
Due to Distributor..........................................................................................           1,785,087
Due to Manager..............................................................................................           1,298,040
Accrued expenses and other liabilities......................................................................             343,146
                                                                                                                  --------------
   Total liabilities........................................................................................         160,104,660
                                                                                                                  --------------
Net Assets..................................................................................................      $3,783,905,508
                                                                                                                  --------------
                                                                                                                  --------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $    4,712,222
   Paid-in capital in excess of par.........................................................................       4,486,304,744
                                                                                                                  --------------
                                                                                                                   4,491,016,966
   Undistributed net investment income......................................................................           8,525,353
   Accumulated net realized loss on investments.............................................................        (657,242,549)
   Net unrealized depreciation of investments...............................................................         (58,394,262)
                                                                                                                  --------------
Net assets, June 30, 1995...................................................................................      $3,783,905,508
                                                                                                                  --------------
                                                                                                                  --------------
Class A:
   Net asset value and redemption price per share
      ($1,120,995,449 / 139,503,904 shares of common stock issued and outstanding)..........................               $8.04
   Maximum sales charge (4.00% of offering price)...........................................................                 .34
   Maximum offering price to public.........................................................................               $8.38
Class B:
   Net asset value, offering price and redemption price per share
      ($2,651,715,698 / 330,323,938 shares of common stock issued and outstanding)..........................               $8.03
Class C:
   Net asset value, offering price and redemption price per share
      ($11,194,361 / 1,394,398 shares of common stock issued and outstanding)...............................               $8.03

--------------------------------------------------------------------------------
                                           See Notes to Financial Statements.

Left Column --


PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                    June 30,
Net Investment Income                                 1995
                                                  ------------

Income
   Interest....................................   $203,086,192
   Dividends...................................        833,152
                                                  ------------
      Total income.............................    203,919,344
                                                  ------------
Expenses
   Distribution fee--Class A...................        679,440
   Distribution fee--Class B...................     10,258,826
   Distribution fee--Class C...................         27,412
   Management fee..............................      7,612,538
   Transfer agent's fees and expenses..........      2,142,000
   Custodian's fees and expenses...............        256,000
   Franchise taxes.............................        249,000
   Reports to shareholders.....................        174,000
   Registration fees...........................         68,000
   Insurance expense...........................         57,000
   Audit fee...................................         33,000
   Directors' fees.............................         18,100
   Legal fees..................................         15,000
   Miscellaneous...............................         17,449
                                                  ------------
      Total operating expenses.................     21,607,765
Loan commitment fees (Note 2)..................         93,750
                                                  ------------
      Total expenses...........................     21,701,515
                                                  ------------
Net investment income..........................    182,217,829
                                                  ------------
Realized and Unrealized
Loss on Investments
Net realized loss on investment transactions...    (69,905,263)
Net change in unrealized appreciation of
   investments.................................    235,236,791
                                                  ------------
Net gain on investments........................    165,331,528
                                                  ------------
Net Increase in Net Assets
Resulting from Operations......................   $347,549,357
                                                  ------------
                                                  ------------

Right Column --


PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                 Six Months         Year Ended
Increase (Decrease)                 Ended          December 31,
in Net Assets                   June 30, 1995          1994
                               ---------------    ---------------
Operations
   Net investment income.....  $   182,217,829    $   347,531,971
   Net realized loss on
      investment
      transactions...........      (69,905,263)       (17,213,168)
   Net change in unrealized
    appreciation/depreciation
      of investments.........      235,236,791       (437,098,902)
                               ---------------    ---------------
   Net increase (decrease) in
      net assets resulting
      from operations........      347,549,357       (106,780,099)
                               ---------------    ---------------
Net equalization credits.....           14,974             53,408
                               ---------------    ---------------
Dividends and distributions (Note 1)
   Dividends from net
      investment income
      Class A................      (47,330,908)       (16,316,609)
      Class B................     (134,527,099)      (331,100,240)
      Class C................         (359,822)          (115,122)
                               ---------------    ---------------
                                  (182,217,829)      (347,531,971)
                               ---------------    ---------------
   Dividends in excess of net
      investment income
      Class A................         (708,900)          (381,078)
      Class B................       (1,190,561)        (9,346,220)
      Class C................           (3,945)            (3,979)
                               ---------------    ---------------
                                    (1,903,406)        (9,731,277)
                               ---------------    ---------------
Fund share transactions (net
   of share conversions)
   (Note 5)
   Net proceeds from shares
      issued.................    1,011,062,446      1,151,307,757
   Net asset value of shares
      issued to shareholders
      in reinvestment of
      dividends and
      distributions..........       84,104,877        169,199,573
   Cost of shares
      reacquired.............     (952,322,878)    (1,294,875,001)
                               ---------------    ---------------
   Increase in net assets
      from Fund share
      transactions...........      142,844,445         25,632,329
                               ---------------    ---------------
Total increase (decrease)....      306,287,541       (438,357,610)
Net Assets
Beginning of period..........    3,477,617,967      3,915,975,577
                               ---------------    ---------------
End of period................  $ 3,783,905,508    $ 3,477,617,967
                               ---------------    ---------------
                               ---------------    ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

Left Column --


Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
Prudential High Yield Fund, Inc. (the ``Fund''), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund's investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e. high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer's inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the mean between the bid and asked prices provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest and, to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines



Right Column --


                                                PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (``restricted securities''). Certain issues of restricted securities held by the Fund at June 30, 1995 include registration rights under which the Fund may demand registration by the issuer, some of which are currently under contract to be registered. Restricted securities are valued pursuant to the valuation procedures noted above.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes original issue discounts as adjustments to interest income. Income from payment-in-kind bonds is recorded daily based on an effective interest method.
Net investment income, (other than distribution fees), and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.
Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount and wash sales.
Equalization: The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Fund's shares.
--------------------------------------------------------------------------------

Left Column --


Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income and increase accumulated net realized loss on investments by $4,503,878. This was primarily the result of market discount incurred for the six months ended June 30, 1995. Net investment income, net realized gains and net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual Fund Management, Inc. (``PMF''). Pursuant to this agreement PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund's average daily net assets in excess of $3 billion.
The Fund has distribution agreements with Prudential Mutual Fund Distributors, Inc. (``PMFD''), which acts as the distributor of the Class A shares of the Fund, and with Prudential Securities Incorporated (``PSI''), which acts as distributor of the Class B and Class C shares of the Fund (collectively the ``Distributors''). The Fund compensates the Distributors for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the ``Class A, B and C Plans''), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates the Distributors for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .15


Right Column --


                                                PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 1995.
PMFD has advised the Fund that it has received approximately $552,900 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 1995. From these fees, PMFD paid such sales charges to dealers (PSI and Prusec) which in turn paid commissions to salespersons.
PSI has advised the Fund that for the six months ended June 30, 1995, it received approximately $2,763,700 and $3,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.
The Fund has entered into a credit agreement (the ``Agreement'') with State Street Bank and Trust Co. with a maximum commitment under the Agreement of $75,000,000 which expires on December 2, 1995. Interest on any such borrowings outstanding will be at market rates. The Fund has not borrowed any monies pursuant to the Agreement but has paid commitment fees at an annual rate of .25 of 1% on the $75,000,000 (unused portion of the credit facility).
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services Inc. (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent and during the six months ended June 30, 1995, the Fund incurred fees of approximately $1,801,000 for the services of PMFS. As of June 30, 1995, $305,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1995 were $1,584,366,411 and $1,457,582,929, respectively.
The federal income tax basis of the Fund's investments, including short-term investments, as of June 30, 1995 was $3,909,738,721; accordingly, net unrealized depreciation for federal income tax purposes was $62,100,208 (gross unrealized appreciation--$85,449,315; gross unrealized depreciation--$147,549,523).
--------------------------------------------------------------------------------

Left Column --


Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
For federal income tax purposes, the Fund has a capital loss carryforward as of December 31, 1994 of approximately $548,496,700 of which $34,055,200 expires in 1997, $326,104,800 expires in 1998, $77,895,200 expires in 1999 and $110,441,500 expires in 2000. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.
The Fund will elect to treat net capital losses of approximately $33,033,000 incurred in the two month period ended December 31, 1994 as having been incurred in the following fiscal year.
------------------------------------------------------------
Note 5. Capital
The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase.
The Fund has 1.5 billion shares of $.01 par value common stock authorized; designated 375 million of Class A shares, 750 million of Class B shares, and 375 million of Class C shares.
Transactions in shares of common stock were as follows:

Class A                             Shares           Amount
------------------------------   ------------    ---------------
Six months ended June 30,
  1995:
Shares sold...................     48,074,774    $   380,813,422
Shares issued in reinvestment
  of
  dividends and
  distributions...............      3,047,492         24,275,601
Shares reacquired.............    (52,608,879)      (418,640,272)
                                 ------------    ---------------
Net decrease in shares
  outstanding before
  conversion..................     (1,486,613)       (13,551,249)
Shares issued upon conversion
  from Class B................    119,979,422        929,997,227
                                 ------------    ---------------
Net increase in shares
  outstanding.................    118,492,809    $   916,445,978
                                 ------------    ---------------
                                 ------------    ---------------
Year ended December 31, 1994:
Shares sold...................     19,908,158    $   161,976,895
Shares issued in reinvestment
  of dividends and
  distributions...............      1,113,364          9,044,345
Shares reacquired.............    (19,711,310)      (160,632,506)
                                 ------------    ---------------
Net increase in shares
  outstanding.................      1,310,212    $    10,388,734
                                 ------------    ---------------
                                 ------------    ---------------



Right Column --


                                                PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------



Class B                             Shares           Amount
------------------------------   ------------    ---------------
Six months ended June 30,
  1995:
Shares sold...................     78,345,759    $   618,590,077
Shares issued in reinvestment
  of dividends and
  distributions...............      7,544,697         59,640,282
Shares reacquired.............    (67,034,377)      (527,891,435)
                                 ------------    ---------------
Net increase in shares
  outstanding before
  conversion..................     18,856,079        150,338,924
Shares reacquired upon
  conversion into Class A.....   (120,144,447)      (929,997,227)
                                 ------------    ---------------
Net decrease in shares
  outstanding.................   (101,288,368)   $  (779,658,303)
                                 ------------    ---------------
                                 ------------    ---------------
Year ended December 31, 1994:
Shares sold...................    118,792,264    $   983,331,141
Shares issued in reinvestment
  of dividends and
  distributions...............     19,713,254        160,105,285
Shares reacquired.............   (138,058,355)    (1,133,205,930)
                                 ------------    ---------------
Net increase in shares
  outstanding.................        447,163    $    10,230,496
                                 ------------    ---------------
                                 ------------    ---------------
Class C
------------------------------
Six months ended June 30,
  1995:
Shares sold...................      1,463,929    $    11,658,947
Shares issued in reinvestment
  of dividends and
  distributions...............         23,749            188,994
Shares reacquired.............       (726,709)        (5,791,171)
                                 ------------    ---------------
Net increase in shares
  outstanding.................        760,969    $     6,056,770
                                 ------------    ---------------
                                 ------------    ---------------
August 1, 1994* through
  December 31, 1994:
Shares sold...................        757,753    $     5,999,721
Shares issued in reinvestment
  of dividends................          6,428             49,943
Shares reacquired.............       (130,752)        (1,036,565)
                                 ------------    ---------------
Net increase in shares
  outstanding.................        633,429    $     5,013,099
                                 ------------    ---------------
                                 ------------    ---------------

---------------
*Commencement of offering of Class C shares.
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)            PRUDENTIAL HIGH YIELD FUND, INC.
-------------------------------------------------------------------------------

                                                                                 Class A
                                              ------------------------------------------------------------------------------
                                                                                                                January 22,
                                              Six Months                                                          1990(b)
                                                Ended                   Year Ended December 31,                   Through
                                               June 30,      ----------------------------------------------     December 31,
                                                 1995          1994         1993         1992        1991           1990
                                              ----------     --------     --------     --------     -------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......    $     7.68     $   8.70     $   8.19     $   7.88     $  6.72       $   8.49
                                              ----------     --------     --------     --------     -------       -------
Income from investment operations
Net investment income.....................           .40          .80          .84          .90         .93           1.01
Net realized and unrealized gain (loss) on
  investments.............................           .37        (1.00)         .52          .32        1.26          (1.74)
                                              ----------     --------     --------     --------     -------        -------
  Total from investment operations........           .77         (.20)        1.36         1.22        2.19           (.73)
                                              ----------     --------     --------     --------     -------        -------
Less distributions
Dividends from net investment income......          (.40)        (.80)        (.84)        (.90)       (.93)         (1.01)
Dividends in excess of net investment
  income..................................          (.01)        (.02)        (.01)          --          --             --
Distributions from paid-in capital
  in excess of par........................            --           --           --         (.01)       (.10)          (.03)
                                              ----------     --------     --------     --------     -------        -------
  Total distributions.....................          (.41)        (.82)        (.85)        (.91)      (1.03)         (1.04)
                                              ----------     --------     --------     --------     -------        -------
Net asset value, end of period............    $     8.04     $   7.68     $   8.70     $   8.19     $  7.88       $   6.72
                                              ----------     --------     --------     --------     -------        -------
                                              ----------     --------     --------     --------     -------        -------
TOTAL RETURN(c)...........................          9.90%       (2.35)%      17.32%       15.97%      34.29%         (9.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........    $1,120,995     $161,435     $171,364     $106,188     $54,025       $ 21,448
Average net assets (000)..................    $  913,428     $165,517     $149,190     $ 81,129     $37,194       $ 15,594
Ratios to average net assets:
  Expenses, including distribution fees...           .74%(a)      .78%         .76%         .85%        .88%           .93%(a)
  Expenses, excluding distributions
    fees..................................           .59%(a)      .63%         .61%         .70%        .73%           .78%(a)
  Net investment income...................         10.45%(a)     9.86%        9.93%       10.96%      12.73%         13.58%(a)
Portfolio turnover rate...................            42%          74%          85%          68%         51%            40%

---------------
 (a) Annualized.
 (b) Commencement of offering of Class A shares.
 (c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distribtuions. Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

Financial Highlights (Unaudited)             PRUDENTIAL HIGH YIELD FUND, INC.
-------------------------------------------------------------------------------

                                                                              Class B
                                              ------------------------------------------------------------------------
                                               Six Months
                                                 Ended                         Year Ended December 31,
                                                June 30,       -------------------------------------------------------
                                                  1995            1994           1993           1992           1991
                                              ------------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......     $     7.67      $     8.69     $     8.19     $     7.88     $     6.71
                                              ------------     ----------     ----------     ----------     ----------
Income from investment operations
Net investment income.....................            .38             .76            .79            .85            .88
Net realized and unrealized gain (loss) on
  investments.............................            .37           (1.00)           .51            .32           1.26
                                              ------------     ----------     ----------     ----------     ----------
  Total from investment operations........            .75            (.24)          1.30           1.17           2.14
                                              ------------     ----------     ----------     ----------     ----------
Less distributions
Dividends from net investment income......           (.38)           (.76)          (.79)          (.85)          (.88)
Dividends in excess of net investment
  income..................................           (.01)           (.02)          (.01)            --             --
Distributions from paid-in capital
  in excess of par........................             --              --             --           (.01)          (.09)
                                              ------------     ----------     ----------     ----------     ----------
  Total distributions.....................           (.39)           (.78)          (.80)          (.86)          (.97)
                                              ------------     ----------     ----------     ----------     ----------
Net asset value, end of period............     $     8.03      $     7.67     $     8.69     $     8.19     $     7.88
                                              ------------     ----------     ----------     ----------     ----------
                                              ------------     ----------     ----------     ----------     ----------
TOTAL RETURN(c)...........................           9.73%          (2.92)%        16.54%         15.30%         33.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........     $2,651,716      $3,311,323     $3,745,985     $2,887,698     $2,199,127
Average net assets (000)..................     $2,758,358      $3,566,709     $3,389,439     $2,582,922     $1,970,257
Ratios to average net assets:
  Expenses, including distribution fees...           1.34%(a)        1.38%          1.36%          1.45%          1.48%
  Expenses, excluding distributions
    fees..................................            .59%(a)         .63%           .61%           .70%           .73%
  Net investment income...................           9.83%(a)        9.28%          9.35%         10.29%         11.65%
Portfolio turnover rate...................             42%             74%            85%            68%            51%
                                                                     Class C
                                                                           August 1,
                                                           Six Months       1994(b)
                                                             Ended          Through
                                                            June 30,      December 31,
                                               1990           1995            1994
                                            ----------     ----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......  $     8.52      $   7.67         $ 8.05
                                            ----------     ----------         -----
Income from investment operations
Net investment income.....................        1.00           .38            .32
Net realized and unrealized gain (loss) on
  investments.............................       (1.76)          .37           (.37)
                                            ----------     ----------         -----
  Total from investment operations........        (.76)          .75           (.05)
                                            ----------     ----------         -----
Less distributions
Dividends from net investment income......       (1.02)         (.38)          (.32)
Dividends in excess of net investment
  income..................................          --          (.01)          (.01)
Distributions from paid-in capital
  in excess of par........................        (.03)           --             --
                                            ----------     ----------         -----
  Total distributions.....................       (1.05)         (.39)          (.33)
                                            ----------     ----------         -----
Net asset value, end of period............  $     6.71      $   8.03         $ 7.67
                                            ----------     ----------         -----
                                            ----------     ----------         -----
TOTAL RETURN(c)...........................       (9.52)%        9.73%         (0.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........  $1,626,067      $ 11,194         $4,860
Average net assets (000)..................  $1,994,229      $  7,370         $2,840
Ratios to average net assets:
  Expenses, including distribution fees...        1.55%         1.34%(a)       1.48%(a)
  Expenses, excluding distributions
    fees..................................         .80%          .59%(a)        .73%(a)
  Net investment income...................       13.34%         9.84%(a)       9.80%(a)
Portfolio turnover rate...................          40%           42%            74%

---------------
 (a) Annualized.
 (b) Commencement of offering of Class C shares.
 (c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distribtuions. Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------
                                            See Notes to Financial Statements.

Prudential High Yield Fund, Inc.

--------------------------------------------------------------------------------


Prospectus dated February 28, 1995


--------------------------------------------------------------------------------


Prudential High Yield Fund, Inc. (the Fund) is an open-end, diversified management investment company whose primary investment objective is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities. Capital appreciation is a secondary investment objective which will only be sought when consistent with the primary objective. The high yield securities sought by the Fund will generally be securities rated in the medium to lower categories by recognized rating services (Baa or lower by Moody's Investors Service, or BBB or lower by Standard & Poor's Ratings Group) or non-rated securities which are, in the opinion of the Fund's investment adviser, of comparable quality. Generally, the Fund will not invest in securities rated below B by both of these services. There can be no assurance that the Fund's investment objectives will be achieved. See "How the Fund Invests-Investment Objective and Policies."

The Fund may invest up to 100% of its assets in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to greater risk of loss of principal and interest, including default risk, than higher rated bonds. Purchasers should carefully assess the risks associated with an investment in the Fund. See "How the Fund Invests-Investment Objective and Policies" at page
8. See also "How the Fund Invests-Risk Factors Relating to Investing in High Yield Securities" at page 9 and "Description of Corporate Bond Ratings" at page A-1.


The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

--------------------------------------------------------------------------------


This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated February 28, 1995, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above.


--------------------------------------------------------------------------------

Investors are advised to read this Prospectus and retain it for future reference.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                FUND HIGHLIGHTS

--------------------------------------------------------------------------------

    The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

--------------------------------------------------------------------------------

What is Prudential High Yield Fund, Inc.?

    Prudential High Yield Fund, Inc. is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified management investment company.

What are the Fund's Investment Objectives?


    The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities rated Baa or lower by Moody's Investors Service (Moody's), or BBB or lower by Standard & Poor's Ratings Group (Standard & Poor's), and which in the opinion of the Fund's investment adviser do not subject a fund investing in such securities to unreasonable risks. As a secondary investment objective, the Fund will seek capital appreciation but only when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the Fund's portfolio or from a general lowering of interest rates, or a combination of both. There can be no assurance that the Fund's objectives will be achieved. See "How the Fund Invests-Investment Objective and Policies" at page 8.


Risk Factors and Special Characteristics


    The Fund invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in the Fund. See "How the Fund Invests-Investment Objective and Policies" at page 8. See also "How the Fund Invests-Risk Factors Relating to Investing in High Yield Securities" at page 9 and "Description of Corporate Bond Ratings" at page A-1.


Who Manages the Fund?


    Prudential Mutual Fund Management, Inc. (PMF or the Manager) is the Manager of the Fund and is compensated for its services at an annual rate of .50 of 1% of the Fund's average daily net assets up to and including $250 million, .475 of 1% of the next $500 million, .45 of 1% of the next $750 million, .425 of 1% of the next $500 million, .40 of 1% of the next $500 million, .375 of 1% of the next $500 million and .35 of 1% of the Fund's average daily net assets in excess of $3 billion. As of January 31, 1995, PMF served as manager or administrator to 69 investment companies, including 39 mutual funds, with aggregate assets of approximately $45 billion. The Prudential Investment Corporation (PIC or the Subadviser) furnishes investment advisory services in connection with the management of the Fund under a Subadvisory Agreement with PMF. See "How the Fund is Managed-Manager" at page 11.


Who Distributes the Fund's Shares?

    Prudential Mutual Fund Distributors, Inc. (PMFD) acts as the Distributor of the Fund's Class A shares. The Fund currently reimburses PMFD for expenses related to the distribution of Class A shares and is paid an annual distribution and service fee which is currently being charged at the rate of .15 of 1% of the average daily net assets of the Class A shares.

    Prudential Securities Incorporated (Prudential Securities or PSI), a major securities underwriter and securities and commodities broker, acts as the Distributor of the Fund's Class B and Class C shares. Prudential Securities is paid an annual distribution and service fee at the rate of up to .75 of 1% of the average daily net assets of the Class B shares and an annual distribution and service fee which is currently being charged at the rate of .75 of 1% of the average daily net assets of the Class C shares.


    See "How the Fund is Managed-Distributor" at page 12.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

What is the Minimum Investment?


    The minimum initial investment for Class A and Class B shares is $1,000 per class and $5,000 for Class C shares. The minimum subsequent investment is $100 for all classes. There is no minimum investment requirement for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide-How to Buy Shares of the Fund" at page 18 and "Shareholder Guide-Shareholder Services" at page 27.


How Do I Purchase Shares?


    You may purchase shares of the Fund through Prudential Securities, Pruco Securities Corporation (Prusec) or directly from the Fund, through its transfer agent, Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent) at the net asset value per share (NAV) next determined after receipt of your purchase order by the Transfer Agent or Prudential Securities plus a sales charge which may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). See "How the Fund Values its Shares" at page 15 and "Shareholder Guide-How to Buy Shares of the Fund" at page 18.


What Are My Purchase Alternatives?

    The Fund offers three classes of shares:

    * Class A  Shares:  Sold  with an  initial  sales  charge of up to 4% of the offering price.

    * Class B  Shares:  Sold  without an initial sales charge but are subject to a contingent deferred sales charge or CDSC (declining from 5% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares (which are subject to lower ongoing distribution-related expenses) approximately seven years after purchase.

    * Class C  Shares:  Sold  without  an initial sales charge and, for one year after purchase, are subject to a 1% CDSC on redemptions. Like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but do not convert to another class.


    See "Shareholder Guide-Alternative Purchase Plan" at page 19.


How Do I Sell My Shares?


    You may redeem shares of the Fund at any time at the NAV next determined after Prudential Securities or the Transfer Agent receives your sell order. However, the proceeds of redemptions of Class B and Class C shares may be subject to a CDSC. See "Shareholder Guide-How to Sell Your Shares" at page 22.


How Are Dividends and Distributions Paid?


    The Fund expects to declare daily and pay monthly dividends of net investment income and make distributions of any net capital gains, if any, at least annually. Dividends and distributions will be automatically reinvested in additional shares of the Fund at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 16.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                FUND EXPENSES

--------------------------------------------------------------------------------


Shareholder Transaction Expenses(D)                Class A Shares         Class B Shares           Class C Shares
                                                   --------------         --------------           --------------

Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price) ...............................        4%                    None                      None

Maximum Sales Load or Deferred
  Sales Load Imposed on
  Reinvested Dividends ..........................        None                  None                      None

Deferred Sales Load (as a
  percentage of original purchase
  price or redemption proceeds,
  whichever is lower) ...........................        None       5% during the first year,     1% on redemptions
                                                                  decreasing by 1% annually to   made within one year
                                                                1% in the fifth and sixth years       of purchase
                                                                   and 0% the seventh year*

Redemption Fees .................................        None                  None                      None

Exchange Fees ...................................        None                  None                      None


Annual Fund Operating Expenses                        Class A                 Class B                   Class C
(as a percentage of average net assets)               Shares                  Shares                    Shares**
                                                      ------                  ------                    ------
  Management Fees                                      .42%                    .42%                      .42%
  12b-1 Fees                                           .15%(D)(D)              .75%                      .75%(D)(D)
  Other Expenses                                       .21%                    .21%                      .21%
  Total Fund Operating Expenses                        .78%                   1.38%                     1.38%




Example                                                              1 Year   3 Years   5 Years   10 Years
-------                                                              ------   -------   -------   --------

You would pay the following expenses on a $1,000 investment, assuming
  (1) 5% annual return and (2) redemption at the end of each time period:


    Class A ......................................................... $48       $64       $82       $133
    Class B ......................................................... $64       $74       $86       $127
    Class C** ....................................................... $24       $44       $76       $166


You would pay the following expenses on the same investment assuming no redemption:


    Class A ......................................................... $48       $64       $82       $133
    Class B ......................................................... $14       $44       $76       $142
    Class C** ....................................................... $14       $44       $76       $166

The above example with respect to Class A and Class B shares is based on data for the Fund's fiscal year ended December 31, 1994. The above example with respect to Class C shares is based on expenses expected to have been incurred if Class C shares had been in existence during the entire fiscal year ended December 31, 1994. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes an estimate of operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees.

     * Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide-Conversion Feature-Class B Shares."


    ** Estimated based on expenses expected to have been incurred if Class C shares had been in existence during the entire fiscal year ended December 31, 1994.


   (D) Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Fund is Managed-Distributor."


(D)(D) Although the Class A and Class C Distribution and Service Plans provide that the Fund may pay a distribution fee of up to .30 of 1% per annum and 1% per annum of the average daily net assets of the Class A and Class C shares, respectively, the Distributor has agreed to limit its distribution fees with respect to Class A and Class C shares of the Fund to no more than .15 of 1% and .75 of 1% of the average daily net asset value of the Class A and Class C shares, respectively, for the year ending December 31, 1995. Total operating expenses without such limitations would be .93% and 1.63% for Class A and Class C shares, respectively. See "How the Fund is Managed-Distributor."


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
      (for a share outstanding throughout each of the periods indicated)
                               (Class A Shares)

--------------------------------------------------------------------------------


The following financial highlights have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class A share of common stock outstanding, total return, ratios to average net assets and other supplemental data for each of the periods indicated. The information is based on data contained in the financial statements.


--------------------------------------------------------------------------------






                                                                 Class A
                                             ----------------------------------------------
                                                                               January 22,
                                                                                  1990(D)(D)
                                                 Years ended December 31,        through
                                             -------------------------------   December 31,
                                             1994       1993     1992      1991       1990
                                             ----       ----     ----      ----       ----
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ...... $ 8.70     $ 8.19    $ 7.88    $ 6.72     $ 8.49
                                            ------     ------    ------    ------     ------


Income from investment operations:
Net investment income .....................    .80        .84       .90       .93        1.01
Net realized and unrealized gain (loss) on
  investments .............................  (1.00)       .52       .32      1.26       (1.74)
                                            ------     ------    ------    ------     ------
Total from investment operations ..........   (.20)      1.36      1.22      2.19        (.73)
                                            ------     ------    ------    ------     ------
Less distributions:
Dividends from net investment income ......   (.80)      (.84)     (.90)     (.93)      (1.01)
Dividends in excess of net investment income  (.02)      (.01)       -         -           -
Distributions from paid-in capital
  in excess of par ........................     -          -       (.01)     (.10)       (.03)
                                            ------     ------    ------    ------     ------
Total distributions .......................   (.82)      (.85)     (.91)    (1.03)      (1.04)
                                            ------     ------    ------    ------     ------
Net asset value, end of period ............ $ 7.68     $ 8.70    $ 8.19    $ 7.88      $ 6.72
                                            ======     ======    ======    ======      ======

TOTAL RETURN:(D) ..........................  (2.35)%    17.32%    15.97%    34.29%      (9.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ......... $161,435   $171,364  $106,188   $54,025     $21,448
Average net assets (000) ................ $165,517   $149,190  $ 81,129   $37,194     $15,594
Ratios to average net assets:
  Expenses, including distribution fees .      .78%       .76%      .85%      .88%        .93%**
  Expenses, excluding distribution fees .      .63%       .61%      .70%      .73%        .78%**
  Net investment income .................     9.86%      9.93%    10.96%    12.73%      13.58%**
Portfolio turnover rate .................       74%        85%       68%       51%         40%


---------------
     * Commencement of offering of Class A shares.
    ** Annualized.
   (D) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
       (for a share outstanding throughout each of the years indicated)
                               (Class B Shares)

--------------------------------------------------------------------------------


The following financial highlights with respect to each of the five years in the period ended December 31, 1994, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class B share of common stock outstanding, total return, ratios to average net assets and other supplemental data for each of the periods indicated. The information is based on data contained in the financial statements.


--------------------------------------------------------------------------------


                                                                             Class B
                                    ----------------------------------------------------------------------------------------
                                                                    Years Ended December 31,
                                    ----------------------------------------------------------------------------------------
                            1994       1993        1992       1991      1990       1989        1988*      1987       1986     1985
                            ----       ----        ----       ----      ----       ----        ----       ----       ----     ----



PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning
 of year ................. $ 8.69     $ 8.19      $ 7.88     $ 6.71    $ 8.52     $ 9.71      $ 9.69     $10.66     $10.33   $ 9.76
                           ------     ------      ------     ------    ------     ------      ------     ------     ------   ------
Income from investment
 operations:
Net investment income ....    .76        .79         .85        .88      1.00       1.10        1.10       1.05       1.12     1.23
Net realized and unrealized
 gain (loss) on investments (1.00)       .51         .32       1.26     (1.76)     (1.19)        -         (.85)       .36      .65
                           ------     ------      ------     ------    ------     ------      ------     ------     ------   ------

Total from investment
 operations ..............   (.24)      1.30        1.17       2.14      (.76)      (.09)       1.10        .20       1.48     1.88
                           ------     ------      ------     ------    ------     ------      ------     ------     ------   ------

Less distributions:
Dividends from net
 investment income .......   (.76)      (.79)       (.85)      (.88)    (1.02)     (1.10)      (1.08)     (1.15)     (1.06)   (1.31)
Dividends in excess of net
 investment income .......   (.02)      (.01)        -          -         -          -           -          -          -        -
Distributions from paid-in
 capital in excess of par      -           -        (.01)      (.09)     (.03)       -           -         (.02)      (.09)     -
                           ------     ------      ------     ------    ------     ------      ------     ------     ------   ------

Total distributions ......   (.78)       (.80)      (.86)      (.97)    (1.05)     (1.10)      (1.08)     (1.17)     (1.15)   (1.31)
                           ------     ------      ------     ------    ------     ------      ------     ------     ------   ------

Net asset value, end of
 year ....................  $7.67      $ 8.69     $ 8.19     $ 7.88    $ 6.71     $ 8.52      $ 9.71     $ 9.69     $10.66   $10.33
                            =====      ======     ======     ======    ======     ======      ======     ======     ======   ======

TOTAL RETURN:(D) .........  (2.92)%     16.54%     15.30%     33.62%    (9.52)%    (1.38)%     11.87%      1.05%     14.83%   20.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000) ................. $3,311,323 $3,745,985 $2,887,698 $2,199,127 $1,626,067 $2,405,670 $2,561,016 $2,139,618 $1,860,267 $687,416
Average net assets
 (000) ................. $3,566,709 $3,389,439 $2,582,922 $1,970,257 $1,994,229 $2,689,992 $2,427,581 $2,174,808 $1,351,181 $368,755
Ratio to average net
 assets:
Expenses, including
 distribution fees .......    1.38%      1.36%      1.45%      1.48%      1.55%      1.36%      1.30%      1.33%      1.19%     .95%
Expenses, excluding
 distribution fees .......     .63%       .61%       .70%       .73%       .80%       .71%       .67%       .69%       .67%     .81%
Net investment income ....    9.28%      9.35%     10.29%     11.65%     13.34%     11.70%     10.93%     10.11%      9.97%   11.70%
Portfolio turnover rate...      74%        85%        68%        51%        40%        59%        57%        49%        38%      59%


  * On May 2, 1988, Prudential Mutual Fund Management, Inc. succeeded The Prudential Insurance Company of America as investment adviser and since then has acted as manager of the Fund. See "Manager" in the Statement of Additional Information.

(D) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
          (for a share outstanding throughout the period indicated)
                               (Class C Shares)

--------------------------------------------------------------------------------


The following financial highlights have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class C share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information is based on data contained in the financial statements.


--------------------------------------------------------------------------------


                                                                    Class C
                                                               -----------------
                                                                August 1, 1994*
                                                                    Through
                                                               December 31, 1994
                                                               -----------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $ 8.05
                                                                    ------
Income from investment operations:
Net investment income                                                  .32
Net realized and unrealized gain (loss) on
  investments                                                         (.37)
                                                                    ------
Total from investment operations                                      (.05)
                                                                    ------
Less distributions:
Dividends from net investment income                                  (.32)
Dividends in excess of net investment income                          (.01)
                                                                    ------
Total distributions                                                   (.33)
                                                                    ------
Net asset value, end of period                                      $ 7.67
                                                                    ======

TOTAL RETURN:(D)                                                     (0.79)%
RATIOS/SUPPLEMENTAL DATA:(D)(D)
Net assets, end of period (000)                                     $4,860
                                                                    ------
Average net assets (000)                                            $2,840
                                                                    ------
Ratios to average net assets:
Expenses, including distribution fees                                 1.48%**
Expenses, excluding distribution fees                                  .73%**
Net investment income                                                 9.80%**
Portfolio turnover rate                                                 74%

     * Commencement of offering of Class C shares.
    ** Annualized.
   (D) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(D)(D) Since the Fund did not commence a public offering of Class C shares until August 1, 1994, historical expenses and ratios of expenses to average net assets of Class A or Class B shares are not necessarily indicative of future expenses and related ratios of Class C shares.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             HOW THE FUND INVESTS

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

    The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which in the opinion of the Fund's investment adviser do not subject a fund investing in such securities to unreasonable risks. As a secondary investment objective, the Fund will seek capital appreciation but only when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the Fund's portfolio or from a general lowering of interest rates, or a combination of both. Conversely, capital depreciation may result, for example, from a lowered credit standing or a general rise in interest rates, or a combination of both. The achievement of the Fund's objectives will depend upon the investment adviser's analytical and portfolio management skills. There can be no assurance that these objectives will be achieved.

    The Fund's investment objectives are fundamental policies and, therefore, may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the Investment Company Act). Fund policies that are not fundamental may be modified by the Board of Directors.

    The higher yields sought by the Fund are generally obtainable from securities rated in the lower categories by recognized rating services. The Fund expects to seek high current income by investing principally in fixed income securities rated Baa or lower by Moody's Investors Service (Moody's), or BBB or lower by Standard & Poor's Ratings Group (Standard & Poor's). Corporate bonds which are rated Baa by Moody's are described by Moody's as being investment grade, but are also characterized as having speculative characteristics. Corporate bonds rated below Baa by Moody's and BBB by Standard & Poor's are considered speculative. The Fund will not invest in securities rated below B by both Moody's and Standard & Poor's unless in the opinion of the investment adviser the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such lower ratings. A description of corporate bond ratings is contained in Appendix A to this Prospectus. Since some issuers do not seek ratings for their securities, non-rated securities will also be considered for investment by the Fund but only when the investment adviser believes that the financial condition of the issuers of such securities and/or the protection afforded by the terms of the securities themselves limit the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund's objectives and policies.

    Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risk of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in securities which carry medium to lower ratings and in comparable non-rated securities.

    The investment adviser will perform its own investment analysis and will not rely principally on the ratings assigned by the rating services, although such ratings will be considered by the investment adviser. The investment adviser will consider, among other things, the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund's portfolio.

    Consistent with its primary investment objective, under normal conditions at least 80% of the value of the Fund's total assets will be invested in the high yield, medium to lower rated fixed-income securities previously described. However, when prevailing economic conditions cause a narrowing of the spreads between the yields derived from medium to lower rated or comparable non-rated securities and those derived from higher rated issues, the Fund may invest in higher rated fixed-income securities which provide similar yields but have less risk. Fixed-income securities appropriate for the Fund may include both convertible and nonconvertible debt securities and preferred stock. The Fund will not acquire common stocks, except when attached to or included in a unit with fixed-income securities which otherwise would be attractive to the Fund. Generally, the Fund's average weighted maturity will range from 7 to 12 years. As of December 31, 1994, the Fund's average weighted maturity was 8.2 years.


    The Fund may also invest in zero coupon, pay-in-kind or deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income." The Fund accrues income with respect to these securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. See "Portfolio Characteristics-Zero Coupon, Pay-in-Kind and Deferred Payment Securities" in the Statement of Additional Information.

    When market conditions dictate a more defensive investment strategy, the Fund may invest temporarily in short-term obligations of, or securities guaranteed by, the United States Government, its agencies or instrumentalities or in high quality obligations of banks and corporations. The yield on these securities will tend to be lower than the yield on other securities to be purchased by the Fund. In addition, the Fund may on occasion lend portfolio securities to brokers or dealers in corporate or governmental securities, banks or other recognized institutional borrowers of securities and may invest up to 20% of its assets in United States currency denominated debt issues of foreign governments and other foreign issuers and up to 10% of its total assets in foreign currency denominated debt issues of foreign or domestic issuers. Such investment strategies involve certain risks. See "Portfolio Characteristics" in the Statement of Additional Information.

RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

    Fixed-income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The investment adviser considers both credit risk and market risk in making investment decisions for the Fund. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    The amount of high yield securities outstanding proliferated in the 1980's in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the investment adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Under circumstances where the Fund owns the majority of an issue, market and credit risks may be greater.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.


    During the fiscal year ended December 31, 1994, the monthly dollar weighted average ratings of the debt obligations held by the Fund, expressed as a percentage of the Fund's total investments, were as follows:



                                                           Percentage of Total
          Ratings                                              Investments
          -------                                          -------------------


          AAA/Aaa                                                   -
          AA/Aa                                                     -
          A/A                                                       -
          BBB/Baa                                                 .16%
          BB/Ba                                                  7.83%
          B/B                                                   77.00%
          CCC/Caa                                                4.59%
          CC/Ca                                                   .26%
          C/C                                                     .05%
          Unrated                                                7.08%



See  "Investment   Objective  and  Policies"  in  the  Statement  of  Additional
Information.

OTHER INVESTMENTS AND POLICIES

    Repurchase Agreements

    The Fund may on occasion enter into repurchase agreements whereby the seller of a security agrees to repurchase a security from the Fund at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon rate of return effective for the period of time the Fund's money is invested in the security. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the purchase price including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily, and if the value of instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. The Fund participates in a joint repurchase account with other investment companies managed by Prudential Mutual Fund Management, Inc. pursuant to an order of the Securities and Exchange Commission (SEC). See "Portfolio
Characteristics-Repurchase   Agreements"   in  the   Statement   of   Additional
Information.

    Borrowing

    The Fund may borrow an amount equal to no more than 20% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 20% of its total assets to secure these borrowings. However, the Fund will not purchase securities when borrowings exceed 5% of the value of the Fund's total assets.

Illiquid Securities

    The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (Securities Act), that have a readily available market would not be considered illiquid for purposes of this limitation. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

    Restricted securities are sometimes referred to as private placement securities. Such securities may be purchased directly from the issuer or in the secondary market (Direct Placement Securities). The Fund will purchase Direct Placement Securities when, in the opinion of the investment adviser, such securities provide greater value due either to higher yields, attractive technical features (such as call or refunding protection) or both.

    Direct Placement Securities are subject to statutory or contractual restrictions and delays on resale. Limitations on the resale of such securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration. At certain times, adverse conditions in the public securities markets may preclude a public offering of an issuer's securities.

INVESTMENT RESTRICTIONS

    The Fund is subject to certain investment restrictions which, like its investment objectives, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

--------------------------------------------------------------------------------

                           HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------

    The Fund has a Board of Directors which, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, as set forth below, decides upon matters of general policy. The Fund's Manager conducts and supervises the daily business operations of the Fund. The Fund's Subadviser furnishes daily investment advisory services.


    For the year ended December 31, 1994, the Fund's total expenses as a percentage of average net assets for the Fund's Class A, Class B and Class C shares were .78%, 1.38% and 1.48% (annualized), respectively. See "Financial Highlights."


MANAGER


    Prudential Mutual Fund Management, Inc. (PMF or the Manager), One Seaport Plaza, New York, New York 10292, is the Manager of the Fund and is compensated for its services at an annual rate of .50 of 1% of the Fund's average daily net assets up to and including $250 million, .475 of 1% of the next $500 million,
 .45 of 1% of the next $750 million, .425 of 1% of the next $500 million, .40 of 1% of the next $500 million, .375 of 1% of the next $500 million and .35 of 1% of the Fund's average daily net assets in excess of $3 billion. It was incorporated in May 1987 under the laws of the State of Delaware. For the fiscal year ended December 31, 1994, the Fund paid management fees to PMF of .42% of the Fund's average net assets. See "Manager" in the Statement of Additional Information.

    As of January 31, 1995, PMF served as the manager to 39 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 30 closed-end investment companies with aggregate assets of approximately $45 billion.

    Under the Management Agreement with the Fund, PMF manages the investment operations of the Fund and also administers the Fund's corporate affairs. See "Manager" in the Statement of Additional Information.

    Under a Subadvisory Agreement between PMF and The Prudential Investment Corporation (PIC or the Subadviser), PIC furnishes investment advisory services in connection with the management of the Fund and is reimbursed by PMF for its reasonable costs and expenses incurred in providing such services. Under the Management Agreement, PMF continues to have responsibility for all investment advisory services and supervises PIC's performance of such services.


    The current portfolio manager of the Fund is Lars M. Berkman, a Managing Director of Prudential Investment Advisors, a unit of PIC. Mr. Berkman has managed the Fund's portfolio since July 1991 and has been employed by PIC as a portfolio manager since 1990. Prior thereto, he was with the Corporate Finance Group (from 1989 to 1990) and the Financial Services Group (from 1987 to 1988) of The Prudential Insurance Company of America (Prudential).

    PMF and PIC are wholly-owned subsidiaries of Prudential, a major diversified insurance and financial services company.


DISTRIBUTOR

    Prudential Mutual Fund Distributors, Inc. (PMFD), One Seaport Plaza, New York, New York 10292, is a corporation organized under the laws of the State of Delaware and serves as the distributor of the Class A shares of the Fund. It is a wholly-owned subsidiary of PMF.

    Prudential Securities Incorporated (Prudential Securities or PSI), One Seaport Plaza, New York, New York 10292, is a corporation organized under the laws of the State of Delaware and serves as the distributor of the Class B and Class C shares of the Fund. It is an indirect, wholly-owned subsidiary of Prudential.

    Under separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the Investment Company Act and separate distribution agreements (the Distribution Agreements), PMFD and Prudential Securities (collectively, the Distributor) incur the expenses of distributing the Fund's Class A, Class B and Class C shares, respectively. These expenses include commissions and account servicing fees paid to, or on account of, financial advisers of Prudential Securities and representatives of Pruco Securities Corporation (Prusec), an affiliated broker-dealer, commissions and account servicing fees paid to, or on account of, other broker-dealers or financial institutions (other than national banks) which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of Prudential Securities and Prusec associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses. The State of Texas requires that shares of the Fund may be sold in that state only by dealers or other financial institutions which are registered there as broker-dealers.

    Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

    Under the Class A Plan, the Fund may pay PMFD for its distribution-related activities with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1% of the average daily net assets of the Class A shares. It is expected that in the case of Class A Shares, proceeds from the distribution fee will be used primarily to pay account servicing fees to finanical advisers. PMFD has agreed to limit its distribution-related fees payable under the Class A Plan to .15 of 1% of the average daily net assets of the Class A shares for the current fiscal year ending December 31, 1995.

    For the fiscal year ended December 31, 1994, PMFD received payments of $248,276 under the Class A Plan. This amount was primarily expended for payment of account servicing fees to financial advisers and other persons who sell Class A shares. For the fiscal year ended December 31, 1994. PMFD also received approximately $1,162,700 in initial sales charges.

    Under the Class B and Class C Plans, the Fund may pay Prudential Securities for its distribution-related activities with respect to Class B and Class C shares at an annual rate of up to .75 of 1% and 1% of the average daily net assets of the Class B and Class C shares, respectively. The Class B Plan provides for the payment to Prudential Securities of (i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class B shares and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares; provided that the total distribution-related fee does not exceed
 .75 of 1%. The Class C Plan provides for the payment to Prudential Securities of
(i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class C shares, and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. Prudential Securities has agreed to limit its distribution-related fees payable under the Class C Plan to .75 of 1% of the average daily net assets of the Class C shares for the fiscal year ending December 31, 1995. Prudential Securities also receives contingent deferred sales charges from certain redeeming shareholders. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charge."

    For the fiscal year ended December 31, 1994, Prudential Securities incurred distribution expenses of approximately $24,590,100 under the Class B Plan and received $26,750,316 from the Fund under the Class B Plan. In addition, Prudential Securities received approximately $7,028,300 in contingent deferred sales charges from redemption of Class B shares during this period. For the period August 1 through December 31, 1994, Prudential Securities incurred distribution expenses of approximately $32,700 under the Class C Plan and received $8,870 from the Fund under the Class C Plan. In addition, Prudential Securities received approximately $200 in contingent deferred sales charges from redemptions of Class C shares during this period.

    For the fiscal year ended December 31, 1994, the Fund paid distribution expenses of .15%, .75% and .75% of the average net assets of the Class A, Class B and Class C shares, respectively. The Fund records all payments made under the Plans as expenses in the calculation of net investment income. Prior to the date of this Prospectus, the Class A and Class B Plans operated as "reimbursement type" plans and, in the case of Class B, provided for the reimbursement of distribution expenses incurred in current and prior years. See "Distributor" in the Statement of Additional Information.

    Distribution expenses attributable to the sale of shares of the Fund will be allocated to each class based upon the ratio of sales of each class to the sales of all shares of the Fund other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

    Each Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the Rule 12b-1 Directors), vote annually to continue the Plan. Each Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Directors or of a majority of the outstanding shares of the applicable class of the Fund. The Fund will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.


    In addition to distribution and service fees paid by the Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments out of its own resources to dealers and other persons which distribute shares of the Fund. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.


    The  Distributor  is subject  to the rules of the  National  Association  of
Securities   Dealers,   Inc.  (NASD)  governing   maximum  sales  charges.   See
"Distributor" in the Statement of Additional Information.

    On October 21, 1993, PSI entered into an omnibus settlement with the SEC, state securities regulators (with the exception of the Texas Securities Commissioner who joined the settlement on January 18, 1994) and the NASD to resolve allegations that from 1980 through 1990 PSI sold certain limited partnership interests in violation of securities laws to persons for whom such securities were not suitable and misrepresented the safety, potential returns and liquidity of these investments. Without admitting or denying the allegations asserted against it, PSI consented to the entry of an SEC Administrative Order which stated that PSI's conduct violated the federal securities laws, directed PSI to cease and desist from violating the federal securities laws, pay civil penalties, and adopt certain remedial measures to address the violations.

    Pursuant to the terms of the SEC settlement, PSI agreed to the imposition of a $10,000,000 civil penalty, established a settlement fund in the amount of $330,000,000 and procedures to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. PSI has agreed to provide additional funds, if necessary, for the purpose of the settlement fund. PSI's settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. PSI consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action.

    In October 1994, a criminal complaint was filed with the United States Magistrate for the Southern District of New York alleging that PSI committed fraud in connection with the sale of certain limited partnership interests in violation of federal securities laws. An agreement was simultaneously filed to defer prosecution of these charges for a period of three years from the signing of the agreement, provided that PSI complies with the terms of the agreement. If, upon completion of the three year period, PSI has complied with the terms of the agreement, no prosecution will be instituted by the United States for the offenses charged in the complaint. If on the other hand, during the course of the three year period, PSI violates the terms of the agreement, the U.S. Attorney can then elect to pursue these charges. Under the terms of the agreement, PSI agreed, among other things, to pay an additional $330,000,000 into the fund established by the SEC to pay restitution to investors who purchased certain PSI limited partnership interests.

    For  more  detailed  information   concerning  the  foregoing  matters,  see
"Distributor" in the Statement of Additional Information, a copy of which may be obtained at no cost by calling 1-800-225-1852.

    The Fund is not affected by PSI's financial condition and is an entirely separate legal entity from PSI, which has no beneficial ownership therein and the Fund's assets which are held by State Street Bank and Trust Company, an independent custodian, are separate and distinct from PSI.


PORTFOLIO TRANSACTIONS

    Prudential Securities may act as a broker for the Fund, provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.


    From time to time Prudential Securities (and other affiliates of Prudential) render investment banking services which may relate to or involve issuers of securities held by the Fund or sought to be purchased or sold by the Fund. Accordingly, Prudential Securities and its clients may have interests in actual or potential conflict with the interests of the Fund. Under such circumstances, the Manager will act in the best interests of the Fund without regard to the interests of Prudential Securities or its clients.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

    State Street Bank and Trust Company (State Street or the Custodian), One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.

    Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and, in those capacities, maintains certain books and records for the Fund. PMFS is a wholly-owned subsidiary of PMF. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

--------------------------------------------------------------------------------

                        HOW THE FUND VALUES ITS SHARES

--------------------------------------------------------------------------------

    The Fund's net asset value per share or NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. NAV is calculated separately for each class. The Board of Directors has fixed the specific time of day for the computation of the Fund's NAV to be as of 4:15 P.M., New York time.

    Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. See "Net Asset Value" in the Statement of Additional Information.

    The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class may result in different net asset values and dividends. As long as the Fund declares dividends daily, the NAV of each class of shares will generally be the same. It is expected, however, that the Fund's dividends will differ by approximately the amount of the distribution-related expense accrual differential among the classes.

--------------------------------------------------------------------------------

                     HOW THE FUND CALCULATES PERFORMANCE

--------------------------------------------------------------------------------

    From time to time the Fund may advertise its "yield" and "total return" (including "average annual" total return and "aggregate" total return) in advertisements and sales literature. Yield and total return are calculated separately for Class A, Class B and Class C shares. These figures are based on historical earnings and are not intended to indicate future performance. The "yield" refers to the income generated by an investment in the Fund over a one-month or 30-day period. This income is then "annualized"; that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The "total return" shows how much an investment in the Fund would have increased (decreased) over a specified period of time (i.e., one, five or ten years or since inception of the Fund) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The "aggregate" total return reflects actual performance over a stated period of time. "Average annual" total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance and takes into account any applicable initial or contingent deferred sales charges. Neither "average annual" total return nor "aggregate" total return takes into account any federal or state income taxes which may be payable upon redemption. The Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals and market indices. See "Performance Information" in the Statement of Additional Information. The Fund will include performance data for each class of shares of the Fund in any advertisement or information including performance data of the Fund. Further performance information is contained in the Fund's annual and semi-annual reports to shareholders, which may be obtained without charge. See "Shareholder Guide-Shareholder Services-Reports to Shareholders."

--------------------------------------------------------------------------------

                      TAXES, DIVIDENDS AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Taxation of the Fund

    The Fund has elected to qualify and intends to remain qualified as a regulated investment company under the Internal Revenue Code. Accordingly, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, that it distributes to its shareholders. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

Taxation of Shareholders

    All dividends out of net investment income, together with distributions of net short-term capital gains in excess of net long-term capital losses, will be taxable as ordinary income to the shareholder whether or not reinvested. Any net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders will be taxable as such to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term capital gains rate for individuals is currently 28%. The maximum long-term capital gains rate for corporate shareholders is currently the same as the maximum tax rate for ordinary income.

    Any gain or loss realized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Any such loss, however, on shares that are held for six months or less, will be treated as a long-term capital loss to the extent of any capital gains distributions received by the shareholder.

    The Fund has obtained opinions of counsel to the effect that neither (i) the conversion of Class B shares into Class A shares nor (ii) the exchange of Class B or Class C shares for Class A shares constitutes a taxable event for federal income tax purposes. However, such opinions are not binding on the Internal Revenue Service.

    Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

Withholding Taxes

    Under the Internal Revenue Code, the Fund is generally required to withhold and remit to the U.S. Treasury 31% of dividends, capital gain distributions and redemption proceeds payable to individuals and certain noncorporate shareholders who fail to furnish correct tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders). Withholding at this rate is also required from dividends and capital gains distributions (but not redemption proceeds) payable to shareholders who are otherwise subject to backup withholding. Dividends of net investment income and net short-term capital gains payable to a foreign shareholder will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).


Dividends and Distributions

    The Fund expects to declare daily and pay monthly dividends based on actual net investment income determined in accordance with generally accepted accounting principles; however, a portion of such dividend may also include projected net investment income. The Fund expects to make distributions at least annually of any net capital gains, if any. Dividends paid by the Fund with respect to each class of shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount except that each class will bear its own distribution expenses, generally resulting in lower dividends for Class B and Class C shares. Distributions of net capital gains, if any, will be paid in the same amount for each class of shares.

See "How the Fund Values its Shares."

    Dividends and distributions will be paid in additional Fund shares based on the net asset value of each class of Fund shares on the payment date and record date, respectively, or such other date as the Board of Directors may determine, unless the shareholder elects in writing not less than five business days prior to the record date to receive such dividends and distributions in cash. Such election should be submitted to Prudential Mutual Fund Services, Inc.,
Attention: Account Maintenance, P.O. Box 15015, New Brunswick, New Jersey 08906-5015. The Fund will notify each shareholder after the close of the Fund's taxable year both of the dollar amount and the taxable status of that year's dividends and distributions on a per share basis. If you hold shares through Prudential Securities, you should contact your financial adviser to elect to receive dividends and distributions in cash.


    As of December 31, 1994 the Fund had a capital loss carryforward for federal income tax purposes of $548,496,700. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward amount.

    To the extent that, in a given year, distributions to shareholders exceed the Fund's current and accumulated earnings and profits, shareholders will receive a return of capital in respect of such year and, in an annual statement, will be notified of the amount of any return of capital for such year.


    Any distributions of net capital gains paid shortly after a purchase by an investor will have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the distributions. Such distributions, although in effect a return of invested principal, are subject to federal income taxes. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the impact of capital gains distributions which are expected to be or have been announced.

--------------------------------------------------------------------------------

                             GENERAL INFORMATION

--------------------------------------------------------------------------------

DESCRIPTION OF COMMON STOCK


    The Fund was incorporated in Maryland on January 5, 1979. The Fund is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class B and Class C common stock, which consists of 1 billion authorized Class A shares, 1 billion authorized Class B shares and 1 billion authorized Class C shares. Each class of common stock represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class bears different distribution expenses, (ii) each class has exclusive voting rights with respect to its distribution and service plan (except that the Fund has agreed with the SEC in connection with the offering of a conversion feature on Class B shares to submit any amendment of the Class A Plan to both Class A and Class B shareholders), (iii) each class has a different exchange privilege and (iv) only Class B shares have a conversion feature. See "How the Fund is Managed-Distributor." The Fund has received an order from the SEC permitting the issuance and sale of multiple classes of common stock. Currently, the Fund is offering only three classes, designated Class A, Class B and Class C shares. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

    The Board of Directors may increase or decrease the number of authorized shares without approval by the shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide-How to Sell Your Shares." Each share of each class of common stock is equal as to earnings, assets and voting privileges, except that, as noted above, each class bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders. The Fund's shares do not have cumulative voting rights for the election of Directors.

    The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

ADDITIONAL INFORMATION

    This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

--------------------------------------------------------------------------------

                              SHAREHOLDER GUIDE

--------------------------------------------------------------------------------

HOW TO BUY SHARES OF THE FUND


    You may purchase shares of the Fund through Prudential Securities, Prusec or directly from the Fund through its Transfer Agent, Prudential Mutual Fund Services, Inc., Attention: Investment Services, P.O. Box 15020, New Brunswick, New Jersey 08906-5020. The minimum initial investment for Class A and Class B shares is $1,000 and $5,000 for Class C shares. The minimum subsequent investment is $100 for all classes. All minimum investment requirements are waived for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. The minimum initial investment requirement is waived for purchases of Class A shares effected through an exchange of Class B shares of The BlackRock Government Income Trust. See "Shareholder Services" below.


    The purchase price is the net asset value per share next determined following receipt of an order by the Transfer Agent or Prudential Securities plus a sales charge which, at your option, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). See "Alternative Purchase Plan" below. See also, "How the Fund Values its Shares."

    Application forms can be obtained from PMFS, Prudential Securities or Prusec. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive stock certificates.

    The Fund reserves the right to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.

    Your dealer is responsible for forwarding payment promptly to the Fund. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment.

    Transactions in Fund shares may be subject to postage and handling charges imposed by your dealer.


    Purchase by Wire. For an initial purchase of shares of the Fund by wire, you must first telephone PMFS to receive an account number at (800) 225-1852 (toll-free). The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company, Boston, Massachusetts, Custody and Shareholder Services Division, Attention:
Prudential High Yield Fund, Inc., specifying on the wire the account number assigned by PMFS and your name and identifying the sales charge alternative (Class A, Class B or Class C shares).

    If you arrange for receipt by State Street of Federal Funds prior to 4:15 P.M., New York time, on a business day, you may purchase shares of the Fund as of that day.

    In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential High Yield Fund, Inc., Class A, Class B or Class C shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing Federal Funds. The minimum amount which may be invested by wire is $1,000.

ALTERNATIVE PURCHASE PLAN

    The Fund offers three classes of shares (Class A, Class B and Class C shares) which allows you to choose the most beneficial sales charge structure for your individual circumstances given the amount of the purchase, the length of time you expect to hold the shares and other relevant circumstances (Alternative Purchase Plan).

                                                   Annual 12b-1 Fees
                                               (as a % of average daily
                   Sales Charge                       net assets)                  Other Information
                   ------------                 -----------------------            -----------------

Class A  Maximum initial sales charge of 4%      .30 of 1% (Currently      Initial sales charge waived or
         of the public offering price            being charged at          reduced for certain purchases
                                                 a rate of .15 of 1%)

Class B  Maximum contingent deferred sales       .75 of 1%                Shares convert to Class A shares
         charge or CDSC of 5% of the lesser                                approximately seven years after
         of the amount invested or the                                     purchase
         redemption proceeds; declines to
         zero after six years

Class C  Maximum CDSC of 1% of the lesser        1% (Currently being       Shares do not convert to another
         of the amount invested or the           charged at a rate of      class
         redemption proceeds on                  .75 of 1%)
         redemptions made within one year
         of purchase

    The three classes of shares represent an interest in the same portfolio of investments of the Fund and have the same rights, except that (i) each class bears the separate expenses of its Rule 12b-1 distribution and service plan,
(ii) each class has exclusive voting rights with respect to its plan (except as noted under the heading "General Information-Description of Common Stock)", and
(iii) only Class B shares have a conversion feature. The three classes also have separate exchange privileges. See "How to Exchange Your Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee of each class. Class B and Class C shares bear the expenses of a higher distribution fee which will generally cause them to have higher expense ratios and to pay lower dividends than the Class A shares.

    Financial advisers and other sales agents who sell shares of the Fund will receive different compensation for selling Class A, Class B and Class C shares and will generally receive more compensation initially for selling Class A and Class B shares than for selling Class C shares.

    In selecting a purchase alternative, you should consider, among other things, (1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge, (4) the various exchange privileges among the different classes of shares (see "How to Exchange Your Shares" below) and (5) the fact that Class B shares automatically convert to Class A shares approximately seven years after purchase (see "Conversion Feature-Class B Shares" below.).

    The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Fund:

    If you intend to hold your investment in the Fund for less than 7 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 4% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you shold consider purchasing Class C shares over either Class A or Class B shares.

    If you intend to hold your investment for more than 6 years, you should consider purchasing Class A shares over either Class B or Class C shares regardless of whether or not you qualify for a reduced sales charge on Class A shares.

    If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B and Class C shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

    If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and Class C shares for the higher cumulative annual distribution-related fee on those shares to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in net asset value, the effect of the return on the investment over this period of time or redemptions during which the CDSC is applicable.

    All purchases of $1 million or more, either as part of a single investment or under Rights of Accumulation or Letters of Intent, must be for Class A shares. See "Reduction and Waiver of Initial Sales Charges" below.

    Class A Shares

    The offering price of Class A shares for investors choosing the initial sales charge alternative is the next determined NAV plus a sales charge (expressed as a percentage of the offering price and of the amount invested) as shown in the following table:

                          Sales Charge as   Sales Charge as Dealer Concession
                           Percentage of     Percentage of   as Percentage of
Amount of Purchase         Offering Price   Amount Invested   Offering Price
------------------         --------------   ---------------   --------------

Less than $50,000 ......        4.00%             4.17%            3.75%
$50,000 to $99,999 .....        3.50%             3.63%            3.25%
$100,000 to $249,999 ...        2.75%             2.83%            2.50%
$250,000 to $499,999 ...        2.00%             2.04%            1.90%
$500,000 to $999,999 ...        1.50%             1.52%            1.40%
$1,000,000 and above ...        None              None             None

    Selling dealers may be deemed to be underwriters, as that term is defined in the Securities Act.

    Reduction and Waiver of Initial Sales Charges. Reduced sales charges are available through Rights of Accumulation and Letters of Intent. Shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine the applicable reduction. See "Purchase and Redemption of Fund
Shares-Reduction and Waiver of Initial Sales Charges-Class A Shares" in the Statement of Additional Information.


    Benefit Plans. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code (Benefit Plans), provided that the plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 1,000 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account record keeping (Direct Account Benefit Plans) and Benefit Plans sponsored by PSI or its subsidiaries (PSI or Subsidiary Prototype Benefit Plans), Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.

    Prudential Vista Program. Class A shares are offered at net asset value to certain qualified employee retirement benefit plans under section 401 of the Internal Revenue Code of 1986, as amended, for which Prudential Defined Contribution Services serves as the recordkeeper provided that such plan is also participating in the Prudential Vista Program (PruVista Plan), and provided further that (i) for existing plans, the plan has existing assets of at least $1 million and at least 100 eligible employees or participants, and (ii) for new plans, the plan has at least 500 eligible employees or participants. The term "exisiting assets" for this purpose includes transferable cash and GICs (guaranteed investment contracts) maturing within 4 years.

    Special Rules Applicable to Retirement Plans. After a Benefit Plan or PruVista Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

    Other Waivers. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons: (a)
Directors and officers of the Fund and other Prudential Mutual Funds, (b) employees of Prudential Securities and PMF and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (d) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such persons's employer and (e) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 90 days of the commencement of the financial adviser's employment at Prudential Securities, (ii) the purchase is made with proceeds of a redemption of shares of any open-end, non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchases.


    You must notify the Fund's Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares purchased upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares-Reduction and Waiver of Initial Sales Charges-Class A Shares" in the Statement of Additional Information.

    Class B and Class C Shares

    The offering price of Class B and Class C shares for investors choosing one of the deferred sales charge alternatives is the NAV next determined following receipt of an order by the Transfer Agent or Prudential Securities. Although there is no sales charge imposed at the time of purchase, redemptions of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares-Contingent Deferred Sales Charges."

HOW TO SELL YOUR SHARES

    You can redeem your shares at any time for cash at NAV next determined after the redemption request is received in proper form by the Transfer Agent or Prudential Securities. See "How the Fund Values its Shares." In certain cases, however, redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge, as described below. See "Contingent Deferred Sales Charges" below.

    If you hold shares of the Fund through Prudential Securities, you must redeem your shares by contacting your Prudential Securities financial adviser. If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be received by the Transfer Agent in order to be redeemed, which may delay receipt of the proceeds for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services, Inc., Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

    If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power, must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Preferred Services offices.

    Payment for shares presented for redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request except as indicated below. If you hold shares through Prudential Securities, payment for shares presented for redemption will be credited to your Prudential Securities account, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on such Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

    Payment for redemption of recently purchased shares will be delayed until the Fund or its Transfer Agent has been advised that the purchase check has been honored, up to 10 calendar days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or official bank check.

    Redemption in Kind. If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "How the Fund Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

    Involuntary Redemption. In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax deferred retirement plan, whose account has a net asset value of less than $500 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No contingent deferred sales charge will be imposed on any involuntary redemption.


    90-day Repurchase Privilege. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. No sales charge will apply to such repurchases. You will receive pro rata credit for any contingent deferred sales charge paid in connection with the redemption of Class B or Class C shares. You must notify the Fund's Transfer Agent, either directly or through Prudential Securities or Prusec, at the time the repurchase privilege is exercised, that you are entitled to credit for the contingent deferred sales charge previously paid. Exercise of the repurchase privilege will generally not affect federal income tax treatment of any gain realized upon redemption. If the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, will generally not be allowed for federal income tax purposes.


    Contingent Deferred Sales Charges


    Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within one year of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares, and one year, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor. See "How the Fund is Managed-Distributor" and "Waiver of the Contingent Deferred Sales Charges-Class B Shares" below.


    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares."

    The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                                       Contingent Deferred Sales
                                                         Charge as a Percentage
Year Since Purchase                                      of Dollars Invested or
    Payment Made                                           Redemption Proceeds
-------------------                                    -------------------------

    First ......................................................  5.0%
    Second .....................................................  4.0%
    Third ......................................................  3.0%
    Fourth .....................................................  2.0%
    Fifth ......................................................  1.0%
    Sixth ......................................................  1.0%
    Seventh ....................................................   None

    In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value above the total amount of payments for the purchase of Fund shares made during the preceding six years (five years for Class B shares purchased prior to January 22, 1990); then of amounts representing the cost of shares held beyond the applicable CDSC period; then of amounts representing the cost of shares acquired prior to July 1, 1985; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

    For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

    For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

    Waiver of the Contingent Deferred Sales Charges-Class B shares. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), at the time of death or initial determination of disability, provided the shares were purchased prior to death or disability.

    The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or Section 403(b)
custodial account. These distributions include: (i) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement;
(ii) in the case of an IRA or Section 403(b) custodial account, a lump-sum or other distribution after attaining age 59-1/2; and (iii) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service (i.e., following voluntary or involuntary termination of employment or following retirement). Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan, unless such redemptions otherwise qualify for a waiver as described above. In the case of Direct Account and PSI or Subsidiary Prototype Benefit Plans, the CDSC will be waived on redemptions which represent borrowings from such plans. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted.

    In addition, the CDSC will be waived on redemptions of shares held by a Director of the Fund.

    You must notify the Fund's Transfer Agent either directly or through Prudential Securities or Prusec, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Purchase and Redemption of Fund Shares-Waiver of the Contingent Deferred Sales Charge-Class B Shares" in the Statement of Additional Information.

    A quantity discount may apply to redemptions of Class B shares purchased prior to August 1, 1994. See "Purchase and Redemption of Fund Shares-Quantity Discount-Class B Shares Purchased Prior to August 1, 1994" in the Statement of Additional Information.

CONVERSION FEATURE-CLASS B SHARES


    Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. It is currently anticipated that conversions will occur during the months of February, May, August and November. Conversions will be effected at relative net asset value without the imposition of any additional sales charge. The first conversion of Class B shares occurred in February 1995, when the conversion feature was first implemented.


    Since the Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula: (i) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (ii) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

    For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different net asset values per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (i.e., $1,000 divided by $2,100 (47.62%) multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

    Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted. See "How the Fund Values its Shares."

    For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.


    The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (i) that the dividends and other distributions paid on Class A, Class B, and Class C shares will not constitute "preferential dividends" under the Internal Revenue Code and
(ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.


HOW TO EXCHANGE YOUR SHARES

    As a shareholder of the Fund, you have an exchange privilege with certain other Prudential Mutual Funds, including one or more specified money market funds, subject to the minimum investment requirement of such funds. Class A, Class B and Class C shares may be exchanged for Class A, Class B and Class C shares, respectively, of another fund on the basis of the relative NAV. No sales charge will be imposed at the time of the exchange. Any applicable CDSC payable upon the redemption of shares exchanged will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. Class B and Class C shares may not be exchanged into money market funds other than the Prudential Special Money Market Fund. For purposes of calculating the holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded. See "Conversion Feature-Class B Shares" above. An exchange will be treated as a redemption and purchase for tax purposes. See "Shareholder Investment Account-Exchange Privilege" in the Statement of Additional Information.

    In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The Exchange Privilege is available only in states where the exchange may legally be made.

    If you hold shares through Prudential Securities you must exchange your shares by contacting your Prudential Securities financial adviser. If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be returned in order for the shares to be exchanged. See "How to Sell Your Shares" above.

    You may also exchange shares by mail by writing to Prudential Mutual Fund Services, Inc., Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

    In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services, Inc., at the address noted above.


    Special Exchange Privilege. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV. See "Alternative Purchase Plan--Class A Shares--Reduction and Waiver of Initial Sales

Charges" above. Under this exchange privilege, amounts representing any Class B and Class C shares (which are not subject to a CDSC) held in such a shareholder's account will be automatically exchanged for Class A shares on a quarterly basis, unless the shareholder elects otherwise. It is currently anticipated that this exchange will occur quarterly in February, May, August and November. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the net asset value above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities or Prusec that they are eligible for this special exchange privilege.


    The Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders.

SHAREHOLDER SERVICES

    In addition to the exchange privilege, as a shareholder in the Fund, you can take advantage of the following additional services and privileges:

    *Automatic Reinvestment of Dividends and/or Distributions Without a Sales Charge. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV without a sales charge. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold your shares through Prudential Securities, you should contact your financial adviser.

    *Automatic Savings Accumulation Plan (ASAP). Under ASAP you may make regular purchases of the Fund's shares in amounts as little as $50 via an automatic debit to a bank account or Prudential Securities account (including a Command Account). For additional information about this service, you may contact your Prudential Securities financial adviser, Prusec representative or the Transfer Agent directly.

    *Tax-Deferred Retirement Plans. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from Prudential Securities or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

    *Systematic Withdrawal Plan. A systematic withdrawal plan is available to shareholders which provides for monthly or quarterly checks. Withdrawals of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares-Contingent Deferred Sales Charges."

    *Reports to Shareholders. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses the Fund will provide one annual report and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 or by writing to the Fund at One Seaport Plaza, New York, New York 10292. In addition, monthly unaudited financial data are available upon request from the Fund.

    *Shareholder Inquiries. Inquiries should be addressed to the Fund at One Seaport Plaza, New York, New York 10292, or by telephone at (800) 225-1852 (toll free) or, from outside the U.S.A., at (908) 417-7555 (collect).

    For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

--------------------------------------------------------------------------------

                                  APPENDIX A

                    DESCRIPTION OF CORPORATE BOND RATINGS

--------------------------------------------------------------------------------

Moody's Investors Service Corporate Bond Ratings:

    Aaa-Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, the modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

    A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C-Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Ratings Group corporate bond ratings:

    AAA-Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

    AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

    A-Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB, B, CCC, CC, C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

--------------------------------------------------------------------------------

                       THE PRUDENTIAL MUTUAL FUND FAMILY

--------------------------------------------------------------------------------

    Prudential Mutual Fund Management offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec registered representative or telephone the Fund at (800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

          Taxable Bond Funds


Prudential Adjustable Rate Securities Fund, Inc.
Prudential Diversified Bond Fund, Inc.
Prudential GNMA Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
    Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential Structured Maturity Fund, Inc.
    Income Portfolio
Prudential U.S. Government Fund
The BlackRock Government Income Trust


          Tax-Exempt Bond Funds


Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Yield Series
    Insured Series
    Modified Term Series
Prudential  Municipal  Series Fund
    Arizona  Series
    Florida Series
    Georgia Series
    Hawaii Income Series
    Maryland Series
    Massachusetts Series
    Michigan Series
    Minnesota Series
    New Jersey Series
    New York Series
    North Carolina Series
    Ohio Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.


          Global Funds

Prudential Europe Growth Fund, Inc.
Prudential Global Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Natural Resources Fund, Inc.
Prudential Intermediate Global Income Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential Short-Term Global Income Fund, Inc.
    Global Assets Portfolio
    Short-Term Global Income Portfolio
Global Utility Fund, Inc.

          Equity Funds

Prudential Allocation Fund
    Conservatively Managed Portfolio
    Strategy Portfolio
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Growth Opportunity Fund, Inc.
Prudential IncomeVertible(R) Fund, Inc.
Prudential Multi-Sector Fund, Inc.
Prudential Strategist Fund, Inc.
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund

          Money Market Funds

* Taxable Money Market Funds
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Special Money Market Fund
    Money Market Series
Prudential MoneyMart Assets

* Tax-Free Money Market Funds
Prudential Tax-Free Money Fund
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    Connecticut Money Market Series
    Massachusetts Money Market Series
    New Jersey Money Market Series
    New York Money Market Series

* Command Funds
Command Money Fund
Command Government Securities Fund
Command Tax-Free Fund

* Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This
Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

___________________________________________________________

                    TABLE OF CONTENTS
                                            Page
                                            ----
FUND HIGHLIGHTS..............................  2
  Risk Factors and Special Characteristics ..  2
FUND EXPENSES................................  4
FINANCIAL HIGHLIGHTS.........................  5
HOW THE FUND INVESTS.........................  8
  Investment Objective and Policies..........  8
  Risk Factors Relating to
    Investing in High Yield Securities ......  9
  Other Investments and Policies............. 10
  Investment Restrictions.................... 11
HOW THE FUND IS MANAGED...................... 11
  Manager.................................... 11
  Distributor................................ 12
  Portfolio Transactions..................... 14
  Custodian and Transfer and
    Dividend Disbursing Agent................ 15
HOW THE FUND VALUES ITS SHARES............... 15
HOW THE FUND CALCULATES PERFORMANCE.......... 15
TAXES, DIVIDENDS AND DISTRIBUTIONS........... 16
GENERAL INFORMATION.......................... 17
  Description of Common Stock................ 17
  Additional Information..................... 18
SHAREHOLDER GUIDE............................ 18
  How to Buy Shares of the Fund.............. 18
  Alternative Purchase Plan.................. 19
  How to Sell Your Shares.................... 22
  Conversion Feature--Class B Shares ........ 25
  How to Exchange Your Shares................ 26
  Shareholder Services....................... 27
DESCRIPTION OF CORPORATE BOND RATINGS .......A-1
THE PRUDENTIAL MUTUAL FUND FAMILY............B-1
________________________________________________
MF110A                                   4400096

________________________________________________
                      Class A: 74435F-10-6
          CUSIP Nos.: Class B: 74435F-20-5
                      Class B: 74435F-30-4
________________________________________________

Prudential
High Yield
Fund, Inc.


Prudential Mutual Funds          (LOGO)
 Building Your Future
  On Our StrengthSM



PROSPECTUS

February 28, 1995

                            Prudential Mutual Funds
                         Supplement dated July 3, 1995

    The following information supplements the prospectuses of each of the Funds listed on the reverse.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

Reduction and Waiver of Initial Sales Charges.

    PruArray Plans. Class A shares may be purchased at NAV by certain retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code of 1986, as amended, (the Code), including pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Code and deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Code that participate in the Transfer Agent's PruArray Program (a benefit plan record keeping service) (hereafter referred to as a PruArray Plan); provided (i) that the plan has at least $1 million in existing assets or 1,000 eligible employees or participants and (ii) that Prudential Mutual Funds constitute at least one-half of the plan's investment options. The term ``existing assets'' for this purpose includes stock issued by a PruArray Plan sponsor and shares of non-money market Prudential Mutual Funds and shares of certain unaffiliated non-money market mutual funds that participate in the PruArray Program (Participating Funds). ``Existing assets'' also include shares of money market funds acquired by exchange from a Participating Fund. After a PruArray Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

    Listed below are the names of the Prudential Mutual Funds and the dates of the prospectuses to which this supplement relates.

          Name of Fund                                        Prospectus Date
Prudential Adjustable Rate Securities Fund, Inc.              June 26, 1995
Prudential Allocation Fund                                    September 29, 1994
Prudential Diversified Bond Fund, Inc.                        January 3, 1995
                                                              (as supplemented June 20, 1995)
Prudential Equity Fund, Inc.                                  February 28, 1995
Prudential Equity Income Fund                                 December 30, 1994
Prudential Global Fund, Inc.                                  January 3, 1995
Prudential Global Genesis Fund, Inc.                          August 1, 1994
Prudential Global Natural Resources Fund, Inc.                August 1, 1994
Prudential GNMA Fund, Inc.                                    March 2, 1995
Prudential Government Income Fund, Inc.                       May 1, 1995
Prudential Growth Opportunity Fund, Inc.                      February 1, 1995
Prudential High Yield Fund, Inc.                              February 28, 1995
Prudential IncomeVertible Fund, Inc.                          March 1, 1995
Prudential Intermediate Global Income Fund, Inc.              March 2, 1995
Prudential Multi-Sector Fund, Inc.                            June 30, 1995
Prudential Pacific Growth Fund, Inc.                          January 3, 1995
Prudential Short-Term Global Income Fund, Inc.
  Global Assets Portfolio                                     January 3, 1995
  Short-Term Global Income Fund                               January 3, 1995
Prudential Structured Maturity Fund, Inc.                     March 1, 1995
Prudential U.S. Government Fund                               January 3, 1995
Prudential Utility Fund, Inc.                                 March 1, 1995
The BlackRock Government Income Trust                         November 1, 1994
                                                              (as supplemented December 30, 1994)
Global Utility Fund, Inc.                                     February 1, 1995
Nicholas-Applegate Fund, Inc.                                 March 6, 1995

MF950C-7

                        PRUDENTIAL HIGH YIELD FUND, INC.


                      Statement of Additional Information
                               February 28, 1995


    Prudential High Yield Fund, Inc. (the Fund), is an open-end diversified management investment company whose primary investment objective is to maximize current income through Investment in a diversified portfolio of high yield fixed-income securities. Capital appreciation is a secondary investment objective which will only be sought when consistent with the primary objective. The high yield securities sought by the Fund will generally be securities rated in the medium to lower categories by recognized rating services (Baa or lower by Moody's Investors Service or BBB or lower by Standard & Poor's Ratings Group) or non-rated securities of comparable quality. Generally, the Fund will not invest in securities rated below B by both of these services. There can be no assurance that the Fund's investment objectives will be achieved. See "Investment Objective and Policies."

    The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.


    This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated February 28, 1995, a copy of which may be obtained from the Fund upon request.


                               TABLE OF CONTENTS

                                                                 Cross-reference
                                                                    to page in
                                                           Page     Prospectus
                                                           ----  ---------------


General Information ..................................      B-2         17

Investment Objective and Policies ....................      B-2          8

Portfolio Characteristics ............................      B-2         10

Investment Restrictions ..............................      B-5         11

Directors and Officers ...............................      B-6         11

Manager ..............................................      B-9         11

Distributor ..........................................      B-11        12

Portfolio Transactions and Brokerage .................      B-13        14

Purchase and Redemption of Fund Shares ...............      B-14        18

Shareholder Investment Account .......................      B-16        27

Net Asset Value ......................................      B-19        15

Taxes, Dividends and Distributions ...................      B-20        16

Performance Information ..............................      B-21        15

Custodian, Transfer and Dividend Disbursing Agent
  and Independent Accountants ........................      B-23        15

Financial Statements .................................      B-24        -

Report of Independent Accountants ....................      B-43        -



--------------------------------------------------------------------------------
MF110B                                                                   4440084

                              GENERAL INFORMATION

    At a special meeting held on July 19, 1994, shareholders approved an amendment to the Fund's Articles of Incorporation to change the Fund's name from Prudential-Bache High Yield Fund, Inc. to Prudential High Yield Fund, Inc.

                       INVESTMENT OBJECTIVE AND POLICIES

    The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which in the opinion of the Fund's investment adviser do not subject a fund investing in such securities to unreasonable risks. As a secondary investment objective, the Fund will seek capital appreciation but only when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the Fund's portfolio or from a general lowering of interest rates, or a combination of both. Conversely, capital depreciation may result, for example, from a lowered credit standing or a general rise in interest rates, or a combination of both. The achievement of the Fund's objectives will depend upon the investment adviser's analytical and portfolio management skills. There can be no assurance that these objectives will be achieved. All investment objectives and policies of the Fund other than those described under "How the Fund Invests-Investment Restrictions" may be changed by the Board of Directors of the Fund without shareholder approval.

    Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

    Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund's net asset value.

    Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in securities which carry medium to lower ratings and in comparable non-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The investment adviser will attempt to reduce these risks through diversification of the portfolio and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

    Certain of the high fixed-income securities in which the Fund may invest may be purchased at a market discount. The Fund does not intend to hold such securities until maturity unless current yields on these securities remain attractive. Capital losses may be recognized when securities purchased at a premium are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be recognized for federal income tax purposes on the retirement of such securities or may be recognized upon the sale of securities.

                           PORTFOLIO CHARACTERISTICS

    When market conditions dictate a more "defensive" investment strategy, the Fund may invest temporarily without limit in high quality money market instruments, including commercial paper of corporations organized under the laws of any state or political subdivision of the United States, certificates of deposit, bankers' acceptances and other obligations of domestic banks, including foreign branches of such banks, having total assets of at least $1 billion, obligations of foreign banks subject to the limitations set forth in Investment Restriction No. 16 and obligations issued or guaranteed by the United States Government, its instrumentalities or agencies. The yield on these securities will tend to be lower than the yield on other securities to be purchased by the Fund.

    The Fund may also employ, in its discretion, the following strategies in order to help achieve its primary investment objective of maximizing current income.

Zero Coupon, Pay-In-Kind and Deferred Payment Securities

    The Fund may invest in zero coupon, pay-in-kind and deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income." The Fund accrues income with respect to these securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    There are certain risks related to investing in zero coupon, pay-in-kind and deferred payment securities. These securities generally are more sensitive to movements in interest rates and are less liquid than comparably rated securities paying cash interest at regular intervals. Consequently, such securities may be subject to greater fluctuation in value. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund's portfolio.
Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of "phantom income" and the value of the paid-in-kind interest. The required distributions will result in an increase in the Fund's exposure to such securities.

Repurchase Agreements

    The Fund's repurchase agreements will be collateralized by U.S. Government obligations. The Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the Fund's Board of Directors. The Fund's investment adviser will monitor the creditworthiness of such parties, under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer the loss.

    The Fund participates in a joint repurchase agreement account with other investment companies managed by Prudential Mutual Fund Management, Inc. (PMF) pursuant to an order of the Securities and Exchange Commission (SEC). On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. Each fund participates in the income earned or accrued in the joint account based on the percentage of its investment.

Lending of Securities

    Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities in any amount to brokers, dealers and financial institutions, provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the interest and dividends on the loaned securities, while at the same time earning interest on the collateral which will be invested in short-term obligations.

    A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the investment adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

    Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

When-Issued and Delayed Delivery Securities

    From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis-i.e., delivery and payment can take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the Fund until delivery and payment take place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value each day. The Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities, and to facilitate such acquisitions, the Fund's custodian bank will maintain, in a separate account of the Fund, portfolio securities having value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of other portfolio obligations, incur a gain or loss due to market fluctuation.

Securities of Foreign Issuers

    The Fund may invest up to 20% of its total assets in United States currency denominated debt issues of foreign governments and other foreign issuers.

    The Fund believes that in many instances such foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Many of these investments currently enjoy increased liquidity, although, under certain market conditions, such securities may be less liquid than the securities of United States corporations, and are certainly less liquid than securities issued or guaranteed by the United States Government, its instrumentalities or agencies.

    The above-described foreign investments involve certain risks, which should be considered carefully by an investor in the Fund. These risks include political or economic instability in the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities issued by United States corporations or issued or guaranteed by the United States Government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.

    The Fund may also invest up to 10% of its total assets in foreign currency denominated debt securities of foreign or domestic issuers; however, the Fund will not engage in such investment activity unless it has been first authorized to do so by its Board of Directors. In addition to the risks listed in the preceding paragraph with respect to debt securities of foreign issuers, foreign currency denominated securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between various currencies. It may not be possible to hedge against the risks of currency fluctuations.

Illiquid Securities

    The Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

    In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

    Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Portfolio Turnover


    Although the Fund does not intend to engage in substantial short-term trading, it may sell portfolio securities without regard to the length of time that they have been held in order to take advantage of new investment opportunities or yield differentials, or because the Fund desires to preserve gains or limit losses due to changing economic conditions or the financial condition of the issuer. It is not anticipated that the Fund's portfolio turnover rate will exceed 150%. Since the Fund's inception, the annual portfolio turnover rate has not exceeded 100%. A portfolio turnover rate of 150% may exceed that of other investment companies with similar objectives. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold (excluding securities whose maturities at acquisition were one year or less) by the average monthly value of securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held in the Fund's portfolio were sold and replaced within one year. However, when portfolio changes are deemed appropriate due to market or other conditions, such turnover rate may be greater than anticipated. A higher rate of turnover results in increased transaction costs to the Fund. For the fiscal years ended December 31, 1993 and 1994, the Fund's portfolio turnover rate was 85% and 74%, respectively.


                            INVESTMENT RESTRICTIONS

    The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.

    The Fund may not:

    (1) Invest in any non-fixed-income equity securities, including warrants, except when attached to or included in a unit with fixed-income securities.

    (2) Invest more than 5% of the market or other fair value of its total assets in the securities of any one issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities).

    (3) Purchase more than 10% of the voting securities of any issuer.

    (4) Invest more than 25% of the market or other fair value of its total assets in the securities of issuers, all of which conduct their principal business activities in the same industry. For purposes of this restriction, gas, electric, water and telephone utilities will each be treated as being a separate industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

    (5) Make short sales of securities.

    (6) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.

    (7) Invest more than 5% of the market or other fair value of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of, or guaranteed by, the United States Government, its agencies or instrumentalities.

    (8) Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow up to 20% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 20% of the value of its total assets to secure such borrowings. Secured borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. For purposes of this restriction, obligations of the Fund to Directors pursuant to deferred compensation arrangements and the purchase and sale of securities on a when-issued or delayed delivery basis are not deemed to be the issuance of a senior security or a pledge of assets.

    (9) Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

    (10) Purchase or sell real estate or real estate mortgage loans, although it may purchase marketable securities of issuers which engage in real estate operations or securities which are secured by interests in real estate.

    (11) Purchase or sell commodities or commodity futures contracts.

    (12) Make loans of money or securities, except (a) by investment in repurchase agreements (see "Portfolio Characteristics-Repurchase Agreements") or
(b) by lending its portfolio securities, subject to limitations described elsewhere in the Prospectus and this Statement of Additional Information (see "Portfolio Characteristics-Lending of Securities"). The purchase of a portion of an issue of publicly-distributed debt securities is not considered the making of a loan.

    (13) Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

    (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

    (15) Invest for the purpose of exercising control or management of another company.

    (16) Invest more than 20% of the market or other fair value of its total assets in United States currency denominated issues of foreign governments and other foreign issuers; or invest more than 10% of the market or other fair value of its total assets in securities which are payable in currencies other than United States dollars. The Fund will not engage in investment activity in non-U.S. dollar denominated issues without first obtaining authorization to do so from its Board of Directors. See "Portfolio Characteristics-Securities of Foreign Issuers."

    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.


    In order to comply with certain state "blue sky" restrictions, the Fund will not, as a matter of operating policy:

    1. Purchase the securities of any one issuer if, to the knowledge of the Fund, any officer or director of the Fund or the Manager or Subadviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

    2. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, or securities of issuers which are restricted as to disposition, if more than 15% of its total assets would be invested in such securities. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


                             DIRECTORS AND OFFICERS



                             Position with                                  Principal Occupations
Name, Address and Age        Fund                                            During Past 5 Years
---------------------        --------                                        -------------------


Delayne Dedrick Gold (56)    Director                      Marketing and Management Consultant.
c/o Prudential Mutual Fund
Management, Inc.
One Seaport Plaza
New York, New York






                             Position with                                  Principal Occupations
Name, Address and Age        Fund                                            During Past 5 Years
---------------------        --------                                        -------------------


Arthur Hauspurg (69)         Director                      Trustee and former President, Chief Executive Officer and
c/o Prudential Mutual Fund                                   Chairman of the Board of Consolidated Edison Company
Management, Inc.                                             of New York, Inc.; Director of COMSAT Corp.
One Seaport Plaza
New York, New York

*Harry A. Jacobs, Jr. (73)   Director                      Senior Director (since January 1986) of Prudential Securi-
One Seaport Plaza                                            ties Incorporated (Prudential Securities); formerly
New York, New York                                           Interim Chairman and Chief Executive Officer of
                                                             Prudential Mutual Fund Management, Inc. (PMF), (June-
                                                             September 1993); Chairman of the Board of Prudential
                                                             Securities (1982-1985) and Chairman of the Board and
                                                             Chief Executive Officer of Bache Group Inc. (1977-1982);
                                                             Trustee of the Trudeau Institute; Director of the Center for
                                                             National Policy, The First Australia Fund, Inc., The First
                                                             Australia Prime Income Fund, Inc., The Global Govern-
                                                             ment Plus Fund, Inc. and The Global Total Return Fund,
                                                             Inc.

*Lawrence C. McQuade (67)    President and                 Vice Chairman of PMF (since 1988); Managing Director,
One Seaport Plaza            Director                        Investment Banking, Prudential Securities (1988-
New York, New York                                           1991); Director of Czech and Slovak American
                                                             Enterprise Fund (since October 1994), Quixote Corpora-
                                                             tion (since February 1992) and BUNZL, PLC (since June
                                                             1991); formerly Director of Crazy Eddie Inc. (1987-1990)
                                                             and KaiserTech, Ltd., Kaiser Aluminum and Chemical
                                                             Corp. (March 1987-November 1988); formerly Executive
                                                             Vice President and Director of WR Grace & Company;
                                                             President and Director of The Global Government Plus
                                                             Fund, Inc., The Global Total Return Fund, Inc. and The
                                                             High Yield Income Fund, Inc.

Stephen P. Munn (52)         Director                      Chairman (since January 1994), Director and President
101 So. Salina St.                                           (since 1988) and Chief Executive Officer (1988-
Syracuse, New York                                           December 1993) of Carlisle Companies Incorporated.

*Richard A. Redeker (51)     Director                      President, Chief Executive Officer and Director (since
One Seaport Plaza                                            October 1993); Prudential Mutual Fund Management,
New York, New York                                           Inc. (PMF); Executive Vice President, Director and
                                                             Member of the Operating Committee (since October
                                                             1993) of Prudential Securities; Director (since October
                                                             1993) of Prudential Securities Group, Inc. (PSG); Execu-
                                                             tive Vice President, The Prudential Investment
                                                             Corporation (since July 1994); Director (since January
                                                             1994) of Prudential Mutual Fund Distributors, Inc.
                                                             (PMFD) and Prudential Mutual Fund Services, Inc.
                                                             (PMFS); Formerly Senior Executive Vice President
                                                             and Director of Kemper Financial Services, Inc.
                                                             (September 1978-September 1993); Director of The Global
                                                             Government Plus Fund, Inc., The Global Total Return Fund,
                                                             Inc. and The High Yield Income Fund, Inc.





                             Position with                                  Principal Occupations
Name, Address and Age        Fund                                            During Past 5 Years
---------------------        --------                                        -------------------


Louis A. Weil, III (53)      Director                      Publisher and Chief Executive Officer, Phoenix Newspa-
Phoenix Newspapers, Inc.                                     pers, Inc. (since August 1991); Director of Central
120 E. Van Buren                                             Newspapers, Inc. (since September 1991); prior thereto,
Phoenix, Arizona                                             Publisher of Time Magazine (May 1989-March 1991);
                                                             formerly President, Publisher and Chief Executive Officer
                                                             of The Detroit News (February 1986-August 1989); for-
                                                             merly member of the Advisory Board, Chase Manhattan
                                                             Bank-Westchester; Director of The Global Government
                                                             Plus Fund, Inc.

David W. Drasnin (58)        Vice President                Vice President and Branch Manager of Prudential
39 Public Square, Suite 500                                  Securities.
Wilkes-Barre, Pennsylvania

Robert F. Gunia (48)         Vice President                Chief Administrative Officer (since July 1990), Director
One Seaport Plaza                                            (since January 1989), Executive Vice President,
New York, New York                                           Treasurer and Chief Financial Officer (since June
                                                             1987) of PMF; Senior Vice President (since March
                                                             1987) of Prudential Securities; Executive Vice
                                                             President, Treasurer and Comptroller (since March 1991)
                                                             of PMFD and Director (since June 1987) of PMFS; Vice
                                                             President and Director (since May 1989) of The Asia
                                                             Pacific Fund, Inc.

Grace Torres (35)            Treasurer and                 First Vice President (since March 1994) of PMF; First
One Seaport Plaza            Principal Financial             Vice President (since March 1994) of PSI. Prior
New York, New York           and Accounting                  thereto, Vice President, Bankers Trust Company.
                             Officer

S. Jane Rose (49)            Secretary                     Senior Vice President (since January 1991), Senior Coun-
One Seaport Plaza                                            sel (since June 1987) and First Vice President
New York, New York                                           (June 1987-December 1990) of PMF; Senior Vice
                                                             President and Senior Counsel of Prudential Securities
                                                             (since July 1992); formerly Vice President and Associate
                                                             General Counsel of Prudential Securities.

Ronald Amblard (36)          Assistant                     First Vice President (since January 1994) and Associate
One Seaport Plaza            Secretary                       General Counsel (since January 1992) of PMF; Vice
New York, New York                                           President and Associate General Counsel of Prudential
                                                             Securities (since January 1992); formerly, Assistant
                                                             General Counsel (August 1988-December 1991),
                                                             Associate Vice President (January 1989-December
                                                             1990) and Vice President (January 1991-December
                                                             1993) of PMF.



---------------
* "Interested" director, as defined in the Investment Company Act by reason of his affiliation with Prudential Securities or PMF.


    Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities Incorporated or Prudential Mutual Fund Distributors, Inc.


    The officers conduct and supervise the daily business operations of the Fund, while the directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

    The Fund pays each of its directors who is not an affiliated person of PMF or The Prudential Investment Corporation (PIC) annual compensation of $9,000, in addition to certain out-of-pocket expenses. The Chairman of the Audit Committee receives an additional $200 per year.

    Directors may receive their Director's fee pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Director's fee in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Director's fees, together with interest thereon, is a general obligation of the Fund.


    Pursuant to the terms of the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager.

    The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended December 31, 1994 to the Directors who are not affiliated with the Manager and the aggregate compensation paid to such Directors for service on the Fund's board and that of all other funds managed by Prudential Mutual Fund Management, Inc. (Fund Complex) for the calendar year ended December 31, 1994.

                               Compensation Table
                               ------------------

                                                                                    Total
                                                Pension or                       Compensation
                                                Retirement                        From Fund
                                 Aggregate   Benefits Accrued  Estimated Annual    and Fund
                               Compensation  As Part of Fund    Benefits Upon    Complex Paid
Name and Position                From Fund       Expenses         Retirement     To Directors
-----------------              ------------  ----------------  ----------------  ------------

Delayne Dedrick Gold-Director    $9,200          None               N/A          $185,000(24)*
Arthur Hauspurg-Director         $9,000          None               N/A          $ 37,500(5)*
Stephen P. Munn-Director         $9,000          None               N/A          $ 40,000(6)*
Louis A. Weil, III-Director      $9,000          None               N/A          $ 97,500(12)*

-----------------
*Indicates number of funds in Fund Complex (including the Fund) to which aggregate compensation relates.

    As of February 3, 1995, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund.

    As of February 3, 1995, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of beneficial interest were:
John Hill Duncan & Janet Bean Duncan, 2887 Kerrisdale Ridge Drive, Medford, OR, who held 36,274 Class C shares (5%).

    As of February 3, 1995, Prudential Securities was the record holder for other beneficial owners of 48,553,910 Class A shares (or 36% of the outstanding Class A shares), 148,193,464 Class B shares (or 46% of the outstanding Class B shares) and 546,259 Class C shares (or 80% of the outstanding Class C shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.


                                    MANAGER


    The manager of the Fund is Prudential Mutual Fund Management, Inc. (PMF or the Manager), One Seaport Plaza, New York, New York 10292. PMF serves as manager to substantially all of the other investment companies that, together with the Fund, comprise the "Prudential Mutual Funds." See "How the Fund is Managed" in the Prospectus. As of January 31, 1995, PMF managed and/or administered open-end and closed-end management investment companies with assets of approximately $45 billion. According to the Investment Company Institute, as of April 30, 1994, Prudential Mutual Funds were the 12th largest family of mutual funds in the United States.


    Pursuant to the Management Agreement with the Fund (the Management Agreement), PMF, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, PMF is obligated to keep certain books and records of the Fund. PMF also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Fund's custodian, and Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent), the Fund's transfer and dividend disbursing agent. The management services of PMF for the Fund are not exclusive under the terms of the Management Agreement and PMF is free to, and does, render management services to others.


    For its services, PMF receives, pursuant to the Management Agreement, a fee at an annual rate of .50 of 1% of the Fund's average daily net assets up to and including $250 million, .475 of 1% of the next $500 million, .45 of 1% of the next $750 million, .425 of 1% of the next $500 million, .40 of 1% of the next $500 million, .375 of 1% of the next $500 million and .35 of 1% over $3 billion of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of the Fund (including the fees of PMF, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which the Fund's shares are qualified for offer and sale, the compensation due to PMF will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PMF will be paid by PMF to the Fund. No such reductions were required during the fiscal year ended December 31, 1994. Currently, the Fund believes that the most restrictive expense limitation of state securities commissions is 2-1/2% of the Fund's average daily net assets up to $30 million, 2% of the next $70 million of such assets and 1-1/2% of such assets in excess of $100 million.

    In connection with its management of the corporate affairs of the Fund, PMF bears the following expenses:

    (a) the salaries and expenses of all of its and the Fund's personnel except the fees and expenses of Directors who are not affiliated persons of PMF or the Fund's investment adviser;

    (b) all expenses incurred by PMF or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and

    (c) the costs and expenses payable to The Prudential Investment  Corporation
(PIC) pursuant to the subadvisory agreement between PMF and PIC (the Subadvisory Agreement).

    Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated persons of the Manager or the Fund's investment adviser, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade associations of which the Fund may be a member, (h) the cost of stock certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, registering the Fund and qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and (m) distribution fees.

    The Management Agreement provides that PMF will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Management Agreement was last approved by the Board of Directors of the Fund, including a majority of the Directors who are not parties to the contract or interested persons of any such party as defined in the Investment Company Act on May 2, 1994 and by shareholders of the Fund on April 28, 1988.


    For the fiscal years ended December 31, 1992, 1993 and 1994, the Fund paid PMF a management fee of $11,740,190, $14,885,200 and $15,562,791, respectively.


    PMF has entered into the Subadvisory Agreement with PIC (the Subadviser), a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PMF continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIC's performance of such services. PIC is reimbursed by PMF for the reasonable costs and expenses incurred by PIC in furnishing those services.

    The Subadvisory Agreement was last approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party as defined in the Investment Company Act, on May 2, 1994, and by shareholders of the Fund on April 28, 1988.

    The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PMF or PIC upon not more than 60 days', nor less than 30 days', written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


    The Manager and the Subadviser are wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential) which, as of December 31, 1993, was one of the largest financial institutions in the world and the largest insurance company in North America. Prudential has been engaged in the insurance business since 1875. In July 1994, Institutional Investor ranked Prudential the second largest institutional money manager of the 300 largest money management organizations in the United States as of December 31, 1993.

                                  DISTRIBUTOR


    Prudential Mutual Fund Distributors, Inc. (PMFD), One Seaport Plaza, New York, New York 10292, acts as the distributor of the Class A shares of the Fund. Prudential Securities Incorporated (Prudential Securities or PSI), One Seaport Plaza, New York, New York 10292, acts as the distributor of the Class B and Class C shares of the Fund.


    Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the Investment Company Act and separate distribution agreements (the Distribution Agreements), PMFD and Prudential Securities (collectively, the Distributor) serve as distributor of the Fund's Class A, Class B and Class C shares. See "How the Fund is Managed-Distributor" in the Prospectus.

    Prior to January 22, 1990, the Fund offered only one class of shares (the then existing Class B shares). On October 6, 1989, the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class A Plan or Class B Plan or in any agreement related to either Plan (the Rule 12b-1 Directors), at a meeting called for the purpose of voting on each Plan, adopted a new plan of distribution for the Class A shares of the Fund (the Class A Plan) and approved an amended and restated plan of distribution with respect to the Class B shares of the Fund (the Class B Plan). On February 28, 1993, the Board of Directors, including a majority of the Rule 12b-1 Directors, at a meeting called for the purpose of voting on each Plan, approved modifications to the Fund's Class A and Class B Plans and Distribution Agreements to conform them to recent amendments to the National Association of Securities Dealers, Inc. (NASD) maximum sales charge rule described below. As so modified, the Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1%. As so modified, the Class B Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class B shares may be paid as a service fee and
(ii) up to .75 of 1% (including the service fee) of the average daily net assets of the Class B shares (asset-based sales charge) may be used as reimbursement for distribution-related expenses with respect to the Class B shares. On May 3, 1993, the Board of Directors, including a majority of the Rule 12b-1 Directors, at a meeting called for the purpose of voting on each Plan, adopted a plan of distribution for the Class C shares of the Fund and approved further amendments to the plans of distribution for the Fund's Class A and Class B shares changing them from reimbursement type plans to compensation type plans. The plans were last approved by the Board of Directors, including a majority of the Rule 12b-1 Directors, on May 2, 1994. The Class A Plan, as amended, was approved by the Class A and Class B shareholders and the Class B Plan, as amended, was approved by Class B shareholders on July 19, 1994. The Class C Plan was approved by the sole shareholder of Class C shares on August 1, 1994.


    Class A Plan. For the fiscal year ended December 31, 1994, PMFD received payments of approximately $248,276 under the Class A Plan. This amount was primarily expended on commission credits to Prudential Securities and Prusec for payment of account servicing fees to financial advisers and other persons who sell Class A shares. PMFD received $1,162,700 in initial sales charges with respect to sales of Class A shares.

    Class B Plan. For the fiscal year ended December 31, 1994, Prudential Securities received $26,750,316 from the Fund under the Plan. It is estimated that Prudential Securities incurred aggregate distribution expenses of approximately $24,590,100 on behalf of the Fund during such period. It is estimated that of this amount approximately 0.7% ($160,600) was spent on printing and mailing of prospectuses to other than current shareholders; 13.5% ($3,315,000) was spent on interest and/or carrying costs; 39.4% ($9,700,300) on compensation to Pruco Securities Corporation, an affiliated broker-dealer (Prusec), for commissions to its representatives and other expenses, including an allocation on account of overhead and other branch office distribution-related expenses, incurred by it for distribution of Fund shares; and $11,414,200 (46.4%) on the aggregate of (i) payments of commissions to account executives ($7,294,900 or 29.7%) and (ii) an allocation of overhead and other branch office distribution-related expenses ($4,119,300 or 16.7%). The term "overhead and other branch office distribution-related expenses" represents
(a) the expenses of operating Prudential Securities' branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of Fund sales.

    Prudential Securities also receives the proceeds of contingent deferred sales charges paid by holders of Class B shares upon certain redemptions of Class B shares. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charges" in the Prospectus. The amount of distribution expenses reimbursable by the Class B shares of the Fund is reduced by the amount of such contingent deferred sales charges. For the fiscal year ended December 31, 1994, Prudential Securities received approximately $7,028,300 contingent deferred sales charges.

    Class C Plan. Prudential Securities receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charges" in the Prospectus. For the period August 1, 1994 (inception of Class C shares) through December 31, 1994, Prudential Securities received $200 in contingent deferred sales charges.

    The Class A, Class B and Class C Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Plans may each be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of the applicable class on not more than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class (by both Class A and Class B shareholders, voting separately, in the case of material amendments to the Class A Plan), and all material amendments are required to be approved by the Board of Directors in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Fund will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.

    Pursuant to each Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of the Rule 12b-1 Directors shall be committed to the Rule 12b-1 Directors.

    Pursuant to each Distribution Agreement, the Fund has agreed to indemnify PMFD and Prudential Securities to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933, as amended. Each Distribution Agreement was approved by the Board of Directors, including a majority of the Rule 12b-1 Directors, on May 2, 1994.

    NASD Maximum Sales Charge Rule. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of shares of any class, all sales charges on shares of that class would be suspended.


    On October 21, 1993, PSI entered into an omnibus settlement with the SEC, state securities regulators in 51 jurisdictions and the NASD to resolve allegations that PSI sold interests in more than 700 limited partnerships (and a limited number of other types of securities) from January 1, 1980 through December 31, 1990, in violation of securities laws to persons for whom such securities were not suitable in light of the individuals' financial condition or investment objectives. It was also alleged that the safety, potential returns and liquidity of the investments had been misrepresented. The limited partnerships principally involved real estate, oil and gas producing properties and aircraft leasing ventures. The SEC Order (i) included findings that PSI's conduct violated the federal securities laws and that an order issued by the SEC in 1986 requiring PSI to adopt, implement and maintain certain supervisory procedures had not been complied with; (ii) directed PSI to cease and desist from violating the federal securities laws and imposed a $10 million civil penalty; and (iii) required PSI to adopt certain remedial measures including the establishment of a Compliance Committee of its Board of Directors. Pursuant to the terms of the SEC settlement, PSI established a settlement fund in the amount of $330,000,000 and procedures, overseen by a court approved Claims Administrator, to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. PSI has agreed to provide additional funds, if necessary, for that purpose. PSI's settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. PSI consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action. In settling the above referenced matters, PSI neither admitted nor denied the allegations asserted against it.

    On January 18, 1994, PSI agreed to the entry of a Final Consent Order and a Parallel Consent Order by the Texas Securities Commissioner. The firm also entered into a related agreement with the Texas Securities Commissioner. The allegations were that the firm had engaged in improper sales practices and other improper conduct resulting in pecuniary losses and other harm to investors residing in Texas with respect to purchases and sales of limited partnership interests during the period of January 1, 1980 through December 31, 1990. Without admitting or denying the allegations, PSI consented to a reprimand, agreed to cease and desist from future violations, and to provide voluntary donations to the State of Texas in the aggregate amount of $1,500,000. The firm agreed to suspend the creation of new customer accounts, the general solicitation of new accounts, and the offer for sale of securities in or from PSI's North Dallas office to new customers during a period of twenty consecutive business days, and agreed that its other Texas offices would be subject to the same restrictions for a period of five consecutive business days. PSI also agreed to institute training programs for its securities salesmen in Texas.

    On October 27, 1994, Prudential Securities Group, Inc. and PSI entered into agreements with the United States Attorney deferring prosecution (provided PSI complies with the terms of the agreement for three years) for any alleged criminal activity related to the sale of certain limited partnership programs from 1983 to 1990. In connection with these agreements, PSI agreed to add the sum of $330,000,000 to the Fund established by the SEC and executed a stipulation providing for a reversion of such funds to the United States Postal Inspection Service. PSI further agreed to obtain a mutually acceptable outside director to sit on the

Board of Directors of PSG and the Compliance Committee of PSI. The new director will also serve as an independent "ombudsman" whom PSI employees can call anonymously with complaints about ethics and compliance. PSI shall report any allegations or instances of criminal conduct and material improprieties to the new director. The new director will submit compliance reports which shall identify all such allegations or instances of criminal conduct and material improprieties every three months for a three-year period.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. For purposes of this section, the term "Manager" includes the "Subadviser." In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which will provide the most favorable total cost or proceeds reasonably obtainable in the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of the policy of obtaining most favorable price and efficient execution, the Manager will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The Manager's policy is to pay higher commissions to brokers, other than Prudential Securities, for particular transactions than might be charged if a different broker had been selected on occasions when, in the Manager's opinion, this policy furthers the objective of obtaining best price and execution. In addition, the Manager is authorized to pay higher commissions on brokerage transactions for the Fund to brokers, other than Prudential Securities (or any affiliate), in order to secure research and investment services described above, subject to the primary consideration of obtaining the most favorable price and efficient execution in the circumstances and subject to review by the Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Directors.

    Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities (or any affiliate), during the existence of the syndicate, is a principal underwriter, except in accordance with rules of the SEC. The Fund may not participate in any transaction where Prudential Securities (or any affiliate) is acting as principal, nor may the Fund deal with Prudential Securities in any transaction in which Prudential Securities (or any affiliate) acts as principal or market maker, except as may be permitted by the SEC. These limitations, in the opinion of the Manager, will not significantly affect the Fund's ability to pursue its investment objective. However, the Fund may be at a disadvantage because of these limitations in comparison to other funds not subject to such limitations.

    Subject to the above considerations, the Manager may use Prudential Securities as a broker for the Fund. In order for Prudential Securities or any affiliate to effect any portfolio transactions for the Fund, the commissions, fees and other remuneration received by Prudential Securities or any affiliate must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Prudential Securities or any affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the noninterested Directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities or any affiliate are consistent with the foregoing standard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. Prudential Securities must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for the Fund during the applicable period. Brokerage transactions with Prudential Securities or any afffiliate are also subject to such fiduciary standards as may be imposed upon Prudential Securities or such affiliate by applicable law.


    The Fund paid no brokerage commissions to Prudential Securities for the fiscal years ended December 31, 1992, 1993 and 1994.

                     PURCHASE AND REDEMPTION OF FUND SHARES

    Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class B or Class C shares). See "Shareholder Guide-How to Buy Shares of the Fund" in the Prospectus.

    Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except that (i) each class bears the separate expenses of its Rule 12b-1 distribution and service plan,
(ii) each class has exclusive voting rights with respect to its plan (except that the Fund has agreed with the SEC in connection with the offering of a conversion feature on Class B shares to submit any amendment of the Class A distribution and service plan to both Class A and Class B shareholders) and
(iii) only Class B shares have a conversion feature. See "Distributor." Each class also has separate exchange privileges. See "Shareholder Investment Account-Exchange Privilege."

Specimen Price Make-up


    Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales charge of 4% and Class B* and Class C* shares of the Fund are sold at net asset value. Using the Fund's net asset value at December 31, 1994, the maximum offering price of the Fund's shares is as follows:

Class A

Net asset value and redemption price per Class A share ................... $7.68

Maximum sales charge (4% of offering price) ..............................   .32
                                                                           -----

Offering price to public ................................................. $8.00
                                                                           =====

Class B

Net asset value, offering price and redemption price per Class B share* .. $7.67
                                                                           =====

Class C

Net asset value, offering price and redemption price per Class C share* .. $7.67
                                                                           =====

-------------------
* Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charges" in the Prospectus.


Reduction and Waiver of Initial Sales Charges-Class A Shares

    Combined Purchase and Cumulative Purchase Privilege. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other Prudential Mutual Funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "Shareholder Guide-Alternative Purchase Plan" in the Prospectus.

    An eligible group of related Fund investors includes any combination of the following:

    (a) an individual;

    (b) the individual's spouse, their children and their parents;

    (c) the individual's and spouse's Individual Retirement Account (IRA);

    (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

    (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;


    (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

    (g) one or more employee benefit plans of a company controlled by an individual;

    (h) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer); and

    (i) (1) a client of a Prudential Securities financial adviser who gives such financial adviser discretion to purchase the Prudential Mutual Funds for his or her account only in connection with participation in a market timing program and for which program Prudential Securities receives a separate advisory fee or (2) a client of an unaffiliated registered investment adviser which is a client of Prudential Securities financial adviser, if such unaffiliated adviser has discretion to purchase the Prudential Mutual Funds for the accounts of his or her customers but only if the client of such unaffiliated adviser participates in a market timing program conducted by such unaffiliated adviser; provided such accounts in the aggregate have assets of at least $15 million invested in the Prudential Mutual Funds.


    The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to comfirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.

    Rights of Accumulation. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. However, the value of shares held directly with the Transfer Agent and through Prudential Securities will not be aggregated to determine the reduced sales charge. All shares must be held either directly with the Transfer Agent or through Prudential Securities. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day. See "How the Fund Values its Shares" in the Prospectus. The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in any retirement or group plans.


    Letters of Intent. Reduced sales charges are also available to investors (or an eligible group of related investors), including retirement and group plans, who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of the Fund and shares of other Prudential Mutual Funds. All shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent and through Prudential Securities will not be aggregated to determine the reduced sales charge. All shares must be held either directly with the Transfer Agent or through Prudential Securities. The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Letters of Intent are not available to individual participants in any retirement or group plans.

    A Letter of Intent permits a purchaser to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the purchaser, except in the case of retirement and group plans where the employer or plan sponsor will be responsible for paying any applicable sales charge. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal, except in the case of retirement and group plans.

    The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser (or the employer or plan sponsor in the case of any retirement or group plan) is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.


Waiver of the  Contingent  Deferred Sales Charge-Class B Shares

    The Contingent Deferred Sales Charge is waived under circumstances described in the Prospectus. See "Shareholder Guide-How to Sell Your Shares-Waiver of Contingent Deferred Sales Charges-Class B Shares" in the Prospectus. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

Category of Waiver                       Required  Documentation
Death                                    A  copy  of  the  shareholder's  death
                                         certificate  or,  in  the  case  of  a
                                         trust,  a copy of the grantor's  death
                                         certificate,  plus a copy of the trust
                                         agreement identifying the grantor.

Disability-An individual will be A copy of the Social Security considered disabled if he or she is Administration award letter or a unable to engage in any substantial letter from a physician on the gainful activity by reason of any physician's letterhead stating that medically determinable physical or the shareholder (or, in the case of a
mental   impairment   which   can   be   trust,  the  grantor)  is  permanently
expected  to  result in death or to be   disabled.   The   letter   must   also
of   long-continued   and   indefinite   indicate the date of disability.
duration.

Distribution  from  an IRA  or  403(b)   A copy of the  distribution  form from
Custodial Account                        the custodial firm  indicating (i) the
                                         date of birth of the  shareholder  and
                                         (ii) that the  shareholder is over age
                                         59-1/2   and  is   taking   a   normal
                                         distribution-signed       by       the
                                         shareholder.

Distribution from Retirement Plan        A   letter    signed   by   the   plan
                                         administrator/trustee  indicating  the
                                         reason for the distribution.

Excess Contributions                     A letter from the shareholder  (for an
                                         IRA) or the plan administrator/trustee
                                         on company  letterhead  indicating the
                                         amount of the  excess  and  whether or
                                         not taxes have been paid.

    The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

Quantity Discount-Class B Shares Purchased Prior to August 1, 1994

    The CDSC is reduced on redemptions of Class B shares of the Fund purchased prior to August 1, 1994 if immediately after a purchase of such shares, the aggregate cost of all Class B shares of the Fund owned by you in a single account exceeded $500,000. For example, if you purchased $100,000 of Class B shares of the Fund and the following year purchase an additional $450,000 of Class B shares with the result that the aggregate cost of your Class B shares of the Fund following the second purchase was $550,000, the quantity discount would be available for the second purchase of $450,000 but not for the first purchase of $100,000. The quantity discount will be imposed at the following rates depending on whether the aggregate value exceeded $500,000 or $1 million:

                                            Contingent Deferred Sales Charge
                                          as a Percentage of Dollars Invested
                                                  or Redemption Proceeds
    Year Since Purchase                -----------------------------------------
       Payment Made                    $500,000 to $1 million    Over $1 million
    -------------------                ----------------------    ---------------
    First ...........................           3.0%                 2.0%
    Second ..........................           2.0%                 1.0%
    Third ...........................           1.0%                   0%
    Fourth and thereafter ...........             0%                   0%

    You must notify the Fund's Transfer Agent either directly or through Prudential Securities or Prusec, at the time of redemption, that you are entitled to the reduced CDSC. The reduced CDSC will be granted subject to confirmation of your holdings.

                         SHAREHOLDER INVESTMENT ACCOUNT

    Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. The Fund makes available to the shareholders the following privileges and plans.

Automatic Reinvestment of Dividends and/or Distributions

    For the convenience of investors, all dividends and capital gains distributions are automatically reinvested in full and fractional shares of the Fund at net asset value. An investor may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent to him or her in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such distribution at net asset value by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.

Exchange Privilege

    The Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of certain other Prudential Mutual Funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential Mutual Funds may also be exchanged for shares, respectively, of the Fund. All exchanges are made on the basis of relative net asset value next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of Prudential Mutual Funds, the Exchange Privilege is available for those funds eligible for investment in the particular program.

    It is contemplated that the exchange privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.

    Class A. Shareholders of the Fund may exchange their Class A shares for Class A shares of certain other Prudential Mutual Funds, shares of Prudential Structured Maturity Fund and shares of Prudential Government Securities Trust (Intermediate Term Series) and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the Exchange Privilege only to acquire Class A shares of the Prudential Mutual Funds participating in the Exchange Privilege.

    The  following  money  market  funds  participate  in the  Class A  Exchange
Privilege:

          Prudential California Municipal Fund
            (California Money Market Series)

          Prudential Government Securities Trust
            (Money Market Series)
            (U.S. Treasury Money Market Series)

          Prudential Municipal Series Fund
            (Connecticut Money Market Series)
            (Massachusetts Money Market Series)
            (New Jersey Money Market Series)
            (New York Money Market Series)

          Prudential MoneyMart Assets
          Prudential Tax-Free Money Fund

    Class B and Class C. Shareholders of the Fund may exchange their Class B and Class C shares for Class B and Class C shares, respectively, of certain other Prudential Mutual Funds and shares of Prudential Special Money Market Fund, a money market fund. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the first day of the month after the initial purchase, rather than the date of the exchange.

    Class B and Class C shares of the Fund may also be exchanged for shares of Prudential Special Money Market Fund without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated by excluding the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being transferred first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into the Fund from a money market fund during the month (and are held in the Fund at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the seven year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.

    At any time after acquiring shares of other funds participating in the Class B or Class C exchange privilege the shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares of the Fund, respectively, without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares of other funds, respectively, without being subject to any CDSC.

    Additional details about the Exchange Privilege and prospectuses for each of the Prudential Mutual Funds are available from the Fund's Transfer Agent, Prudential Securities or Prusec. The Exchange Privilege may be modified, terminated or suspended on sixty days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares.

    Dollar Cost Averaging

    Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

    Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $14,000 at a private college and around $4,800 at a public university. Assuming these costs increase at a rate of 7% a year, as has been projected, for the freshman class of 2007, the cost of four years at a private college could reach $163,000 and over $97,000 at a public university.1

    The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals.2

         Period of
         Monthly investments:    $100,000    $150,000    $200,000    $250,000
         --------------------    --------    --------    --------    --------
         25 Years                $  110      $  165      $  220      $  275
         20 Years                   176         264         352         440
         15 Years                   296         444         592         740
         10 Years                   555         833       1,110       1,388
          5 Years                 1,371       2,057       2,742       3,428

    See "Automatic Savings Accumulation Plan."

--------------
    1Source information concerning the costs of education at public universities is available from The College Board Annual Survey of Colleges, 1992. Information about the costs of private colleges is from the Digest of Education Statistics, 1992; The National Center for Educational Statistics; and the U.S. Department of Education. Average costs for private institutions include tuition, fees, room and board.

    2The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

Automatic Savings Accumulation Plan (ASAP)

    Under ASAP, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly by authorizing his or her bank account or Prudential Securities account (including a Command Account) to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to ASAP participants.

    Further information about this program and an application form can be obtained from the Transfer Agent, Prudential Securities or Prusec.

Systematic Withdrawal Plan

    A systematic withdrawal plan is available to shareholders through Prudential Securities or the Transfer Agent. Such withdrawal plan provides for monthly or quarterly checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares may be subject to a CDSC. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charges" in the Prospectus.

    In the case of shares held through the Transfer Agent (i) a $10,000 minimum account value applies, (ii) withdrawals may not be for less than $100 and (iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at net asset value on shares held under this plan. See "Shareholder Investment Account-Automatic Reinvestment of Dividends and/or Distributions."

    Prudential Securities and the Transfer Agent act as agents for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.

    Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals exceed reinvested dividends and distributions, the shareholder's original investment may be correspondingly reduced and ultimately exhausted.

    Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charge applicable to (i) the purchase of Class A shares and (ii) the withdrawal of Class B or Class C shares. Shareholders should consult their tax advisers regarding the tax consequences of the systematic withdrawal plan, particularly if used in connection with a retirement plan.

Tax-Deferred Retirement Plans

    Various qualified retirement plans, including a 401(k) Plan, self-directed individual retirement accounts and "tax sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details are available from Prudential Securities or the Transfer Agent.

    Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

Individual Retirement Accounts

    An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                           Tax-Deferred Compounding1

       Contributions                 Personal
         Made Over:                  Savings                    IRA
       -------------                 --------                 --------
         10 years                    $ 26,165                 $ 31,291
         15 years                      44,675                   58,649
         20 years                      68,109                   98,846
         25 years                      97,780                  157,909
         30 years                     135,346                  244,692

-------------------
    1 The chart is for illustrative purposes only and does not represent the performance of the Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in the IRA account will be subject to tax when withdrawn from the account.


                                NET ASSET VALUE


    The net asset value per share is the net worth of the Fund (assets, including securities at value, minus liabilities) divided by the number of shares outstanding. Net asset value is calculated separately for each class. The Fund will compute its net asset value on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not affect net asset value. In the event the New York Stock Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:15 P.M., New York time.


    Under the Investment Company Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Fund. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and other pricing agents. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Short-term investments which mature in 60 days or less are valued at amortized cost or by amortizing their value on the 61st day prior to maturity, if their term to maturity from date of purchase exceeds 60 days, unless the Board of Directors determines that such valuation does not represent fair value. Securities issued in private placements shall be valued at the mean between the bid and asked prices provided by primary market makers. Securities which are otherwise not readily marketable or securities for which reliable market quotations are not available are valued in good faith at fair value under the supervision of the Board of Directors of the Fund, taking into account such factors as the cost of the securities, transactions in comparable securities, relationships among various securities and other such factors as may be determined by the Fund's investment adviser to materially affect the value of such securities. The Board of Directors may consider prices provided by an independent pricing service in determining fair value.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

    The Fund declares dividends on a daily basis in an amount based on actual net investment income determined in accordance with generally accepted accounting principles. A portion of such dividend may also include projected net investment income. Such dividends will be payable monthly in additional shares of the Fund unless otherwise requested by the shareholder.


    Net capital gains, if any, will be distributed at least annually. In determining the amount of capital gains to be distributed, any capital loss carry forwards from prior years will be offset against capital gains. The Fund had a capital loss carry forward for federal income tax purposes at December 31, 1994 of approximately $548,496,700, of which $34,055,200 expires in 1997,
$326,104,800  expires  in 1998,  $77,895,200  expires  in 1999 and  $110,441,500 expires in 2000. Accordingly, no capital gains distribution (short-term or long-term) is expected to be paid to shareholders until net capital gains have been realized in excess of the aggregate of such amounts. The Fund will elect to treat net capital losses of approximately $33,033,000 incurred in the two month period ended December 31, 1994 as having been incurred in the following fiscal year. Distributions, if any, will be paid in additional Fund shares based on the net asset value unless the shareholder elects in writing not less than 5 full business days prior to the record date to receive such distributions in cash.


    The Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. Under Subchapter M, the Fund is not subject to federal income taxes on the taxable income it distributes to shareholders, provided that it distributes to shareholders each year at least 90% of its net investment income and net short-term capital gains in excess of net long-term capital losses, if any.

    Qualification as a regulated investment company under the Internal Revenue Code requires, among other things, that the Fund (a) derive at least 90% of its annual gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts; (b) derive less than 30% of its gross income from gains from the sale or other disposition of securities or options thereon held for less than three months; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

    The Fund generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. The Fund intends to make timely distributions of the Fund's income in compliance with these requirements. As a result, it is anticipated that the Fund will not be subject to the excise tax.

    Distributions of net investment income and realized net short-term capital gains of the Fund are taxable to shareholders of the Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains regardless of whether the shareholder received such distribution in additional shares or in cash or of how long shares of the Fund have been held. Distributions and dividends paid by the Fund generally will not be eligible for the dividends-received deduction for corporate shareholders. Tax-exempt shareholders will not be required to pay taxes on amounts distributed to them.

    The per share dividends on Class B shares will be lower than the per share dividends on Class A shares as a result of the higher distribution-related fee applicable with respect to the Class B and Class C shares. The per share distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B and Class C shares. See "Net Asset Value."

    Any gain or loss realized upon a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the sale of shares of the Fund held by the shareholder for six months or less will be treated as long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder.

    Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend or distribution will constitute a replacement of shares.

    A shareholder who acquires shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.

    The Fund may be subject to state or local tax in certain states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Fund and of shareholders of the Fund with respect to distributions by the Fund may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes.

    Pennsylvania Personal Property Tax. The Fund has received a written letter of determination from the Pennsylvania Department of Revenue that the Fund will be subject to the Pennsylvania foreign franchise tax. Accordingly, it is believed that Fund shares are exempt from Pennsylvania personal property taxes. The Fund anticipates that it will continue such business activities but reserves the right to suspend them at any time, resulting in the termination of the exemption.

    Statements as to the tax status of distributions to shareholders of the Fund will be mailed annually. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

                            PERFORMANCE INFORMATION

    Yield. The Fund may from time to time advertise its "yield" as calculated over a 30-day period. The yield is determined separately for Class A, Class B and Class C shares. The yield will be computed by dividing the Fund's net investment income per share earned during this 30-day period by the net asset value per share on the last day of this period.

    Yield is calculated according to the following formula:

                                        a - b
                         YIELD = 2 [(---------- +1)6-1]
                                         cd

Where:   a = dividends and interest earned during the period.
         b = expenses accrued for the period (net of reimbursements).
         c = the average daily number of shares outstanding during the  period that were entitled to receive  dividends.
         d = the maximum offering price per share on the last day of the period.


    The yield for the 30-day period ended December 31, 1994 for the Fund's Class A, Class B and Class C shares was 11.46%, 11.33% and 11.34%, respectively.

    Yield fluctuates and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Yield for the Fund will vary depending on a number of factors including changes in net asset value, market conditions, the level of interest rates and the level of Fund income and expenses.

    The Board of Directors of the Fund has adopted procedures to ensure that the Fund's yield is calculated in accordance with SEC regulations. Under those procedures, limitations may be placed on yield to maturity calculations of particular securities.


    Average Annual Total Return. The Fund may also from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B and Class C shares. See "How the Fund Calculates Performance" in the Prospectus.

    Average annual total return is computed according to the following formula:

                                P(1 + T)n = ERV

    Where:  P = a hypothetical initial payment of $1000.
            T = average annual total return.
            n = number of years.
            ERV = Ending  Redeemable  Value of a hypothetical  $1000  investment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

    Average annual total return takes into account any applicable initial or contingent deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.

    The average annual total return with respect to the Class A shares for the one year and since inception periods ended December 31, 1994 was -6.26% and 9.37%, respectively. The average annual total return for the Class B shares of the Fund for the one, five and ten year periods ended on December 31, 1994 was -7.92%, 9.48% and 9.38%, respectively. The average annual total return for Class C shares for the since inception period ended December 31, 1994 was -1.79%.

    Aggregate Total Return. The Fund may from time to time advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B and Class C shares. See "How the Fund Calculates Performance" in the Prospectus.


    Aggregate total return represents the cumulative change in the value of an investment in the Fund and is computed by the following formula:

                                    ERV - P
                                    -------
                                       P

Where: P = a hypothetical initial payment of $1000.
       ERV = Ending Redeemable Value at the end of the 1, 5, or 10 year  periods
             (or fractional portion thereof) of a hypothetical $1000 investment made at the beginning of the 1, 5 or 10 year periods.

    Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.


    The aggregate total return with respect to the Class A shares for the one year and since inception periods ended December 31, 1994 was -2.35% and 62.07%, respectively. The aggregate total return with respect to the Class B shares of the Fund for the one, five and ten-year periods ended on December 31, 1994 was -2.92%, 58.34%, and 144.96%, respectively. The aggregate total return for Class C shares for the since inception period ended December 31, 1994 was -0.79%.

    From time to time, the performance of the Fund may be measured against various indices. Set forth below is a chart which compares the performance of different types of investments over the long-term and the rate of inflation.1








                                     CHART







    1Source:  Ibbotson  Associates,  "Stocks,  Bonds,  Bills and  Inflation-1993
Yearbook" (annually updates the work of Roger G. Ibbotson and Rex A. Sinquefield). Common stock returns are based on the Standard & Poor's 500 Stock Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only, and is not intended to represent the performance of any particular investment or fund.

                        CUSTODIAN, TRANSFER AND DIVIDEND
                  DISBURSING AGENT AND INDEPENDENT ACCOUNTANTS

    State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to agreements with the Fund.


    Prudential Mutual Fund Services, Inc. (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Dividend Disbursing Agent of the Fund. It is a wholly-owned subsidiary of PMF. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions, and related functions. For these services, PMFS receives an annual fee per shareholder account, a new account set-up fee for each manually established account and a monthly inactive zero balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications expenses and other costs. For the fiscal year ended December 31, 1994, the Fund incurred fees of $3,484,000 for the services of PMFS.

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent accountants and, in that capacity, audits the Fund's annual financial statements.

PRUDENTIAL HIGH YIELD FUND, INC.           Portfolio of Investments
                                           December 31, 1994

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)

                             LONG-TERM INVESTMENTS--95.3%
                             Bonds--94.2%
                             Aerospace--2.0%
                             K & F Industries,
                               Inc.,
                               Sr. Sec'd.
                               Notes,
                             11.875%,
B1            $   15,585       12/1/03.........  $   15,156,413
                             P.A. Holdings
                               Corp.,
                               Sr. Sub. Notes,
B3                 2,851     13.75%, 7/15/99...       2,993,550
                             Rohr, Inc., Sr.
                               Notes,
                             11.625%,
Ba3               18,500       5/15/03.........      18,407,500
                             Sequa Corp.,
                               Sr. Sub. Notes,
                             9.375%,
B3                27,750       12/15/03........      24,420,000
                             Talley
                               Manufacturing &
                               Technolgy, Inc.,
                               Sr. Notes,
                             10.75%,
B2                 9,000       10/15/03........       8,100,000
                                                 --------------
                                                     69,077,463
                                                 --------------
                             Airlines--0.6%
                             NWA, Inc., Sr.
                               Notes,
                               (cost
                               $10,689,376;
                               purchased-1994),
                             12.09%,
NR                11,688(D)  12/31/00........      11,278,591
                             USAir, Inc., Sr.
                               Notes,
B3                 1,250     9.625%, 2/1/01....         687,500
B3                19,250     10.00%, 7/1/03....      10,587,500
                                                 --------------
                                                     22,553,591
                                                 --------------
                             Automotive Parts--2.8%
                             Doehler Jarvis,
                               Inc.,
                               Sr. Notes,
B3                10,000     11.875%, 6/1/02...       9,800,000
                             Foamex JPS Automotive L.P.,
                               Sr. Disc. Notes,
                               Zero Coupon (until 7/1/99),
Caa               19,500@    14.00%, 7/1/04....      10,237,500
                             Sr. Sub. Deb.,
                             11.875%,
B3                 6,910       10/1/04.........       6,599,050
                             Harvard
                               Industries,
                               Inc.,
                               Sr. Notes,
B3                10,500     12.00%, 7/15/04...      10,578,750
                             JB Poindexter,
                               Inc.,
                               Sr. Notes,
B2                10,000     12.50%, 5/15/04...       9,400,000
                             JPS Automotive Products
                               Corp., Sr. Notes,
                             11.125%,
B2            $    2,950       6/15/01.........  $    2,832,000
                             Motor Wheel Corp.,
                               Sr. Notes,
B2                10,130     11.50%, 3/1/00....       9,370,250
                             Penda Industries,
                               Inc.,
                               Sr. Notes,
B2                 7,000     10.75%, 3/1/04....       6,300,000
                             SPX Corp.,
                               Sr. Sub. Notes,
B3                31,750     11.75%, 6/1/02....      31,591,250
                                                 --------------
                                                     96,708,800
                                                 --------------
                             Broadcasting & Other
                               Media--9.1%
                             Ackerly Communications, Inc.,
                               Sr. Sec'd. Notes,
B*                10,000     10.75%, 10/1/03...       9,525,000
                             Adelphia Communications
                               Corp., Sr. Notes,
B3                24,500     12.50%, 5/15/02...      22,907,500
                             9.50%, 2/15/04,
NR                15,692       PIK.............      11,297,988
                             Allbritton Communications Co.,
                               Sr. Sub. Deb.,
B3                 9,500     11.50%, 8/15/04...       9,547,500
                             Bell Cablemedia
                               Co.,
                               Sr. Disc. Notes,
                               Zero Coupon
                               (until 7/15/99),
B2                26,500     11.95%, 7/15/04...      14,177,500
                             Cablevision Industries Corp.,
                               Sr. Notes,
B1                 7,500     10.75%, 1/30/02...       7,462,500
B1                26,000     9.25%, 4/1/08.....      23,270,000
                             Cablevision System Corp.,
                               Sr. Sub. Deb.,
B3                 6,560     10.75%, 4/1/04....       6,560,000
                             Sr. Sub. Notes,
B3                20,750     9.875%, 2/15/13...      18,675,000
                             Century
                               Communications
                               Corp., Sr. Sub.
                               Notes,
                             11.875%,
B2                30,385       10/15/03........      31,676,363

                                             See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)

                             Broadcasting & Other Media
                               (cont'd.)
                             Chancellor Broadcasting Co.,
                               Sr. Sub. Notes,
B3            $   12,000     12.50%, 10/1/04...  $   12,000,000
                             Continental Cablevision, Inc.,
                               Sr. Deb.,
Ba2               17,000     9.50%, 8/1/13.....      15,555,000
                             Sr. Sub. Deb.,
B1                15,700     11.00%, 6/1/07....      15,935,500
                             Cooke Media Group, Inc.,
                               Sub. Deb.,
NR                 2,000     11.625%, 4/1/99...       1,880,000
                             Diamond Cable Co.,
                               Sr. Disc. Notes,
                               Zero Coupon
                               (until 9/30/99),
B3                16,750     13.25%, 9/30/04...       8,207,500
                             Falcon Holdings Corp. L.P.,
                               Sr. Sub. Notes, PIK,
NR                18,450     11.00%, 9/15/03...      16,051,512
                             Jones Intercable,
                               Inc.,
                               Sr. Sub. Deb.,
B1                 3,250     10.50%, 3/1/08....       3,185,000
                             Marcus Cable Operating
                               Co. L.P.,
                               Sr. Sub. Disc. Notes,
                               Zero Coupon
                               (until 2/1/00),
B3                41,250     13.50% 8/1/04.....      21,862,500
                             NWCG Holdings Corp.,
                               Sr. Sec'd. Disc. Notes,
                             Zero Coupon,
Caa               19,000       6/15/99.........       9,690,000
                             Outdoor Systems,
                               Inc.,
                               Sr. Notes,
B2                 6,550     10.75%, 8/15/03...       5,895,000
                             Robin Media Group, Inc.,
                               Sr. Sub. Deb.,
NR                 1,000     11.125%, 4/1/97...         950,000
                             Rogers Cablesystems, Inc.,
                               Sr. Sec'd. Deb.,
Ba3               10,000     10.125%, 9/1/12...       9,550,000
                             Scott Cable
                               Communications,
                               Inc., Sub. Deb.,
NR            $    2,000     12.25%, 4/15/01...  $    1,600,000
                             United Artists, Inc.,
                               Sr. Sec'd. Notes,
Ba3                8,500     11.50%, 5/1/02....       8,776,250
                             United Int'l. Holdings, Inc.,
                             Sr. Disc. Notes,
                               Zero Coupon,
B3                49,500@      11/15/99........      24,997,500
                             Videotron
                               Holdings,
                               Sr. Disc. Notes,
                               Zero Coupon
                               (until 7/1/99),
B3                10,500     11.125%, 7/1/04...       5,512,500
                                                 --------------
                                                    316,747,613
                                                 --------------
                             Building & Related
                               Industries--5.5%
                             American Standard, Inc.,
                               Sr. Sub. Deb.,
                               Zero Coupon
                               (until 6/1/98),
B1                33,500     10.50%, 6/1/05....      21,523,750
                             Baldwin Co., Sr.
                               Notes,
B2                14,500     10.375%, 8/1/03...       7,830,000
                             Building Material
                               Corp.
                               of America, Sr.
                               Def'd. Notes,
                               Ser. B,
                               Zero Coupon
                               (until 7/1/99),
BB*               29,750     11.75%, 7/1/04....      15,172,500
                             Continental Homes
                               Holdings, Sr.
                               Notes,
B1                10,000     12.00%, 8/1/99....       9,400,000
                             Del Webb Corp.,
                               Sr. Notes,
                             10.875%,
Ba3                7,000       3/31/00.........       6,650,000
                             Sr. Sub. Deb.,
B2                 2,250     9.75%, 3/1/03.....       1,867,500
                             Essex Group, Inc.,
                               Sr. Notes,
B1                 3,250     10.00%, 5/1/03....       3,055,000
                             Greystone Homes,
                               Inc.,
                               Gtd. Sr. Notes,
B3                15,000     10.75%, 3/1/04....      12,675,000

                                             See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)

                             Building & Related Industries
                               (cont'd.)
                             Hovnanian K
                               Enterprises,
                               Inc., Sub.
                               Notes,
B1            $   15,000     11.25%, 4/15/02...  $   12,525,000
                             Inter-City Prods.
                               Corp.,
                               Sr. Sec'd.
                               Notes,
Ba3               15,560     9.75%, 3/1/00.....      14,509,700
                             J.M. Peters, Inc.,
                               Sr. Notes,
B3                10,000@    12.75%, 5/1/02....       8,300,000
                             Nortek, Inc.,
                               Sr. Sub. Notes,
B3                25,125     9.875%, 3/1/04....      22,361,250
                             NVR, Inc., Sr.
                               Notes,
B2                12,100     11.00%, 4/15/03...      10,164,000
                             The Presley
                               Companies,
                               Sr. Notes,
B2                 9,000     12.50%, 7/1/01....       7,740,000
                             Ryland Group,
                               Inc.,
                               Sr. Sub. Notes,
Ba3                8,950     10.50%, 7/15/02...       8,010,250
Ba3               11,050     9.625%, 6/1/04....       9,282,000
                             Southdown, Inc.,
                               Sr. Sub. Notes,
                             14.00%,
NR                12,800       10/15/01........      14,240,000
                             UDC Homes, Inc.,
                               Sr. Notes,
B2                 7,000     11.75%, 4/30/03...       4,620,000
                                                 --------------
                                                    189,925,950
                                                 --------------
                             Casinos--6.6%
                             Aztar Corp.,
                               Sr. Sub. Notes, Ser. B,
B2                 6,650     11.00%, 10/1/02...       6,051,500
                             Sr. Sub. Notes,
B2                23,000     13.75%, 10/1/04...      23,345,000
                             Bally's Casino,
                               Inc.,
                               Sr. Disc. Notes,
                             Zero Coupon,
B3                16,750       6/15/98.........      10,217,500
                             Bally's Park Place
                               Funding, Inc.,
                               First Mtge.
                               Bonds,
B1            $   38,000     9.25%, 3/15/04....  $   32,680,000
                             Casino America,
                               Inc.,
                               First Mtge.
                               Bonds,
                             11.50%,
B1                 9,000       11/15/01........       7,570,000
                             Casino Magic Finance Corp.,
                               First Mtge. Bonds,
                             11.50%,
B1                13,500       10/15/01........       8,640,000
                             Empress River
                               Casino Finance
                               Corp.,
                               Sr. Notes,
B1                15,000     10.75%, 4/1/02....      13,725,000
                             GB Property Funding Corp.,
                               First Mtge. Notes,
                             10.875%,
B2                 4,000       1/15/04.........       3,240,000
                             Grand Casino Resorts, Inc.,
                               First Mtge. Notes, Ser. B,
NR                11,000     12.50%, 2/1/00....      10,340,000
                             Hollywood Casino Corp.,
                               Sr. Sec'd. Notes,
NR                10,547     14.00%, 4/1/98....      10,441,530
                             Lady Luck Gaming
                               Finance Corp.,
                               First Mtge.
                               Notes,
B2                 6,000     10.50%, 3/1/01....       2,340,000
                             President
                               Riverboat
                               Casinos, Inc.,
                               Sr. Sub. Notes,
B2                 5,000@    13.00%, 9/15/01...       4,512,500
                             PRT Funding Corp.,
                               Sr. Notes,
                             11.625%,
B3                 7,000       4/15/04.........       4,865,000
                             Resorts Int'l.,
                               Inc.,
                               First Mtge.
                               Notes,
B3                 7,960     7.25%, 6/30/00....       6,499,892
                             Santa Fe Hotel,
                               Inc.,
                               First Mtge.
                               Notes,
                             11.00%,
B2                11,000@      12/15/00........       9,900,000

                                             See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)
                             Casinos (cont'd.)
                             Showboat, Inc.,
                               Gtd. First Mtge. Bonds,
Ba3           $    3,000     9.25%, 5/1/08.....  $    2,505,000
                             Sr. Sub. Notes,
B2                14,500     13.00%, 8/1/09....      13,775,000
                             Station Casinos,
                               Inc.,
                               Sr. Sub. Notes,
B2                18,800     9.625%, 6/1/03....      15,792,000
                             Trump Plaza Funding, Inc.,
                               First Mtge. Notes,
                             10.875%,
B3                25,015       6/15/01.........      19,011,400
                             Trump Taj Mahal
                               Funding, Inc.,
                               First Mtge.
                               Bonds, Class B,
                               PIK,
Caa               34,082     11.35% 11/15/99...      22,664,222
                                                 --------------
                                                    228,115,544
                                                 --------------
                             Chemicals--4.3%
                             Arcadian Partners
                               L.P.,
                               Sr. Notes, Ser.
                               A,
B2                30,250     10.75%, 5/1/05....      28,435,000
                             G-I Holdings,
                               Inc.,
                               Sr. Notes,
                             Zero Coupon,
Ba3               40,000       10/1/98.........      24,700,000
                             Harris Chemical NA, Inc.,
                               Gtd. Sr. Notes,
                               Zero Coupon
                               (until 1/15/96),
B2                 9,200     10.25%, 7/15/01...       7,567,000
                             Huntsman Corp.,
                               First Mtge.
                               Notes,
                             10.625%,
B1                13,000       4/15/01.........      13,260,000
B1                 3,500     11.00%, 4/15/04...       3,640,000
                             Indspec Chemical Corp.,
                               Sr. Sub. Notes,
                             Zero Coupon
                               (until 12/1/98),
                               10.50%,
NR                19,427       12/1/03.........      11,073,390
                             Laroche Industies,
                               Inc.,
                               Sr. Sub. Notes,
B3                 6,000     13.00%, 8/15/04...       5,520,000
                             NL Industries,
                               Inc.,
                               Sr. Notes,
                               Zero Coupon
                               (until
                               10/15/98),
                             13.00%,
B2            $   28,080       10/15/05........  $   17,409,600
                             Sr. Sec'd. Notes,
                             11.75%,
B1                15,500       10/15/03........      15,500,000
                             Polymer Group,
                               Inc.,
                               Sr. Notes,
                               (cost
                               $8,500,000;
                               purchased-1994),
Caa              8,500(D)    12.25%, 7/15/02...       8,117,500
                             Rexene Corp.,
                               Sr. Notes,
B1                12,000     11.75%, 12/1/04...      12,300,000
                             UCC Investors Holdings, Inc.,
                               Sr. Disc. Notes,
                               Zero Coupon
                               (until 5/1/98),
B3                 5,300     12.00%, 5/1/05....       3,511,250
                                                 --------------
                                                    151,033,740
                                                 --------------
                             Consumer Goods--1.9%
                             Apparel Ventures,
                               Inc.,
                               Sr. Notes, Ser.
                               B,
                             12.25%,
NR                 2,000       12/31/00........       1,790,000
                             Astrum Int'l.
                               Corp., Notes,
B3                17,761     11.50%, 6/8/03....      17,849,805
                             Florsheim Shoe
                               Co.,
                               Sr. Notes,
B1                 4,000     12.75%, 9/1/02....       3,880,000
                             Health O Meter,
                               Inc.,
                               Sr. Sub. Notes,
NR                 7,000@    13.00%, 8/15/02...       6,300,000
                             JB Williams Holdings, Inc.,
                               Sr. Notes,
B3                 5,500     12.00%, 3/1/04....       5,142,500
                             MacAndrews &
                               Forbes
                               Group, Inc.,
                               Sub. Notes,
NR                 6,400     12.25%, 7/1/96....       6,336,000
                             Playtex Family Products
                               Corp., Sr. Sub. Notes,
B3                 6,400     9.00%, 12/15/03...       5,568,000

                                            See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)
                             Consumer Goods (cont'd.)
                             Revlon Consumer
                               Products Corp.,
                               Deb.,
                             10.875%,
B2            $    5,450       7/15/10.........  $    5,082,125
                             Sr. Notes,
NR                 5,000     9.375%, 4/1/01....       4,475,000
                             Sr. Sub. Notes,
B3                11,000     10.50%, 2/15/03...       9,845,000
                                                 --------------
                                                     66,268,430
                                                 --------------
                             Diversified Industries--3.9%
                             Envirodyne Industries, Inc.,
                               Sr. Notes,
B2                21,500     10.25%, 12/1/01...      15,050,000
                             Fairchild Corp.,
                               Sr. Notes,
B3                 3,400     12.25%, 3/15/96...       3,374,160
                             Sub. Deb.,
                             12.00%,
B3                 5,000       10/15/01........       4,500,000
                             Fairchild Industries, Inc.,
                               Sr. Sec'd. Notes,
B2                13,700     12.25%, 2/1/99....      13,426,000
                             IMO Industries,
                               Inc.,
                               Sr. Sub. Deb.,
B3                20,698     12.25%, 8/15/97...      20,698,000
B3                 5,750     12.00%, 11/1/01...       5,800,313
                             Interlake Corp.,
                               Sr. Sub. Deb.,
B3                23,625     12.125%, 3/1/02...      21,971,250
                             Jordan Industries,
                               Inc.,
                               Sr. Notes,
B3                27,000     10.375%, 8/1/03...      24,030,000
                             Sr. Sub. Disc.
                               Deb.,
                               Zero Coupon
                               (until 2/1/98),
Caa                4,500     11.75%, 8/1/05....       2,250,000
                             Kenetech Corp.,
                               Sr. Sec'd.
                               Notes,
                             12.75%,
B2                 8,750       12/15/02........       9,187,500
                             Lamson & Sessions
                               Co.,
                               Sr. Sub. Deb.,
B2            $    1,000     14.00%, 6/1/97....  $    1,010,000
                             MAXXAM Group,
                               Inc.,
                               Sr. Sec'd. Disc.
                               Notes,
                               Zero Coupon
                               (until 8/1/98),
B3                 2,000     12.25%, 8/1/03....       1,140,000
                             Newflo Corp.,
                               Sub. Notes,
                             13.25%,
B3                10,000       11/15/02........       9,850,000
                             Remington Arms,
                               Inc., Sr. Sub.
                               Notes,
                               (cost
                               $5,002,375;
                               purchased-1994)
B2                 5,800(D)  10.00%, 12/1/03...       4,872,000
                                                 --------------
                                                    137,159,223
                                                 --------------
                             Drugs & Health Care--4.4%
                             American Medical Int'l., Inc.,
                               Sr. Deb.,
Ba2                8,402     11.25%, 6/1/15....       8,822,100
                             Sr. Notes,
                             11.00%,
Ba2                5,425       10/15/00........       5,642,000
                             Charter Medical
                               Corp.,
                               Sr. Sub. Notes,
B2                39,950     11.25%, 4/15/04...      41,148,500
                             Community Health Systems,
                               Inc., Sr. Sub. Deb.,
                             10.25%,
B2                 3,000       11/30/03........       2,970,000
                             Continental Medical System,
                               Inc., Sr. Sub. Notes,
                             10.875%,
B2                27,500       8/15/02.........      22,137,500
                             Healthtrust, Inc.,
                               Sub. Notes,
B1                19,874     10.75%, 5/1/02....      21,116,125
                             OrNda Healthcorp,
                               Inc.,
                               Sr. Sub. Notes,
B2                39,440     12.25%, 5/15/02...      42,200,800
                             Surgical Health
                               Corp.,
                               Sr. Sub. Notes,
B3                 4,750     11.50%, 7/15/04...       4,750,000

                                            See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)
                             Drugs & Health Care (cont'd.)
                             Total Renal Care,
                               Inc.,
                               Sr. Disc. Notes,
                               Zero Coupon
                               (until 8/15/97),
B3            $    5,000@    12.00%, 8/15/04...  $    3,750,000
                                                 --------------
                                                    152,537,025
                                                 --------------
                             Energy--4.8%
                             Clark R&M Holdings, Inc.,
                               Sr. Sec'd. Notes, Ser. A,
                             Zero Coupon,
B1                20,000       2/15/00.........      11,400,000
                             Empire Gas Corp.,
                               Sr. Sec'd. Notes,
                               7.00% (until 7/15/99),
Caa               10,750@    10.00%, 7/15/04...       8,008,750
                             Falcon Drilling,
                               Inc.,
                               Sr. Notes,
B2                 8,250     9.75%, 1/15/01....       7,837,500
                             Forest Oil Corp.,
                               Sr. Sub. Notes,
B3                10,000     11.25%, 9/1/03....       8,850,000
                             Gulf Canada Resources, Ltd.,
                               Sr. Sub. Deb.,
B2                25,580     9.25%, 1/15/04....      23,469,650
                             Maxus Energy
                               Corp.,
                               Deb.
                             11.50%,
B1                 6,750       11/15/15........       6,210,000
                             Notes,
B1                15,000     9.375%, 11/1/03...      12,600,000
                             Mesa Capital
                               Corp.,
                               Sec'd. Disc.
                               Notes,
                               Zero Coupon
                               (until 6/30/95),
B3                58,601     12.75%, 6/30/98...      50,543,362
                             Nuevo Energy
                               Corp.,
                               Sr. Sub. Notes,
B3                 6,000     12.50%, 6/15/02...       6,150,000
                             Petroleum Heat &
                               Power, Inc.,
                               Sub. Deb.,
B2                 5,000     9.375%, 2/1/06....       4,200,000
                             Sub. Notes,
B2                 5,500     10.125%, 4/1/03...       5,005,000
                             Triton Energy
                               Corp.,
                               Sr. Sub. Disc.
                               Notes,
                               Zero Coupon
                               (until
                               12/15/96),
B1            $   13,000     9.75%, 12/15/00...  $    9,701,250
                             Wainoco Oil Corp.,
                               Sr. Notes,
B1                11,850     12.00%, 8/1/02....      12,087,000
                                                 --------------
                                                    166,062,512
                                                 --------------
                             Entertainment--0.2%
                             Imax Corp., Sr.
                               Notes,
NR                 5,000     7.00%, 3/1/01.....       4,175,000
                             Plitt Theatres,
                               Inc.,
                               Sr. Sub. Notes,
                             10.875%,
B3                 3,000       6/15/04.........       2,790,000
                                                 --------------
                                                      6,965,000
                                                 --------------
                             Financial Services--1.4%
                             Chartwell Reinsurance Corp.,
                               Sr. Notes,
Ba3                4,000     10.25%, 3/1/04....       3,520,000
                             Delaware
                               Management
                               Holdings, Inc.,
                               Sr. Sec'd.
                               Notes,
Ba3                5,100     10.25%, 3/15/04...       5,329,500
                             Lomas Mortgage USA, Inc.,
                               Sr. Notes,
B1                14,700     10.25%, 10/1/02...      12,201,000
                             Reliance Group
                               Holdings,
                               Inc., Sr. Sub.
                               Deb.,
B1                18,700     9.75%, 11/15/03...      16,362,500
                             Scotsman Group,
                               Inc.,
                               Sr. Sec'd.
                               Notes,
B1                13,250     9.50%, 12/15/00...      11,991,250
                                                 --------------
                                                     49,404,250
                                                 --------------
                             Food & Beverage--4.8%
                             Chiquita Brands Int'l., Inc.,
                               Sub. Notes,
B3                 2,225     11.50%, 6/1/01....       2,169,375
                             Del Monte Corp.,
                               Sub. Notes,
                               (cost
                               $16,653,992;
                               purchased-1993),
                             12.25%, 9/1/02,
NR                17,201(D)  PIK.............      15,996,930

                                            See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)

                             Food & Beverage (cont'd.)
                             Di Giorgio Corp.,
                               Sr. Notes,
B2            $    9,000     12.00%, 2/15/03...  $    8,640,000
                             Fresh Del Monte Produce,
                               N.V., Sr. Notes,
B1                18,050     10.00%, 5/1/03....      12,274,000
                             Heileman Acquisition Corp.,
                               Sr. Sub. Notes,
B3                13,421     9.625%, 1/31/04...       8,723,650
                             PF Acquisition
                               Corp.,
                               Sr. Sub. Notes,
                               (cost
                               $12,500,000;
                               purchased-1994)
B3                12,500(D)  12.75%, 2/1/05....      12,500,000
                             Pilgrim's Pride
                               Corp.,
                               Sr. Sub. Notes,
B3                10,000     10.875%, 8/1/03...       9,425,000
                             PM Holdings Corp.,
                               Sub. Notes,
                               Zero Coupon
                               (until 9/1/00),
NR                12,437@    11.50%, 9/1/05....       5,550,011
                             Premium Standard Farms L.P.,
                               Sr. Sec'd. Notes,
                               (cost $10,000,000;
                               purchased-1994)
NR                10,000(D)  12.25%, 6/15/04...      10,050,000
                             Sr. Sec'd. Disc. Notes,
                               (cost $27,730,698;
                               purchased-1993)
                               Zero Coupon
                               (until 9/15/96),
NR                34,627(D)  12.00%, 9/15/03...      27,701,600
                             Seven-Up/RC
                               Bottling Co.,
                               Sr. Sec'd.
                               Notes,
Caa               13,980     11.50%, 8/1/99....      11,743,200
                             Specialty Foods
                               Corp.,
                             Sr. Sec'd. Disc. Notes,
                               Zero Coupon
                               (until 8/15/99),
Caa                4,000     13.00%, 8/15/05...       1,610,000
                             Specialty Foods
                               Corp.,
                             Sr. Sub. Notes,
B3            $   18,850     11.25%, 8/15/03...  $   16,399,500
                             Sr. Unsec'd.
                               Notes,
B2                25,000     10.25%, 8/15/01...      22,250,000
                             White Rose Foods,
                               Inc.,
                               Sr. Notes,
                             Zero Coupon,
NR                 6,250       11/1/98.........       3,375,000
                                                 --------------
                                                    168,408,266
                                                 --------------
                             Leasing--0.1%
                             Tiphook Finance
                               Corp.,
                               Sr. Notes,
Caa                4,000     7.125%, 5/1/98....       2,920,000
                                                 --------------
                             Leisure & Tourism--2.2%
                             Bally's Grand,
                               Inc.,
                               First Mtge.
                               Notes,
                             10.375%,
NR                31,400       12/15/03........      27,318,000
                             Cinemark USA,
                               Inc.,
                               Sr. Notes,
B1                10,750     12.00%, 6/1/02....      11,180,000
                             Four Seasons Hotels, Inc.,
                               Notes,
                               (cost $10,793,500;
                               purchased-1994)
B1                11,300(D)  9.125%, 7/1/00....      10,509,000
                             Host Marriott
                               Corp.,
                               Sr. Notes,
B1                 8,498     10.625%, 2/1/00...       8,498,000
                             Host Marriott Hospitality,
                               Inc., Sr. Notes,
                             10.875%,
B1                 5,236       11/1/01.........       5,314,540
B1                 1,312     10.50%, 5/1/06....       1,305,440
                             John Q Hammonds Hotels,
                               First Mtge. Notes,
B1                 1,750     8.875%, 2/15/04...       1,513,750
                             Kloster Cruise
                               Ltd.,
                               Sr. Sec'd.
                               Notes,
B2                 5,000     13.00%, 5/1/03....       4,500,000
                             Red Roof Inns,
                               Inc.,
                               Sr. Notes,
                             9.625%,
B3                 8,500       12/15/03........       7,820,000
                                                 --------------
                                                     77,958,730
                                                 --------------

                                            See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)
                             Miscellaneous Services--0.6%
                             Americold Corp.,
                               First Mtge. Bonds, Ser. B,
B2            $   10,000     11.50%, 3/1/05....  $    9,000,000
                             Clean Harbors,
                               Inc.,
                               Sr. Notes,
B2                 5,000     12.50%, 5/15/01...       4,787,500
                             L A Petite Holdings Corp.,
                               Sr. Sec'd. Notes,
B3                 5,565     9.625%, 8/1/01....       5,203,275
                             Solon Automated Services,
                               Inc., Sr. Notes,
B1                 3,000     12.75%, 7/15/01...       2,850,000
                                                 --------------
                                                     21,840,775
                                                 --------------
                             Paper & Forest Products--7.5%
                             Container Corp.,
                               Sr. Notes, Ser.
                               A,
B2                23,500     11.25%, 5/1/04....      24,087,500
                             Domtar, Inc.,
                               Notes,
Ba1               18,300     12.00%, 4/15/01...      19,032,000
                             Sr. Notes,
Ba1                  500     11.75%, 3/15/99...         513,750
                             Foamex L.P., Sr.
                               Notes,
B1                13,500     11.25%, 10/1/02...      12,825,000
                             Fort Howard Paper Corp.,
                               Jr. Sub. Deb.,
                             14.125%,
B3                27,250       11/1/04.........      27,454,375
                             Sr. Sub. Notes,
B2                10,300     9.00%, 2/1/06.....       8,858,000
                             Sub. Deb.,
                             12.625%,
B2                10,200       11/1/00.........      10,506,000
                             Gaylord Container Corp.,
                               Sr. Notes,
B3                 3,750     11.50%, 5/15/01...       3,862,500
                             Sr. Sub. Disc.
                               Deb.,
                               Zero Coupon
                             (until 5/15/96),
                               12.75%,
Caa               12,000       5/15/05.........      10,620,000
                             Indah Kiat Int'l. Finance Co.,
                               Sr. Sec'd. Notes, Ser. C,
Ba3               11,000     12.50%, 6/15/06...      10,697,500
                             Ivex Holdings
                               Corp.,
                               Sr. Disc. Deb.,
                               Ser. B,
                               Zero Coupon
                               (until 3/15/00),
Caa           $   10,500     13.25%, 3/15/05...  $    4,200,000
                             Ivex Packaging
                               Corp.,
                               Sr. Sub. Notes,
                             12.50%,
B3                12,000       12/15/02........      11,940,000
                             Malette, Inc.,
                               Sr. Sec'd.
                               Notes,
Ba3                9,500     12.25%, 7/15/04...       9,595,000
                             Pacific Lumber
                               Co.,
                               Sr. Notes,
B3                23,923     10.50%, 3/1/03....      22,248,390
                             SD Warren Co.,
                               Sr. Sub. Notes,
                               (cost
                               $15,000,000;
                               purchased-1994),
                             12.00%,
B1                15,000(D)/@  12/15/04........      15,337,500
                             Seminole Kraft
                               Corp.,
                               Sub. Notes,
                             13.50%,
NR                 2,399       10/15/96........       2,399,000
                             Stone Consolidated, Inc.,
                               Sr. Sub. Notes,
                             10.25%,
B1                17,000       12/15/00........      16,745,000
                             Stone Container
                               Corp.,
                               Sr. Notes,
                             11.875%,
B1                15,272       12/1/98.........      15,806,520
B1                35,500     9.875%, 2/1/01....      33,370,000
                                                 --------------
                                                    260,098,035
                                                 --------------
                             Plastic Products--0.8%
                             Applied Extrusion
                               Technology,
                               Inc.,
                               Sr. Notes, Ser.
                               B,
B3                14,500     11.50%, 4/1/02....      14,355,000
                             Plastic Specialty
                               &
                               Technology,
                               Inc.,
                               Sr. Notes,
B3                12,000     11.25%, 12/1/03...      10,560,000
                             Uniroyal Technology Corp.,
                               Notes,
B2                 4,000     11.75%, 6/1/03....       3,240,000
                                                 --------------
                                                     28,155,000
                                                 --------------

                                             See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)
                             Pollution Control--0.3%
                             ICF Kaiser Int'l.,
                               Inc.,
                               Sr. Sub. Notes,
                             12.00%,
B3            $   12,000       12/31/03........  $   10,320,000
                                                 --------------
                             Publishing--3.6%
                             Affiliated
                               Newspapers,
                               Sr. Disc. Notes,
                               Zero Coupon
                               (until 7/1/99),
B3                17,000@    13.25%, 7/1/06....       8,670,000
                             Affinity Group,
                               Inc.,
                               Sr. Sub. Notes,
                             11.50%,
B2                 8,400       10/15/03........       8,190,000
                             American Media
                               Operations,
                               Inc.,
                               Sr. Sub. Notes,
                             11.625%,
B1                 9,000       11/15/04........       9,225,000
                             Bell & Howell Co., Deb.,
                               Zero Coupon
                               (until 3/1/00),
B3                49,035     11.25%, 3/1/05....      23,904,562
                             Big Flower Press,
                               Inc.,
                               Sr. Sub. Notes,
B3                12,500     10.75%, 8/1/03....      11,625,000
                             Garden State Newspapers,
                               Sr. Sub. Notes,
B2                10,000     12.00%, 7/1/04....      10,000,000
                             Mail-Well Envelope Corp.,
                               Sr. Sub. Notes,
B3                 8,500     10.50%, 2/15/04...       7,395,000
                             Marvel Holdings,
                               Inc.,
                               Sr. Notes,
                             Zero Coupon,
B3                25,750       4/15/98.........      15,836,250
                             Neodata Services,
                               Inc.,
                               Sr. Def'd.
                               Notes,
                               Zero Coupon
                               (until 5/1/96),
                             12.00%, 5/1/03,
B3                14,500       Ser. B..........      11,310,000
                             Sullivan Graphics,
                               Inc.,
                               Sr. Sub. Notes,
Ca                 9,500     15.00%, 2/1/00....      10,070,000
                             Williamhouse
                               Regency
                               Delaware, Inc.,
                               Sr. Sub. Deb.,
B2            $   11,000     11.50%, 6/15/05...  $   10,120,000
                                                 --------------
                                                    126,345,812
                                                 --------------
                             Restaurants--2.3%
                             Carrols Corp., Sr.
                               Notes,
B3                 4,500     11.50%, 8/15/03...       4,140,000
                             Family Restaurants, Inc.,
                               Sr. Notes,
B1                16,000     9.75%, 2/1/02.....      12,560,000
                             Sr. Sub. Disc.
                               Notes,
                               Zero Coupon
                               (until 2/1/97),
B3                35,000     10.875%, 2/1/04...      18,550,000
                             Flagstar Corp.,
                               Sr. Notes,
B2                31,200     10.75%, 9/15/01...      29,250,000
                             10.875%,
B2                   300       12/1/02.........         279,000
                             Sr. Sub. Deb.,
Caa               18,500     11.25%, 11/1/04...      15,262,500
                                                 --------------
                                                     80,041,500
                                                 --------------
                             Retail--5.7%
                             Apparel Retailers,
                               Inc.,
                               Sr. Disc. Deb.,
                               Zero Coupon
                               (until 8/15/98),
Caa               19,250     12.75%, 8/15/05...      10,780,000
                             Barnes & Noble,
                               Inc.,
                               Sr. Sub. Notes,
                             11.875%,
B2                17,400       1/15/03.........      18,618,000
                             Bradlees, Inc.,
                               Sr. Sub. Notes,
B2                16,800     11.00%, 8/1/02....      15,288,000
B2                 5,650     9.25%, 3/1/03.....       4,661,250
                             Brylane L.P.,
                               Sr. Sub. Notes,
B2                10,000     10.00%, 9/1/03....       9,800,000
                             Cole National
                               Corp.,
                               Sr. Notes,
B1                18,600     11.25%, 10/1/01...      17,484,000

                                             See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)
                             Retail (cont'd.)
                             Color Tile, Inc.,
                               Sr. Notes,
                             10.75%,
B2            $   20,000       12/15/01........  $   17,600,000
                             Federated
                               Department
                               Stores, Inc.,
                               Sr. Notes, Ser.
                               B,
NR                10,000#    11.29%, 6/30/02...      10,087,500
                             Hills Stores Co.,
                               Sr. Notes,
NR                19,500     10.25%, 9/30/03...      18,135,000
                             Musicland Group,
                               Inc.,
                               Sr. Sub. Notes,
B1                 3,000     9.00%, 6/15/03....       2,490,000
                             Orchard Supply
                               Corp.,
                               Sr. Notes,
B2                 8,000     9.375%, 2/15/02...       6,640,000
                             Pier 1 Imports,
                               Inc.,
                               Sub. Deb.,
B1                 1,797     11.50%, 7/15/03...       1,850,910
                             Specialty
                               Retailers, Inc.,
                               Sr. Sub. Notes,
B3                 9,040     11.00%, 8/15/03...       8,136,000
                             Thrifty Payless,
                               Inc.,
                               Sr. Notes,
B2                22,000@    11.75%, 4/15/03...      21,560,000
                             Sr. Sub. Notes,
B3                22,000     12.25%, 4/15/04...      22,440,000
                             Wherehouse Entertainment, Inc.,
                               Sr. Sub. Notes, Ser. B,
B3                 5,250     13.00%, 8/1/02....       2,625,000
                             Wickes Lumber Co.,
                               Sr. Sub. Disc.
                               Notes,
                             11.625%,
B3                10,000       12/15/03........       9,700,000
                                                 --------------
                                                    197,895,660
                                                 --------------
                             Steel & Metals--6.2%
                             Envirosource,
                               Inc.,
                               Sr. Notes,
B3                14,725     9.75%, 6/15/03....      12,663,500
                             Florida Steel
                               Corp.,
                               First Mtge.
                               Notes,
                             11.50%,
Ba3                6,050       12/15/00........       5,929,000
                             Geneva Steel Co.,
                               Sr. Notes,
                             11.125%,
B1            $    6,000       3/15/01.........  $    5,640,000
B1                10,500     9.50%, 1/15/04....       8,872,500
                             GS Technologies
                               Operating, Inc.,
                               Sr. Notes,
B2                 8,250     12.00%, 9/1/04....       8,146,875
                             Horsehead Industries, Inc.,
                               Sr. Sub. Ext. Reset Notes,
B1                 9,472     15.75%, 6/1/97....       9,756,160
                             Sub. Notes,
B2                10,000     14.00%, 6/1/99....       9,900,000
                             Kaiser Aluminum &
                               Chemical Corp.,
                               Sr. Notes,
B1                18,750     9.875%, 2/15/02...      17,203,125
                             Sr. Sub. Notes,
B2                21,850     12.75%, 2/1/03....      22,013,875
                             Republic Engineered Steels,
                               Inc., First Mtge. Bonds,
                             9.875%,
B2                18,650       12/15/01........      16,878,250
                             Sherritt, Inc.,
                               Deb.,
B1                24,000     10.50%, 3/31/14...      23,130,000
                             Silgan Corp.,
                               Sr. Sub. Deb.,
B3                11,695     11.75%, 6/15/02...      12,104,325
                             Silgan Holdings,
                               Inc.,
                               Sr. Disc. Deb.,
                               Zero Coupon
                               (until 6/15/96),
B3                26,865     13.25% 12/15/02...      22,566,600
                             Tubos De Acero De
                               Mexico S A,
                               Unsec'd. Notes,
                               (cost
                               $4,987,500;
                               purchased-1994),
NR                 5,000(D)  13.75%, 12/8/99...       4,900,000
                             WCI Steel, Inc.,
                               Sr. Notes,
B1                15,000     10.50%, 3/1/02....      14,400,000
                             Wheeling Pittsburgh Corp.,
                               Sr. Notes,
                             9.375%,
B1                25,000       11/15/03........      21,250,000
                                                 --------------
                                                    215,354,210
                                                 --------------

                                             See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)
                             Supermarkets--6.4%
                             Farm Fresh, Inc.,
                               Sr. Notes,
B2            $   12,750     12.25%, 10/1/00...  $   11,092,500
B2                 1,250     12.25%, 10/1/00...       1,075,000
                             Food 4 Less Super-
                               markets, Inc.,
                               Sr. Disc. Notes,
                               Ser. B,
                               Zero Coupon
                               (until
                               12/15/97),
                             15.25%,
Caa               13,000       12/15/04........       9,620,000
                             Sr. Notes,
B1                 9,245     10.45%, 4/15/00...       9,060,100
                             Sr. Sub. Notes,
B3                 4,950     13.75%, 6/15/01...       5,370,750
                             Grand Union Co.**,
                               Sr. Notes,
                             11.375%,
B2                14,300(DD)   2/15/99.........     12,727,000
B3                 8,200(DD) 11.25%, 7/15/00...      7,298,000
                             Pathmark Stores,
                               Inc.,
                               Jr. Sub. Notes,
                               Zero Coupon
                               (until 11/1/99),
B3                19,400     10.75%, 11/1/03...       9,894,000
                             Sr. Sub. Notes,
B2                28,488     9.625%, 5/1/03....      25,354,320
                             Sub. Notes,
                             11.625%,
B3                21,500       6/15/02.........      20,640,000
                             12.625%,
B3                10,500       6/15/02.........      10,500,000
                             Penn Traffic Co.,
                               Sr. Sub. Notes,
B2                24,400     9.625%, 4/15/05...      21,228,000
                             Pueblo Xtra
                               Int'l., Inc.,
                               Sr. Notes,
B2                19,605     9.50%, 8/1/03.....      16,468,200
                             Ralphs Grocery
                               Co.,
                               Sr. Sub. Notes,
B2                26,732     10.25%, 7/15/02...      26,264,190
B2                15,000     9.00%, 4/1/03.....      14,550,000
                             Smittys Super Value, Inc.,
                               Sr. Sub. Notes,
                               (cost $4,500,000;
                               purchased-1994)
NR                 4,500(D)/@ 12.75%, 6/15/04...      4,415,625
                             Southland Corp.,
                               Sr. Sub. Deb.,
B2            $   10,000     12.00%, 6/15/09...  $    9,800,000
                             Star Markets Co.,
                               Sr. Sub. Notes,
                               (cost
                               $6,000,000;
                               purchased-1994)
                             13.00%,
B3                 6,000(D)    11/1/04,........       6,105,000
                                                 --------------
                                                    221,462,685
                                                 --------------
                             Technology--0.7%
                             Berg Electronics,
                               Inc.,
                               Sr. Sub. Deb.,
B3                 2,500     11.375%, 5/1/03...       2,481,250
                             Unisys Corp.,
                               Notes,
Ba3               12,350     13.50%, 7/1/97....      13,214,500
                             Waters Corp.,
                               Sr. Sub. Notes,
B3                 9,000     12.75%, 9/30/04...       9,045,000
                                                 --------------
                                                     24,740,750
                                                 --------------
                             Telecommunications--1.8%
                             Call-Net Enterprises, Inc.,
                               Sr. Disc. Notes,
                               Zero Coupon
                               (until 12/1/99),
B2                18,000     13.25%, 12/1/04...       9,405,000
                             Cencall Communica-
                               tions Corp.,
                               Sr. Disc. Notes,
                               Zero Coupon
                               (until 1/15/99),
Caa               24,000     13.25%, 1/15/04...       8,400,000
                             Dial Call Communications,
                               Inc., Sr. Disc. Notes,
                               Zero Coupon
                               (until 12/15/98),
                             10.25%,
Caa                4,250       12/15/05........       1,232,500
                             Mobilemedia Commu-
                               nications, Inc.,
                               Sr. Notes,
                             Zero Coupon
                               (until 12/1/98),
                               10.50%,
B3                21,000       12/1/03.........      11,970,000

                                             See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

  Moody's     Principal
   Rating       Amount                                Value
(Unaudited)     (000)           Description          (Note 1)
                             Telecommunications (cont'd.)
                             Nextel Communications,
                               Inc., Sr. Disc. Notes,
                               Zero Coupon
                               (until 9/1/98),
B3            $   18,620     11.50%, 9/1/03....  $    7,261,800
                             Zero Coupon
                               (until 2/15/99),
B3                16,000     9.75%, 8/15/04....       5,600,000
                             Pricellular Wireless Corp.,
                             Sr. Sub. Disc.
                               Notes,
                               (cost
                               $9,142,607;
                               purchased-1994),
                               Zero Coupon
                               (until
                               11/15/97),
                               14.00%,
Caa               13,500(D)  11/15/01........       8,910,000
                             USA Mobile
                               Communications,
                               Inc., Sr. Notes,
B3                 8,000     14.00%, 11/1/04...       8,160,000
                                                 --------------
                                                     60,939,300
                                                 --------------
                             Textiles--1.9%
                             CMI Industries,
                               Inc.,
                               Sr. Sub. Notes,
B1                12,970     9.50%, 10/1/03....      10,765,100
                             Dan River, Inc.,
                               Sr. Sub. Notes,
                             10.125%,
B3                12,000       12/15/03........      10,800,000
                             Forstmann Textiles, Inc.,
                               Sr. Sub. Notes,
B3                10,633     14.75%, 4/15/99...      10,951,475
                             JPS Textile Group, Inc.,
                               Sr. Sub. Disc. Notes,
Caa                4,531     10.85%, 6/1/99....       2,786,565
                             Sr. Sub. Notes,
Caa                3,771     10.25%, 6/1/99....       2,319,164
                             Westpoint Stevens, Inc.,
                               Sr. Sub. Deb.,
                             9.375%,
B3                31,850       12/15/05........      28,824,250
                                                 --------------
                                                     66,446,554
                                                 --------------
                             Transportation/Trucking/
                               Shipping--1.8%
                             Great Dane
                               Holdings, Inc.,
                               Sr. Sub. Notes,
Caa           $   19,750     12.75%, 8/1/01....  $   19,552,500
                             Moran Transport
                               Co.,
                             Gtd. First Mtge.
                               Notes, Ser. B,
NR                 4,000     11.75%, 7/15/04...       3,780,000
                             OMI Corp., Sr.
                               Notes,
B3                14,500     10.25%, 11/1/03...      12,470,000
                             TNT Transport,
                               Sr. Notes,
B1                10,000     11.50%, 4/15/04...       9,937,500
                             Transtar Holdings
                               L.P.,
                               Sr. Disc. Notes,
                               Zero Coupon
                               (until
                               12/15/99),
                             13.375%,
B-*               21,308       12/15/03........      11,026,890
                             Trism, Inc.,
                               Sr. Sub. Notes,
                             10.75%,
B2                 5,250       12/15/00........       4,987,500
                                                 --------------
                                                     61,754,390
                                                 --------------
                             Total bonds
                               (cost
                              $3,554,622,839)..   3,277,240,808
                                                 --------------
                Shares       Preferred Stocks--0.7%
             ----------
                             Color Tile, Inc.
                               $13.00
                               (cost
                               $5,000,000;
                             purchased-1992)...       5,000,000
                 200,000(D)
                             Color Tile, Inc.,
                               $14.50, Sr.
                               Cum.............       3,360,000
                  20,000(DD)   Premium Standard
                               Farms, $12.50
                               (cost
                               $1,834,000;
                             purchased-1992)...       1,907,360
                  18,340(D)/(DD) Republic
                               Engineered
                               Steels, Inc.,
                               (cost
                               $2,593,264;
                             purchased-1994)...       2,636,564
                 234,361(D)    Riggs National
                               Corp., $10.75...       5,493,880
                 224,240

                                             See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.

                                                      Value
   Shares                        Description         (Note 1)

                Preferred Stocks (cont'd.)
    120,000(D)/(DD)  SD Warren Co., $14.00
                (cost $3,000,000;
                purchased-1994).................  $    3,120,000
    443,487     UDC Homes, Inc..................       1,108,718
                West Federal Holdings, Inc.,
     81,631(D)/(DD) Cum. Sr. Pfd.,
                $15.50 (cost $8,000,000;
                purchased-1988).................             816
     26,078(D)/(DD) Sr. Pfd., Ser A, $15.50
                (cost $674,047;
                purchased-1990).................             261
                                                  --------------
                Total preferred stocks
                (cost $35,490,075)..............      22,627,599
                                                  --------------
                Common StocksDD--0.2%
     72,580(D)  Dr. Pepper Bottling Co., Cl. A,
                (cost $65,322;
                purchased-1992).................         254,030
    428,333     EnviroSource, Inc...............       1,418,853
     62,162     Gaylord Container Corp., Cl.
                A...............................         567,228
    323,881     Mayflower Group, Inc............       2,914,929
     31,559(D)  Peachtree Cable Assn., Ltd.,
                (cost $315,590;
                purchased-1986).................         307,700
     60,000     Specialty Foods Acquisition
                Corp............................          45,000
  1,122,335     Triton Group Ltd................       1,753,648
                                                  --------------
                Total common stocks
                (cost $15,822,661)..............       7,261,388
                                                  --------------
 Warrants       Warrants(DD)--0.2%
-----------
      2,000     Apparel Ventures, Inc.,
                expiring 12/15/00...............          90,000
     22,841     Casino America, Inc.,
                expiring 11/15/96...............          11,421
     81,000     Casino Magic Corp.,
                expiring 10/14/96...............           4,050
     14,273(D)  Dial Call Communications, Inc.,
                (cost $0; purchased-1993)
                expiring 12/15/05...............          17,841
    742,254     Gaylord Container Corp.,
                expiring 7/31/96................       5,381,342
     57,600     ICF Kaiser Int'l., Inc.,
                expiring 12/31/96...............  $       57,600
     70,000     Southdown, Inc.,
                expiring 10/15/96...............         280,000
                                                  --------------
                Total warrants
                (cost $667,527).................       5,842,254
                                                  --------------
                Total long-term investments
                (cost $3,606,603,102)...........   3,312,972,049
                                                  --------------
 Principal      SHORT-TERM INVESTMENTS--3.5%
  Amount
   (000)
-----------
                Time Deposits--3.5%
                Chemical Bank NA,
$    73,779     6.25%, 1/3/95...................      73,779,000
                Mitsubishi Bank, Ltd.,
     46,399     7.00%, 1/3/95...................      46,399,000
                                                  --------------
                (cost $120,178,000).............     120,178,000
                                                  --------------
                Total Investments--98.7%
                (cost $3,726,781,102; Note 4)...   3,433,150,049
                Other assets in excess
                of liabilities--1.3%............      44,467,918
                                                  --------------
                Net Assets--100%................  $3,477,617,967
                                                  --------------
                                                  --------------

---------------
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
     * Standard & Poor's rating.
    ** Issuer is in default of January 15, 1995 and February 15, 1995 interest payments.
   (D) Indicates a restricted security; the aggregate cost of such securities is $162,982,271. The aggregate value ($153,938,318) is approximately 4.4% of net assets.
(D)(D) Non-income producing securities.
     # Indicates a when-issued security.
 L.P.--Limited Partnership.
@ Consists of more than one class of securities traded together as a unit;
  generally bonds with attached stock or warrants.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
                                             See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.
 Statement of Assets and Liabilities

Assets                                                                                   December 31, 1994
                                                                                         -----------------
Investments, at value (cost $3,726,781,102)...........................................    $ 3,433,150,049
Cash..................................................................................            557,025
Interest receivable...................................................................         76,477,787
Receivable for investments sold.......................................................         13,772,083
Receivable for Fund shares sold.......................................................          4,973,949
Other assets..........................................................................             92,597
                                                                                         -----------------
    Total assets......................................................................      3,529,023,490
                                                                                         -----------------
Liabilities
Payable for Fund shares reacquired....................................................         29,078,798
Payable for investments purchased.....................................................         15,648,583
Due to Distributor....................................................................          2,123,284
Dividends payable.....................................................................          1,873,410
Accrued expenses......................................................................          1,443,586
Due to Manager........................................................................          1,237,862
                                                                                         -----------------
    Total liabilities.................................................................         51,405,523
                                                                                         -----------------
Net Assets............................................................................    $ 3,477,617,967
                                                                                         -----------------
                                                                                         -----------------
Net assets were comprised of:
  Common stock, at par................................................................    $     4,532,568
  Paid-in capital in excess of par....................................................      4,343,639,953
                                                                                         -----------------
                                                                                            4,348,172,521
  Undistributed net investment income.................................................          5,909,907
  Accumulated net realized loss on investments........................................       (582,833,408)
  Net unrealized depreciation of investments..........................................       (293,631,053)
                                                                                         -----------------
  Net assets, December 31, 1994.......................................................    $ 3,477,617,967
                                                                                         -----------------
                                                                                         -----------------
Class A:
  Net asset value and redemption price per share
    ($161,434,887 / 21,011,095 shares of common stock issued and outstanding).........              $7.68
  Maximum sales charge (4% of offering price).........................................                .32
                                                                                         -----------------
  Maximum offering price to public....................................................              $8.00
                                                                                         -----------------
                                                                                         -----------------
Class B:
  Net asset value, offering price and redemption price per share
    ($3,311,323,471 / 431,612,306 shares of common stock issued and outstanding)......              $7.67
                                                                                         -----------------
                                                                                         -----------------
Class C:
  Net asset value, offering price and redemption price per share
    ($4,859,609 / 633,429 shares of common stock issued and outstanding)..............              $7.67
                                                                                         -----------------
                                                                                         -----------------

See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Operations

                                           Year Ended
Net Investment Income                   December 31, 1994
                                        -----------------
Income
  Interest............................    $   394,251,049
  Dividends...........................          3,933,771
                                        -----------------
    Total income......................        398,184,820
                                        -----------------
Expenses
Distribution fee--Class A.............            248,276
Distribution fee--Class B.............         26,750,316
Distribution fee--Class C.............              8,870
Management fee........................         15,562,791
Transfer agent's fees and expenses....          4,642,000
Reports to shareholders...............          1,505,000
Franchise taxes.......................            735,000
Custodian's fees and expenses.........            539,000
Registration fees.....................            141,000
Insurance expense.....................             90,000
Legal fees............................             75,000
Audit fee.............................             66,000
Directors' fees.......................             45,200
Miscellaneous.........................             56,896
                                        -----------------
    Total operating expenses..........         50,465,349
Loan commitment fees (Note 2).........            187,500
                                        -----------------
    Total expenses....................         50,652,849
                                        -----------------
Net investment income.................        347,531,971
                                        -----------------
Realized and Unrealized
Loss on Investments
Net realized loss on investment
  transactions........................        (17,213,168)
Net change in unrealized depreciation
  of
  investments.........................       (437,098,902)
                                        -----------------
Net loss on investments...............       (454,312,070)
                                        -----------------
Net Decrease in Net Assets
Resulting from Operations.............    $  (106,780,099)
                                        -----------------
                                        -----------------

PRUDENTIAL HIGH YIELD FUND, INC.
 Statement of Changes in Net Assets

                             Year Ended December 31,
Increase (Decrease)      -------------------------------
in Net Assets                 1994             1993
                         --------------   --------------
Operations
Net investment
  income...............  $  347,531,971   $  331,613,772
Net realized gain
  (loss) on
  investment
  transactions.........     (17,213,168)     133,427,257
Net change in
  unrealized
  appreciation/depreciation
  of investments.......    (437,098,902)      67,689,568
                         --------------   --------------
Net increase (decrease)
  in net assets
  resulting from
  operations...........    (106,780,099)     532,730,597
                         --------------   --------------
Net equalization
  credits..............          53,408        1,248,705
                         --------------   --------------
Dividends and distributions (Note 1)
  Dividends from net
    investment income
    Class A............     (16,316,609)     (14,769,464)
    Class B............    (331,100,240)    (316,844,308)
    Class C............        (115,122)              --
                         --------------   --------------
                           (347,531,971)    (331,613,772)
                         --------------   --------------
  Dividends in excess
    of net investment
    income
    Class A............        (381,078)        (186,125)
    Class B............      (9,346,220)      (3,992,885)
    Class C............          (3,979)              --
                         --------------   --------------
                             (9,731,277)      (4,179,010)
                         --------------   --------------
Fund share transactions
(Note 5)
  Net proceeds from
    shares
    issued.............   1,151,307,757    1,608,810,431
  Net asset value of
    shares
    issued to
    shareholders in
    reinvestment of
    dividends and
    distributions......     169,199,573      159,560,823
  Cost of shares
    reacquired.........  (1,294,875,001)  (1,044,468,067)
                         --------------   --------------
  Increase in net
    assets from Fund
    share
    transactions.......      25,632,329      723,903,187
                         --------------   --------------
Total increase
(decrease).............    (438,357,610)     922,089,707
Net Assets
Beginning of year......   3,915,975,577    2,993,885,870
                         --------------   --------------
End of year............  $3,477,617,967   $3,915,975,577
                         --------------   --------------
                         --------------   --------------

See Notes to Financial Statements.        See Notes to Financial Statements.

PRUDENTIAL HIGH YIELD FUND, INC.
 Notes to Financial Statements
   Prudential High Yield Fund, Inc. (the ``Fund''), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund's investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e. high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer's inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting            The following is a summary
Policies                      of significant accounting poli-
                              cies followed by the Fund in the preparation of
its financial statements.
Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the mean between the bid and asked prices provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.
   Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.
   In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest and, to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (``restricted securities''). Certain issues of restricted securities held by the Fund at December 31, 1994 include registration rights under which the Fund may demand registration by the issuer, some of which are currently under contract to be registered. Restricted securities are valued pursuant to the valuation procedures noted above.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes original issue discounts as adjustments to interest income. Income from payment in kind bonds is recorded daily based on an effective interest method.
   Net investment income, (other than distribution fees), and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.
Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.
   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount and wash sales.

Equalization: The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Fund's shares. Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $2,891,897, increase accumulated net realized loss on investments by $2,866,418 and decrease paid-in capital by $25,479. This was primarily the result of market discount incurred for the year ended December 31, 1994. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements            The Fund has a management
                              agreement with Prudential Mutual Fund Management,
Inc. (``PMF''). Pursuant to this agreement PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
   The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets up to $250 million,
 .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and
 .35% of the Fund's average daily net assets in excess of $3 billion.
   The Fund has distribution agreements with Prudential Mutual Fund
Distributors, Inc. (``PMFD''), which acts as the distributor of the Class A shares of the Fund, and with Prudential Securities Incorporated (``PSI''), which acts as distributor of the Class B and Class C shares of the Fund (collectively the ``Distributors''). The Fund compensates the Distributors for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the ``Class A, B and C Plans''), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.
   On July 19, 1994, shareholders of the Fund approved amendments to the Class A and Class B distribution plans under which the distribution plans became compensation plans, effective August 1, 1994. Prior thereto, the distribution plans were reimbursement plans, under which PMFD and PSI were reimbursed for expenses actually incurred by them up to the amount permitted under the Class A and Class B Plans, respectively. The Fund is not obligated to pay any prior or future excess distribution costs (costs incurred by the Distributors in excess of distribution fees paid by the Fund or contingent deferred sales charges received by the Distributors). The rate of the distribution fees charged to Class A and Class B shares of the Fund did not change under the amended plans of distribution. The Fund began offering Class C shares on August 1, 1994.
   Pursuant to the Class A, B and C Plans, the Fund compensates the Distributors for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .15 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the fiscal year ended December 31, 1994.
   PMFD has advised the Fund that it has received approximately $1,162,700 in front-end sales charges resulting from sales of Class A shares during the fiscal year ended December 31, 1994. From these fees, PMFD paid such sales charges to dealers (PSI and Prusec) which in turn paid commissions to salespersons.
   PSI has advised the Fund that for the fiscal year ended December 31, 1994, it received approximately $7,028,300 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
   PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.
   The Fund has entered into a credit agreement (the ``Agreement'') with State Street Bank and Trust Co. with a maximum commitment under the Agreement of $75,000,000 which expires on December 2, 1995. Interest on any such borrowings outstanding will be at market rates. The Fund has not borrowed any monies pursuant to the Agreement but has paid commitment fees at an annual rate of .25 of 1% on the $75,000,000 (unused portion of the credit facility).

Note 3. Other                 Prudential Mutual Fund Ser-
Transactions                  vices Inc. (``PMFS''), a
with Affiliates               wholly-owned subsidiary of
                              PMF, serves as the Fund's transfer agent and
during the year ended December 31, 1994, the Fund incurred fees of approximately $3,484,000 for the services of PMFS. As of December 31, 1994, $283,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Portfolio             Purchases and sales of invest-
Securities                    ment securities, other than
                              short-term investments, for the year ended
December 31, 1994 were $2,645,518,074 and $2,642,120,439, respectively.
   The federal income tax basis of the Fund's investments, including short-term investments, as of December 31, 1994 was $3,728,084,787; accordingly, net unrealized depreciation for federal income tax purposes was $294,934,738 (gross unrealized appreciation--$23,985,623; gross unrealized depreciation--$318,920,361).
   For federal income tax purposes, the Fund has a capital loss carryforward as of December 31, 1994 of approximately $548,496,700 of which $34,055,200 expires in 1997, $326,104,800 expires in 1998, $77,895,200 expires in 1999 and
$110,441,500 expires in 2000. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.
   The Fund will elect to treat net capital losses of approximately $33,033,000 incurred in the two month period ended December 31, 1994 as having been incurred in the following fiscal year.

Note 5. Capital               The Fund offers Class A,
                              Class B and Class C shares. Class A shares are
sold with a front-end sales charge of up to 4.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase commencing in or about February 1995.
   The Fund has 1.5 billion shares of $.01 par value common stock authorized; designated 375 million of Class A shares, 750 million of Class B shares, and 375 million of Class C shares.
   Transactions in shares of common stock were as follows:

Class A                         Shares           Amount
--------------------------   ------------    --------------
Year ended December 31,
  1994:
Shares sold...............     19,908,158    $  161,976,895
Shares issued in reinvest-
  ment of dividends and
  distributions...........      1,113,364         9,044,345
Shares reacquired.........    (19,711,310)     (160,632,506)
                             ------------    --------------
Net increase in shares
  outstanding.............      1,310,212    $   10,388,734
                             ------------    --------------
                             ------------    --------------
Year ended December 31,
  1993:
Shares sold...............     18,365,837    $  156,524,638
Shares issued in reinvest-
  ment of dividends and
  distributions...........        977,024         8,361,257
Shares reacquired.........    (12,601,264)     (107,709,836)
                             ------------    --------------
Net increase in shares
  outstanding.............      6,741,597    $   57,176,059
                             ------------    --------------
                             ------------    --------------
Class B
--------------------------
Year ended December 31,
  1994:
Shares sold...............    118,792,264    $  983,331,141
Shares issued in reinvest-
  ment of dividends and
  distributions...........     19,713,254       160,105,285
Shares reacquired.........   (138,058,355)   (1,133,205,930)
                             ------------    --------------
Net increase in shares
  outstanding.............        447,163    $   10,230,496
                             ------------    --------------
                             ------------    --------------
Year ended December 31,
  1993:
Shares sold...............    170,594,560    $1,452,285,793
Shares issued in reinvest-
  ment of dividends and
  distributions...........     17,695,392       151,199,566
Shares reacquired.........   (109,825,578)     (936,758,231)
                             ------------    --------------
Net increase in shares
  outstanding.............     78,464,374    $  666,727,128
                             ------------    --------------
                             ------------    --------------
Class C
--------------------------
August 1, 1994* through
  December 31, 1994:
Shares sold...............        757,753    $    5,999,721
Shares issued in reinvest-
  ment of dividends.......          6,428            49,943
Shares reacquired.........       (130,752)       (1,036,565)
                             ------------    --------------
Net increase in shares
  outstanding.............        633,429    $    5,013,099
                             ------------    --------------
                             ------------    --------------

---------------
*Commencement of offering of Class C shares.

PRUDENTIAL HIGH YIELD FUND, INC.
 Financial Highlights

                                                Class A                                           Class B
                        -------------------------------------------------------    -------------------------------------
                                                                   January 22,
                                                                     1990D
                                Year Ended December 31,              through              Year Ended December 31,
                        ----------------------------------------   December 31,    -------------------------------------
                          1994       1993       1992      1991         1990           1994         1993          1992
                        --------   --------   --------   -------   ------------    ----------   ----------    ----------
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of
  period..............  $   8.70   $   8.19   $   7.88   $  6.72     $   8.49      $     8.69   $     8.19    $     7.88
                        --------   --------   --------   -------     --------      ----------   ----------    ----------
 Income from
  investment
  operations
 Net investment
  income..............       .80        .84        .90       .93         1.01             .76          .79           .85
 Net realized and
  unrealized gain
  (loss) on
  investments.........     (1.00)       .52        .32      1.26        (1.74)          (1.00)         .51           .32
                        --------   --------   --------   -------       ------      ----------   ----------    ----------
  Total from
    investment
    operations........      (.20)      1.36       1.22      2.19         (.73)           (.24)        1.30          1.17
                        --------   --------   --------   -------       ------      ----------   ----------    ----------
 Less distributions
 Dividends from net
  investment income...      (.80)      (.84)      (.90)     (.93)       (1.01)           (.76)        (.79)         (.85)
 Dividends in excess
  of net investment
  income..............      (.02)      (.01)        --        --           --            (.02)        (.01)           --
 Distributions from
  paid-in
  capital in excess of
  par.................        --         --       (.01)     (.10)        (.03)             --           --          (.01)
                        --------   --------   --------   -------       ------      ----------   ----------    ----------
  Total
    distributions.....      (.82)      (.85)      (.91)    (1.03)       (1.04)           (.78)        (.80)         (.86)
                        --------   --------   --------   -------       ------      ----------   ----------    ----------
 Net asset value,
  end of period.......  $   7.68   $   8.70   $   8.19   $  7.88     $   6.72      $     7.67   $     8.69    $     8.19
                        --------   --------   --------   -------       ------      ----------   ----------    ----------
                        --------   --------   --------   -------       ------      ----------   ----------    ----------
 TOTAL RETURN#........     (2.35)%    17.32%     15.97%    34.29%       (9.15)%         (2.92)%      16.54%        15.30%
                        --------   --------   --------   -------       ------      ----------   ----------    ----------
                        --------   --------   --------   -------       ------      ----------   ----------    ----------

 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)........  $161,435   $171,364   $106,188   $54,025     $ 21,448      $3,311,323   $3,745,985    $2,887,698
 Average net assets
  (000)...............  $165,517   $149,190   $ 81,129   $37,194     $ 15,594      $3,566,709   $3,389,439    $2,582,922
 Ratios to average net
  assets:##
  Expenses, including
    distribution
    fees..............       .78%       .76%       .85%      .88%         .93%*          1.38%        1.36%         1.45%
  Expenses, excluding
    distributions
    fees..............       .63%       .61%       .70%      .73%         .78%*           .63%         .61%          .70%
  Net investment
    income............      9.86%      9.93%     10.96%    12.73%       13.58%*          9.28%        9.35%        10.29%
 Portfolio turnover
  rate................        74%        85%        68%       51%          40%             74%          85%           68%
                                                     Class C
                                                   ------------
                                                    August 1,
                                                    1994DD
                                                     through
                                                   December 31,
                           1991          1990          1994
                        ----------    ----------   ------------
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of
  period..............  $     6.71    $     8.52      $ 8.05
                        ----------    ----------       -----
 Income from
  investment
  operations
 Net investment
  income..............         .88          1.00         .32
 Net realized and
  unrealized gain
  (loss) on
  investments.........        1.26         (1.76)       (.37)
                        ----------    ----------       -----
  Total from
    investment
    operations........        2.14          (.76)       (.05)
                        ----------    ----------       -----
 Less distributions
 Dividends from net
  investment income...        (.88)        (1.02)       (.32)
 Dividends in excess
  of net investment
  income..............          --            --        (.01)
 Distributions from
  paid-in
  capital in excess of
  par.................        (.09)         (.03)         --
                        ----------    ----------       -----
  Total
    distributions.....        (.97)        (1.05)       (.33)
                        ----------    ----------       -----
 Net asset value,
  end of period.......  $     7.88    $     6.71      $ 7.67
                        ----------    ----------       -----
                        ----------    ----------       -----
 TOTAL RETURN#........       33.62%        (9.52)%     (0.79)%
                        ----------    ----------       -----
                        ----------    ----------       -----
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)........  $2,199,127    $1,626,067      $4,860
 Average net assets
  (000)...............  $1,970,257    $1,994,229      $2,840
 Ratios to average net
  assets:##
  Expenses, including
    distribution
    fees..............        1.48%         1.55%       1.48%*
  Expenses, excluding
    distributions
    fees..............         .73%          .80%        .73%*
  Net investment
    income............       11.65%        13.34%       9.80%*
 Portfolio turnover
  rate................          51%           40%         74%

---------------
     * Annualized.
   D Commencement of offering of Class A shares.
DD Commencement of offering Class C shares.
     # Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distribtuions. Total returns for periods of less than a full year are not annualized.
    ## Because of the event referred to in DD and the timing of such, the ratios for the Class C shares are not necessarily comparable to that of Class A or B shares and are not necessarily indicative of future ratios.

See Notes to Financial Statements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Prudential High Yield Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential High Yield Fund, Inc. (the ``Fund'') at December 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as ``financial statements'') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 21, 1995

                            Prudential Mutual Funds
                        Supplement dated August 1, 1995

         The following information supplements the Statement of Additional
                 Information of each of the Funds listed below.

MANAGER

    Prudential Mutual Fund Management, Inc. (PMF or the Manager), the Manager of the Fund, is a subsidiary of Prudential Securities Incorporated and The Prudential Insurance Company of America (Prudential). PMF has three wholly-owned subsidiaries: Prudential Mutual Fund Distributors, Inc., Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent) and Prudential Mutual Fund Investment Management, Inc. PMFS serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, record keeping and management and administration services to qualified plans.

    Prudential is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1994. Its primary business is to offer a full range of products and services in three areas: insurance, investments and home ownership for individuals and families; health-care management and other benefit programs for employees of companies and members of groups; and asset management for institutional clients and their associates. Prudential (together with its subsidiaries) employs nearly 100,000 persons worldwide, and maintains a sales force of approximately 19,000 agents, 3,400 insurance brokers and 6,000 financial advisors. It insures or provides other financial services to more than 50 million people worldwide. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas.

    Investment advisory services are provided to the Fund by a unit of The Prudential Investment Corporation (PIC or the Subadviser), a subsidiary of Prudential.

    The Subadviser maintains a credit unit which provides credit analysis and research on both tax-exempt and taxable fixed-income securities. The portfolio manager routinely consults with the credit unit in managing the Fund's portfolio. The credit unit reviews on an ongoing basis issuers of tax-exempt and taxable fixed-income obligations, including prospective purchases and portfolio holdings of the Fund. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts.

    With respect to taxable fixed-income obligations, credit analysts review financial statements published by corporate (and governmental) issuers to examine income statements, balance sheets and cash flow numbers. They evaluate this data against their expectations of sales, earnings growth and trends in credit ratios. They study the impact of economic, regulatory and political developments on companies and industries and look at the relative value of companies. They are in regular communication both in person and by telephone with company management, Wall Street analysts and rating agencies.

    With respect to tax-exempt issuers, credit analysts review financial and operating statements supplied by state and local governments and other issuers of municipal securities to evaluate revenue projections and the financial soundness of municipal issuers. They study the impact of economic and political developments on state and local governments, evaluate industry sectors and meet periodically with public officials and other representatives of state and local governments and other tax-exempt issuers to discuss such matters as budget projections, debt policy, the strength of the regional economy and, in the case of revenue bonds, the demand for facilities. They also make site inspections to review specific projects and to evaluate the progress of construction or the operation of a facility.

    Peter Allegrini oversees the municipal bond team at the Subadviser. He also serves as the portfolio manager of the High Yield Series of Prudential Municipal Bond Fund and the Pennsylvania Series of Prudential Municipal Series Fund. He has been in the investment business since 1978.

    From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, or television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as The Wall Street Journal, The New York Times, Barron's and USA Today.

SHAREHOLDER INVESTMENT ACCOUNT

Mutual Fund Programs

    From time to time, the Fund (or a portfolio of the Fund, if applicable) may be included in a mutual fund program with other Prudential Mutual Funds. Under such a program, a group of portfolios will be selected and thereafter promoted collectively. Typically, these programs are created with an investment theme, e.g., to seek greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Fund may waive or reduce the minimum initial investment requirements in connection with such a program.

    The mutual funds in the program may be purchased individually or as a part of the program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their Prudential Securities Financial Advisor or Prudential/Pruco Securities Representative concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.

APPENDIX--GENERAL INVESTMENT INFORMATION

    The following terms are used in mutual fund investing.

Asset Allocation

    Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

Diversification

    Diversification is a time-honored technique for reducing risk, providing ``balance'' to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks and (general returns) of any one type of security.

Duration

    Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

    Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years--the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

Market Timing

    Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

Power of Compounding

    Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

APPENDIX--PORTFOLIO MANAGERS

    The following information supplements only the Statement of Additional Information of the captioned Fund.

Prudential High Yield Fund, Inc.

    According to data provided by Lipper Analytical Services, Inc., Prudential High Yield Fund, Inc. is among the oldest and largest U.S. mutual funds in the high current yield category of taxable fixed-income funds. Lars Berkman has served as the Fund's portfolio manager since 1991. In managing the Fund, he seeks to identify well priced, high yield securities consistent with the Fund's investment objective. Mr. Berkman is assisted by a team of credit analysts who analyze corporate cash flows, sales, earnings and management trends.

Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.

    Barbara Kenworthy serves as the portfolio manager of Prudential Diversified Bond Fund, Inc. and Prudential Government Income Fund, Inc. and has 20 years of investment management experience in both U.S. and foreign securities and investment grade and high yield quality bonds. Ms. Kenworthy actively manages each Fund's portfolio according to the investment adviser's interest rate outlook. Consistent with each Fund's investment objective and policies, she will, at times, invest in different sectors of the fixed-income markets seeking price discrepancies and more favorable interest rates. The investment adviser conducts extensive analysis of U.S. and overseas markets in an attempt to identify trends in interest rates, supply and demand and economic growth. The portfolio manager then selects the sectors, maturities and individual bonds she believes provide the best value under those conditions. The portfolio manager is assisted by two credit analysis teams, one that specializes in investment grade bonds and one that specializes in high yield bonds.

Prudential Municipal Series Fund
     (Arizona Series) (Ohio Series) and (Hawaii Income Series)
Prudential California Municipal Fund
     (California Series) and (California Income Series)

    Christian Smith serves as the portfolio manager of the Arizona Series, Ohio Series and Hawaii Income Series of Prudential Municipal Series Fund and the California Series and California Income Series of Prudential California Municipal Fund. Consistent with each Series' investment objective and policies, Mr. Smith seeks to invest in bonds with attractive yields and good relative value in the municipal market. He makes use of Prudential's quantitative and market analysis tools to structure the portfolios and seeks to achieve an allocation among different sectors, coupons and maturities to achieve each Series' investment goals. The portfolio manager also seeks bonds with a high level of call protection.

APPENDIX--HISTORICAL PERFORMANCE DATA

    The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

(CHART)

(CHART)

(CHART)

    Listed below are the names of the Prudential Mutual Funds and the dates of the Statements of Additional Information to which this supplement relates.

            Name of Fund                                                 Statement Date
            Prudential California Municipal Fund
               California Income Series                                  December 30, 1994
               California Series                                         December 30, 1994
            Prudential Diversified Bond Fund, Inc.                       January 3, 1995
                                                                         (as supplemented on June 20, 1995)
            Prudential GNMA Fund, Inc.                                   March 2, 1995
            Prudential Government Income Fund, Inc.                      May 1, 1995
            Prudential High Yield Fund, Inc.                             February 28, 1995
            Prudential Intermediate Global Income Fund, Inc.             March 2, 1995
            Prudential Municipal Bond Fund                               June 30, 1995
               Insured Series
               High Yield Series
               Intermediate Series
            Prudential Municipal Series Fund
               Arizona Series                                            December 30, 1994
               Florida Series                                            December 30, 1994
               Georgia Series                                            December 30, 1994
               Hawaii Income Series                                      December 30, 1994
               Maryland Series                                           December 30, 1994
               Massachusetts Series                                      December 30, 1994
               Michigan Series                                           December 30, 1994
               Minnesota Series                                          December 30, 1994
               New Jersey Series                                         December 30, 1994
               New York Series                                           December 30, 1994
               North Carolina Series                                     December 30, 1994
               Ohio Series                                               December 30, 1994
               Pennsylvania Series                                       December 30, 1994
            Prudential National Municipals Fund, Inc.                    February 28, 1995
            Prudential Short Term Global Income Fund, Inc.
               Global Assets Portfolio                                   January 3, 1995
               Short-Term Global Income Portfolio                        January 3, 1995
            Prudential Structured Maturity Fund, Inc.                    March 1, 1995
               Income Portfolio
            Prudential U. S. Government Fund                             January 3, 1995

MF 950C-10

                            Prudential Mutual Funds
                      Supplement dated September 29, 1995

The following information supplements the Statement of Additional Information of each of the Funds listed below.

MANAGER

    Prudential Mutual Fund Management, Inc. (PMF or the Manager) serves as the manager of all of the investment companies that comprise the Prudential Mutual Funds. As of August 31, 1995, assets of the Prudential Mutual Funds were approximately $50 billion. The Prudential Investment Corporation (PIC) serves as the investment adviser for each of the Funds listed below. The unit of PIC which provides investment advisory services to the Funds is known as Prudential Mutual Fund Investment Management.

    Based on data for the year ended December 31, 1994 for the Prudential Mutual Funds, on an average day, there are approximately $80 million in common stock transactions, over $100 million in bond transactions and over $4.1 billion in money market transactions. In 1994, the Prudential Mutual Funds effected more than 57,000 trades in money market securities and held on average $21 billion of money market securities. Based on complex-wide data for the year ended December 31, 1994, on an average day, 7,168 shareholders telephoned Prudential Mutual Fund Services, Inc., the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls and approximately 1.1 million fund transactions.

    PMF is a subsidiary of The Prudential Insurance Company of America (Prudential), one of the largest diversified financial services institutions in the world. For the year ended December 31, 1994, Prudential through its subsidiaries provided financial services to more than 50 million people worldwide --more than one of every five people in the United States. As of December 31, 1994, Prudential through its subsidiaries provided automobile insurance for more than 1.8 million cars and insured more than 1.5 million homes. For the year ended December 31, 1994, The Prudential Bank, a subsidiary of Prudential, served 940,000 customers in 50 states providing credit card services and loans totaling more than $1.2 billion. Assets held by Prudential Securities Incorporated (PSI) for its clients totaled approximately $150 billion at December 31, 1994. During 1994, over 28,000 new customer accounts were opened each month at PSI. The Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 34,000 brokers and agents and more than 1,100 offices in the United States.

                                                                          (over)

    Listed below are the names of the Prudential Mutual Funds and the dates of the Statements of Additional Information to which this supplement relates.

          Name of Fund                                                                    Statement Date
Prudential Allocation Fund                                                                September 29, 1995
  Strategy Portfolio
  Balanced Portfolio
Prudential California Municipal Fund
  California Income Series                                                                December 30, 1994
  California Series                                                                       December 30, 1994
Prudential Diversified Bond Fund, Inc.                                                    January 3, 1995
Prudential Equity Fund, Inc.                                                              February 28, 1995
Prudential Equity Income Fund                                                             December 30, 1994
Prudential Europe Growth Fund, Inc.                                                       June 30, 1995
Prudential Global Fund, Inc.                                                              January 3, 1995
Prudential Global Genesis Fund, Inc.                                                      July 31, 1995
Prudential Global Natural Resources Fund, Inc.                                            July 31, 1995
Prudential Government Income Fund, Inc.                                                   May 1, 1995
Prudential Government Securities Trust
  Short-Intermediate Term Series                                                          August 1, 1995
Prudential Growth Opportunity Fund, Inc.                                                  February 1, 1995
Prudential High Yield Fund, Inc.                                                          February 28, 1995
Prudential Intermediate Global Income Fund, Inc.                                          March 2, 1995
Prudential Mortgage Income Fund, Inc.                                                     August 25, 1995
Prudential Multi-Sector Fund, Inc.                                                        June 30, 1995
Prudential Municipal Bond Fund                                                            June 30, 1995
  Insured Series
  High Yield Series
  Intermediate Series
Prudential Municipal Series Fund
  Arizona Series                                                                          December 30, 1994
  Florida Series                                                                          December 30, 1994
  Georgia Series                                                                          December 30, 1994
  Hawaii Income Series                                                                    March 30, 1995
  Maryland Series                                                                         December 30, 1994
  Massachusetts Series                                                                    December 30, 1994
  Michigan Series                                                                         December 30, 1994
  Minnesota Series                                                                        December 30, 1994
  New Jersey Series                                                                       December 30, 1994
  New York Series                                                                         December 30, 1994
  North Carolina Series                                                                   December 30, 1994
  Ohio Series                                                                             December 30, 1994
  Pennsylvania Series                                                                     December 30, 1994
Prudential National Municipals Fund, Inc.                                                 February 28, 1995
Prudential Pacific Growth Fund, Inc.                                                      January 3, 1995
Prudential Short Term Global Income Fund, Inc.
  Global Assets Portfolio                                                                 January 3, 1995
  Short-Term Global Income Portfolio                                                      January 3, 1995
Prudential Structured Maturity Fund, Inc.                                                 March 1, 1995
  Income Portfolio
Prudential U. S. Government Fund                                                          January 3, 1995
Prudential Utility Fund, Inc.                                                             March 1, 1995

MF950C-14

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements:


          (1) Financial statements included in the Prospectus constituting Part A of this Registration Statement: Financial Highlights for each of the ten years in the period ended December 31, 1994 and the six months ended June 30, 1995 (unaudited).


          (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

          Portfolio of Investments at December 31, 1994 and June 30, 1995 (unaudited).

          Statement of Assets and Liabilities at December 31, 1994 and June 30, 1995 (unaudited).

          Statement of Operations for the year ended December 31, 1994 and six months ended June 30, 1995 (unaudited).

          Statement of Changes in Net Assets for the year ended December 31, 1994 and six months ended June 30, 1995 (unaudited).

          Notes to Financial Statements.

          Financial Highlights with respect to each of the five years in the period ended December 31, 1994 and six months ended June 30, 1995 (unaudited).

          Report of Independent Accountants.

(b) Exhibits:

          1. (a) Restated Articles of Incorporation. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1994 (file No. 2-63394).

          (b) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (c) Articles Supplementary. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          2. Amended and Restated By-Laws. Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-1A via Edgar on March 1, 1994 (file No. 2-63394).

          4. Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibits Nos. 1 and 2 above.

          5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

          (b) Management Agreement, as amended, between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to
          Exhibit 5(b) to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A (File No. 2-63394).

          (c) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

          6. (a)  Selected  Dealers  Agreement,  incorporated  by  reference  to
          Exhibit 6(d) to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 2-63394).

          (b) Distribution and Service Agreement for Class A Shares. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (c) Distribution and Service Agreement for Class B Shares. Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (d) Distribution and Service Agreement for Class C Shares. Incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (e) Form of Distribution and Service Agreement for Class Z Shares.*

          8. Custodian Agreement dated July 26, 1990, between the Registrant and State Street Bank and Trust Company, incorporated by reference to
          Exhibit 8 to Post-Effective Amendment No.19 to Registration Statement on Form N-1A (File No.2-63394).

          9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to
          Exhibit 9(b) to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 2-63394).

          11. Consent of Independent Accountants.*

          15. (a) Distribution and Service Plan for Class A Shares. Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (b) Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (c) Distribution and Service Plan for Class C Shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).


          16. (a) Schedule of Calculation of Yield and Average Annual Total Return (Class B Shares), incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

          (b) Schedule of Calculation of Average Annual Total Return (Class A Shares), incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No.19 to Registration Statement on Form N-1A (File No.2-63394).

          (c) Schedule of Calculation of Aggregate Total Return for Class A and Class B shares, incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 21 to Registration Statement on Form N-1A (File No. 2-63394).

          17. Financial Data Schedule.*



----------------
**Filed herewith.


Item 25. Persons Controlled by or under Common Control with Registrant.

     None.

Item 26. Number of Holders of Securities.

    As of September 22, 1995 there were 99,932, 169,356 and 907 record holders of Class A, Class B and Class C shares of common stock, respectively, $.01 par value per share, of the Registrant.


Item 27. Indemnification.

    As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibits 6(b), 6(c) and 6(d) to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant intends to purchase an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28. Business and other Connections of Investment Adviser

    (a) Prudential Mutual Fund Management, Inc.

    See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.


    The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).


    The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.


Name and Address        Position with PMF                      Principal Occupations
----------------        -----------------                      ---------------------

Brendan D. Boyle        Executive Vice                  Executive Vice President, Director of
                        President, Director               Marketing and Director, PMF; Senior Vice
                        of Marketing                      President, Prudential Securities
                        and Director                      Incorporated (Prudential Securities);
                                                          Chairman and Director of Prudential Mutual
                                                          Fund Distributors, Inc. (PMFD)

Stephen P. Fisher        Senior Vice President          Senior Vice President, PMF; Senior Vice President,
                                                          Prudential Securities; Vice President, PMFD

Frank W. Giordano          Executive Vice               Executive Vice President, General Counsel,
                           President, General             Secretary and Director, PMF and PMFD;
                           Counsel, Secretary             Senior Vice President, Prudential
                           and Director                   Securities; Director, Prudential Mutual
                                                          Fund Services, Inc., (PMFS)

Robert F. Gunia            Executive Vice               Executive Vice President, Chief Financial
                           President, Chief               and Administrative Officer, Treasurer and
                           Financial and                  Director, PMF; Senior Vice President,
                           Administrative                 Prudential Securities; Executive Vice
                           Officer, Treasurer             President, Chief Financial Officer,
                           and Director                   Treasurer and Director, PMFD; Director,
                                                          PMFS

Theresa A. Hamacher        Director                     Director, PMF, Vice President, Prudential;
                                                          Vice President, Prudential Investment
                                                          Corporation (PIC)


Timothy J. O'Brien         Director                     President, Chief Executive Officer, Chief
                                                          Operating Officer and Director, PMFD;
                                                          Chief Executive Officer and Director,
                                                          PMFS; Director, PMF

Richard A. Redeker         President, Chief             President, Chief Executive Officer and
                           Executive Officer and          Director, PMF; Executive Vice President,
                           Director                       Director and Member of the Operating
                                                          Committee, Prudential Securities;
                                                          Director, Prudential Securities Group,
                                                          Inc. (PSG); Executive Vice President, PIC;
                                                          Director, PMFD; Director, PMFS

S. Jane Rose               Senior Vice                  Senior Vice President, Senior Counsel and
                           President, Senior              Assistant Secretary, PMF; Senior Vice
                           Counsel and                    President and Senior Counsel, Prudential
                           Assistant Secretary            Securities


    (b) Prudential Investment Corporation (PIC)

    See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.


Name and Address        Position with PIC                      Principal Occupations
----------------        -----------------                      ---------------------

William M. Bethke       Senior Vice President           Senior Vice President, Prudential; Senior
Two Gateway Center                                        Vice President, PIC
Newark, NJ 07102

John D. Brookmeyer, Jr. Senior Vice President           Senior Vice President, Prudential; Senior
51 JFK Parkway          and Director                      Vice President and Director, PIC
Short Hills, NJ 07078

Barry M. Gillman        Director                        Director, PIC

Theresa A. Hamacher     Vice President                  Vice President, Prudential; Vice President,
                                                          PIC; Director, PMF

Harry E. Knapp, Jr.     President, Chairman of          President, Chairman of the Board, Director
                        the Board, Director              and Chief Executive Officer, PIC; Vice
                        and Chief                         President, Prudential
                        Executive Officer

William P. Link         Senior Vice                     Executive Vice President, Prudential; Senior
Four Gateway Center     President                         Vice President, PIC
Newark, NJ 07102

Richard A. Redeker      Executive Vice                  President, Chief Executive Officer and
                        President                         Director, PMF; Executive Vice President,
                                                          Director and Member of the Operating
                                                          Committee, Prudential Securities;
                                                          Director, PSG; Executive Vice President,
                                                          PIC; Director, PMFD; Director, PMFS

Eric A. Simonson        Vice President                  Vice President and Director, PIC; Executive
                        and Director                      Vice President, Prudential


Claude J. Zinngrabe, Jr. Executive Vice                 Vice President, Prudential; Executive Vice
                         President                        President, PIC


Item 29. Principal Underwriters

(a)(i) Prudential Securities



    Prudential Securities Incorporated is distributor for Prudential Government Securities Trust (Intermediate Term Series), Prudential Jennison Fund, Inc., The Target Portfolio Trust for Class B shares of Prudential Adjustable Rate
Securities Fund, Inc., and for Class B and Class C shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential
Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series, and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government
Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., The BlackRock Government Income Trust and Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund). Prudential Securities is also a depositor for the following unit investment trusts:

Corporate Investment Trust Fund
Prudential Equity Trust Shares
National Equity Trust
Prudential Unit Trusts
Government Securities Equity Trust
National Municipal Trust

(ii) Prudential Mutual Fund Distributors, Inc.



    Prudential Mutual Fund Distributors, Inc. is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential California Municipal Fund (California Money Market Series), Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache MoneyMart Assets (d/b/a Prudential MoneyMart Assets), Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential-Bache Tax-Free Money Fund, Inc. (d/b/a Prudential Tax-Free Money Fund), and for Class A shares of Prudential Adjustable Rate Securities Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (Arizona Series, Florida Series, Georgia Series, Hawaii Income Series, Maryland Series, Massachusetts Series, Michigan Series, Minnesota
Series, New Jersey Series, North Carolina Series, Ohio Series and Pennsylvania Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust.


(b)(i)   Information   concerning  the  directors  and  officers  of  Prudential
Securities Incorporated is set forth below.

                             Positions and             Positions and
                             Offices with              Offices with
Name(1)                      Underwriter               the Registrant
-----                        -----------               --------------


Robert C. Golden ......... Executive Vice President    None
 One New York Plaza          and Director
 New York, NY


Alan D. Hogan ............ Executive Vice President,   None
                             Chief Administrative
                             Officer and Director

George A. Murray ......... Executive Vice President    None
                             and Director


Leland B. Paton .......... Executive Vice President    None
 One New York Plaza          and Director
 New York, NY

Vincent T. Pica, II ...... Executive Vice President    None
 One New York Plaza          and Director
 New York, NY


Richard A. Redeker ....... Executive Vice President    President and Director
                             and Director

Gregory W. Scott ......... Executive Vice President,   None
                             Chief Financial Officer
                             and Director

Hardwick Simmons ......... Chief Executive Officer,    None
                             President and Director

Lee B. Spencer ........... General Counsel, Executive  None
                             Vice President,
                             Secretary and Director

    (ii) Information concerning the officers and directors of Prudential Mutual Fund Distributors, Inc. is set forth below.

                             Positions and             Positions and
                             Offices with              Offices with
Name(1)                      Underwriter               the Registrant
-----                        -----------               --------------

Joanne Accurso-Soto ........ Vice President            None

Dennis N. Annarumma ........ Vice President,           None
                               Assistant Treasurer
                               and Assistant
                               Comptroller

Phyllis J. Berman .......... Vice President            None

Brendan D. Boyle ........... Chairman and Director     None

Stephen P. Fisher .......... Vice President            None

Frank W. Giordano .......... Executive Vice President,
                               General Counsel,
                               Secretary and Director

Robert F. Gunia ............ Executive Vice            Vice President
                               President, Chief
                               Financial Officer,
                               Treasurer, and Director

Timothy J. O'Brien ......... President, Chief          None
                               Executive Officer,
                               Chief Operating
                               Officer and Director

Richard A. Redeker ......... Director                  Director and President


Andrew J. Varley ........... Vice President            None

Anita L. Whelan ............ Vice President and        None
                               Assistant Secretary

--------------
(1)The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.


    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 30. Location of Accounts and Records

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York, 10292 and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5),
(6), (7), (9), (10) and (11) and 31a-1(f) will be kept at 2 Gateway Center, Newark, New Jersey, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

Item 31. Management Services

    Other than as set forth under the captions "How the Fund is Managed-Manager" and "How the Fund is Managed-Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 32. Undertakings

    The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of October, 1995.

                             PRUDENTIAL HIGH YIELD FUND, INC.
                             /s/ Richard A. Redeker
                             --------------------------------------
                             (Richard A. Redeker, President)


    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



      Signature                         Title                       Date
      ---------                        ------                       ----

/s/ Richard A. Redeker         President and Director         October 18, 1995
-----------------------------
/s/ Richard A. Redeker

/s/ Delayne D. Gold            Director                       October 18, 1995
-----------------------------
/s/ Delayne D. Gold

/s/ Arthur Hauspurg            Director                       October 18, 1995
-----------------------------
/s/ Arthur Hauspurg

/s/ Harry A. Jacobs, Jr.       Director                       October 18, 1995
-----------------------------
/s/ Harry A. Jacobs, Jr.

/s/ Stephen P. Munn            Director                       October 18, 1995
-----------------------------
/s/ Stephen P. Munn

/s/ Louis A. Weil, III         Director                       October 18, 1995
-----------------------------
/s/ Louis A. Weil, III

/s/ Grace Torres               Treasurer and Principal        October 18, 1995
-----------------------------    Financial and Accounting
/s/ Grace Torres                 Officer

                                  EXHIBIT INDEX

1. (a) Restated Articles of Incorporation. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1994 (file No. 2-63394).

(b) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(c) Articles Supplementary. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

2. Amended and Restated By-Laws. Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-1A via Edgar on March 1, 1994 (file No. 2-63394).

4. Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibits Nos. 1 and 2 above.

5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

(b) Management Agreement, as amended, between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A (File No. 2-63394).

(c) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

6. (a) Selected Dealers Agreement, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 2-63394).

(b) Distribution and Service Agreement for Class A Shares. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(c) Distribution and Service Agreement for Class B Shares. Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(d) Distribution and Service Agreement for Class C Shares. Incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(e) Form of Distribution and Service Agreement for Class Z Shares.*

8. Custodian Agreement dated July 26, 1990, between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Post-Effective Amendment No.19 to Registration Statement on Form N-1A (File No.2-63394).

9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 2-63394).

11. Consent of Independent Accountants.*

15.  (a)  Distribution  and  Service  Plan for Class A Shares.  Incorporated  by
reference to Exhibit 15(a) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(b) Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(c) Distribution and Service Plan for Class C Shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

16. (a) Schedule of Calculation of Yield and Average Annual Total Return (Class B Shares), incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

(b) Schedule of Calculation of Average Annual Total Return (Class A Shares), incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No.19 to Registration Statement on Form N-1A (File No.2-63394).

(c) Schedule of Calculation of Aggregate Total Return for Class A and Class B shares, incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 21 to Registration Statement on Form N-1A (File No. 2-63394).


17. Financial Data Schedule.*



----------------
**Filed herewith.